UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6091
                                                     ---------------------

                 Nuveen Investment Quality Municipal Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: October 31, 2003
                                           ------------------

                  Date of reporting period: October 31, 2003
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Nuveen
Municipal Closed-End
Exchange-Traded
Funds

ANNUAL REPORT October 31, 2003

                                        NUVEEN INVESTMENT QUALITY MUNICIPAL FUND
                                                                             NQM

                                            NUVEEN SELECT QUALITY MUNICIPAL FUND
                                                                             NQS

                                            NUVEEN QUALITY INCOME MUNICIPAL FUND
                                                                             NQU

                                            NUVEEN PREMIER MUNICIPAL INCOME FUND
                                                                             NPF



First Photo: Man holding up small boy.
Second Photo: 2 women with 2 girls looking at seashells.

DEPENDABLE,
TAX-FREE INCOME
BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)

logo: NUVEEN investments

FASTER INFORMATION
     RECEIVE YOUR
        NUVEEN FUND REPORT
          ELECTRONICALLY

By registering for electronic delivery, you will receive an e-mail as soon as your Nuveen Fund information is available. Click on the link and you will be taken directly to the report. Your Fund report can be viewed and saved on your computer. Your report will arrive faster via e-mail than by traditional mail.

Registering is easy and only takes a few minutes (see instructions at right).

SOME COMMON CONCERNS:

WILL MY E-MAIL ADDRESS BE DISTRIBUTED TO OTHER COMPANIES?

No, your e-mail address is strictly confidential and will not be used for anything other than notification of shareholder information.

WHAT IF I CHANGE MY MIND AND WANT TO RECEIVE INVESTOR MATERIALS THROUGH REGULAR MAIL DELIVERY AGAIN?

If you decide you do not like receiving your reports electronically, it's a simple process to go back to regular mail delivery.

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

FOLLOW THE STEPS OUTLINED BELOW:

1 Go to WWW.INVESTORDELIVERY.COM and follow the simple instructions, using the address sheet that accompanied this report as a guide.

2  You'll be taken to a page with several options. Select the NEW
   ENROLLMENT-CREATE screen and follow the simple instructions.

3 Click Submit. Confirm the information you just entered is correct, then click Submit again.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME DIRECTLY TO YOU FROM NUVEEN,

FOLLOW THE STEPS OUTLINED BELOW:

1  Go to WWW.NUVEEN.COM

2 Select ACCESS YOUR ACCOUNT. Select the E-REPORT ENROLLMENT section. Click on Enrollment Today.

3 You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

logo: NUVEEN investments

Dear
   SHAREHOLDER

Sidebar text: WE THINK YOUR NUVEEN FUND CAN BE AN IMPORTANT BUILDING BLOCK IN A PORTFOLIO DESIGNED TO PERFORM WELL THROUGH A VARIETY OF MARKET CONDITIONS.

Photo of:Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

I am very pleased to report that for the year ended October 31, 2003, your Nuveen Fund continued to provide you with attractive monthly tax-free income.

Your Nuveen Fund is managed with a value investing strategy that puts an emphasis on finding securities that we think are undervalued or underrated. We believe that there are always some municipal bonds that the market is not properly valuing, and that by using a consistent, research-oriented management approach we have the opportunity to find them for your Fund.

In this low-rate environment, many have begun to wonder whether interest rates will soon start to rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. We believe that by constructing a carefully balanced portfolio with the help of a trusted investment professional you may be able to reduce your overall investment risk and give yourself a better chance to meet your financial goals. We think that municipal bond investments like your Nuveen Fund can be important building blocks in a portfolio designed to perform well through a variety of market conditions.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

December 15, 2003

Nuveen National Municipal Closed-End Exchange-Traded Funds
(NQM, NQS, NQU, NPF)

Portfolio Managers'
              COMMENTS

Portfolio managers Tom Spalding and Dan Solender discuss U.S. economic and market conditions, key investment strategies, and the annual performance of these national Funds. A 27-year veteran of Nuveen, Tom has managed NQS and NQU since January 2003. Tom recently turned over portfolio management responsibility for NQM (in November 2003) and NPF (in September 2003) to Dan, who has 16 years of investment experience.

WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE 12-MONTH PERIOD ENDED OCTOBER 31, 2003?
Over the 12-month reporting period, the two greatest influences on the general economy continued to be historically low interest rates and the overall pace of economic improvement. In June 2003, the Federal Reserve reduced the fed funds rate to 1.0%, the lowest level since 1958. The Fed's accommodative monetary policy coupled with Washington's tax relief measures and increased spending for defense helped to fuel an 8.2% year-over-year jump in the third-quarter Gross Domestic Product (GDP), up from 3.3% in the second quarter. At the same time, inflation remained under control throughout the period.

In the municipal market, the slower rate of economic recovery over the majority of this reporting period, low interest rates, and lack of inflationary pressures helped many municipal bonds perform well. During the summer of 2003, however, stronger-than-expected economic data precipitated a spike in bond yields and a corresponding drop in bond prices that impacted results across all fixed-income markets, including the municipal market, for the 12-month period ended October 31, 2003.

During the first 10 months of 2003, municipal supply nationally remained robust, with $319.9 billion in new bonds, up 8% over the same period in 2002.

HOW DID THESE NUVEEN FUNDS PERFORM OVER THIS REPORTING PERIOD?
Individual results for these Funds, as well as for relevant benchmarks, are presented in the accompanying table.

                                TOTAL     LEHMAN
                               RETURN      TOTAL     LIPPER
           MARKET YIELD        ON NAV     RETURN1   AVERAGE2
============================================================
                               1 YEAR     1 YEAR     1 YEAR
                   TAXABLE-     ENDED      ENDED      ENDED
      10/31/03  EQUIVALENT3  10/31/03   10/31/03   10/31/03
============================================================
NQM      6.68%       9.28%      6.88%      5.11%      8.08%
------------------------------------------------------------
NQS      6.73%       9.35%      8.96%      5.11%      8.08%
------------------------------------------------------------
NQU      6.74%       9.36%      9.37%      5.11%      8.08%
------------------------------------------------------------
NPF      6.72%       9.33%      6.57%      5.11%      8.08%
------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report. For the 12 months ended October 31, 2003, all four of the Funds in this report outperformed the

1 The total annual returns on common share net asset value (NAV) for these Nuveen Funds are compared with the total annual return of the Lehman Brothers Municipal Bond Index, an unleveraged, unmanaged index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

2 The total returns of these Funds are compared with the average annualized return of the 62 funds in the Lipper General Leveraged Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends.

3 The taxable-equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%.

unleveraged Lehman Brothers Municipal Bond Index. NQS and NQU also outperformed their Lipper peer group average, while NQM and NPF trailed this measure. The use of leverage was one of the factors that influenced the performances of these Funds relative to the Lehman index over the past 12 months. While this is a strategy that carries price risk and additional volatility, leveraging can provide opportunities for additional income for common shareholders, especially during periods of low short-term interest rates.

In general, the Funds also benefited from their duration4 positioning during this period. As of October 31, 2003, the durations of NQM, NQS, and NQU ranged from 9.10 to 10.01. However, NPF's duration of 12.22 had a negative impact on the Fund's performance as interest rates rose during the summer of 2003. Investments with longer durations generally would be expected to underperform those with shorter durations during rising rate periods, all other factors being equal.

In addition to leverage and duration, factors such as call exposure, portfolio trading activity, and the price movement of specific sectors and holdings also had an impact on the Funds' relative performances during this period. For example, NQS and NQU held higher concentrations of airline-backed bonds than NQM and NPF. Although airline bonds had depreciated significantly as the airlines struggled with the economic downturn and the aftermath of September 11, 2001, these bonds began to rebound in recent months, recovering some of their value. Because NQM and NPF had little or no exposure to airline bonds, they did not benefit from the recovery to the extent that NQS and NQU did.

HOW DID THE MARKET ENVIRONMENT AFFECT THE FUNDS' DIVIDENDS AND SHARE PRICES? With short-term interest rates remaining at historically low levels, the dividend-paying capabilities of all of these Funds benefited from their use of leverage. During the 12 months ended October 31, 2003, continued low short-term rates enabled us to implement two dividend increases in NQM and NQS and one each in NQU and NPF.

Even at these dividend levels, each Fund's common share net investment income during the period exceeded the amount of dividends paid to common shareholders. This excess net investment income, along with any excess net investment income from

4 Duration is a measure of a fund's NAV volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the fund. References to duration in this commentary are intended to indicate fund duration unless otherwise noted.

prior fiscal periods, was held in reserve by the Funds as undistributed net investment income (UNII) and is part of the Funds' net asset value. The Funds, over time, will pay all their net investment income out to common shareholders. However, UNII reserves may help the Funds maintain more stable common share dividend levels over time should the short-term rates the Funds pay on their MuniPreferred shares rise or net common share earnings otherwise decline.

Despite the increased volatility in the fixed-income markets during the summer of 2003, the share prices and net asset values of these Funds ended the period higher than they had been at the beginning, with the exception of NPF, where the NAV ended slightly lower. As of October 31, 2003, the discounts to common share NAV for NQM, NQS, and NPF were narrower than they had been 12 months earlier, while the discount on NQU had widened slightly.

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE FISCAL YEAR ENDED OCTOBER 31, 2003?
Over this 12-month reporting period, we continued to place strong emphasis on keeping the Funds fully invested and well diversified, improving call protection, and enhancing dividend-paying capabilities. We also continued to focus on managing the Funds' durations, with the goal of enhancing our ability to mitigate interest rate risk and produce potentially more consistent returns over time. Interest rate risk is the risk that the value of a Fund's portfolio will decline when market interest rates rise. The longer the duration of a Fund's portfolio, the greater its interest rate risk. As a result of our efforts, the durations of all four Funds shortened over the past 12 months.

In line with the steepness of the municipal yield curve, the majority of our purchase activity over the past year focused on value opportunities in the intermediate part of the yield curve (i.e., bonds that mature in 15 to 20 years). In many cases, bonds in this part of the curve offered yields similar to those of longer-term bonds but, in our opinion, had less inherent interest rate risk.

In the recent market environment, we have focused on bonds offering above-market coupons that can help to support the Funds' dividends by generating cash flow. In addition, they can provide more protection than lower coupons if rates should rise. We also focused on issues in the low AA/high A credit quality sectors that can add yield and diversification.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF OCTOBER 31, 2003?
We believe that, given the current geopolitical and economic climate, maintaining strong credit quality remains a vital requirement. As of October 31, 2003, these Nuveen Funds offered excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 73% to 84%.

Looking at bond calls, these Funds offer good levels of call protection over the next two years, with potential call exposure ranging from 5% in NQM to 15% in NPF during 2004 and 2005. The number of bond calls will depend largely on market interest rates in coming months.

In general, we believe that these Nuveen Funds can continue to serve as attractive sources of tax-free income, while simultaneously offering the potential for portfolio diversification. In our opinion, the Funds represent a quality component of a well-balanced core investment portfolio that can continue to benefit shareholders over time.

Nuveen Investment Quality Municipal Fund, Inc.

Performance

   OVERVIEW As of October 31, 2003

NQM

Pie chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                       75%
AA                                         9%
A                                          6%
BBB                                        6%
NR                                         3%
BB or Lower                                1%

PORTFOLIO STATISTICS
---------------------------------------------------
Share Price                                 $15.10
---------------------------------------------------
Common Share Net Asset Value                $15.65
---------------------------------------------------
Market Yield                                 6.68%
---------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.28%
---------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $559,644
---------------------------------------------------
Average Effective Maturity (Years)           17.23
---------------------------------------------------
Leverage-Adjusted Duration                    9.73
---------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 6/21/90)
---------------------------------------------------
                      ON SHARE PRICE        ON NAV
---------------------------------------------------
1-Year                         7.78%         6.88%
---------------------------------------------------
5-Year                         6.15%         5.89%
---------------------------------------------------
10-Year                        5.32%         6.12%
---------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
---------------------------------------------------
U.S. Guaranteed                                22%
---------------------------------------------------
Tax Obligation/General                         17%
---------------------------------------------------
Healthcare                                     11%
---------------------------------------------------
Tax Obligation/Limited                         10%
---------------------------------------------------
Transportation                                  9%
---------------------------------------------------

Bar chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Nov                                   $0.0815
Dec                                    0.0825
Jan                                    0.0825
Feb                                    0.0825
Mar                                     0.084
Apr                                     0.084
May                                     0.084
Jun                                     0.084
Jul                                     0.084
Aug                                     0.084
Sep                                     0.084
Oct                                     0.084

Line chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price ($)

Past performance is not predictive of future results.

11/1/02                                $   15
                                         14.8
                                        14.51
                                         14.5
                                        14.57
                                         14.8
                                        14.55
                                         14.7
                                         14.9
                                         15.1
                                         14.8
                                        14.79
                                        14.95
                                        14.99
                                        15.05
                                        15.07
                                        15.12
                                        15.36
                                        15.28
                                        15.39
                                        15.03
                                        15.25
                                        15.17
                                        15.18
                                        15.24
                                        15.34
                                        15.51
                                        15.58
                                         15.9
                                        16.22
                                        16.41
                                        15.93
                                        15.95
                                           16
                                        15.82
                                        14.96
                                         14.6
                                        14.98
                                        14.68
                                        14.54
                                        14.55
                                        14.64
                                        14.88
                                        14.92
                                        15.08
                                        14.89
                                        14.97
                                        15.03
10/31/03                                 15.1


1 Taxable-equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2002 of $0.0280 per share.

Nuveen Select Quality Municipal Fund, Inc.

Performance

   OVERVIEW As of October 31, 2003

NQS

Pie chart:
Credit Quality
AAA/U.S. Guaranteed                       66%
AA                                         7%
A                                         11%
BBB                                       13%
NR                                         1%
BB or Lower                                2%

PORTFOLIO STATISTICS
---------------------------------------------------
Share Price                                 $14.81
---------------------------------------------------
Common Share Net Asset Value                $15.33
---------------------------------------------------
Market Yield                                 6.73%
---------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.35%
---------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $519,361
---------------------------------------------------
Average Effective Maturity (Years)           19.26
---------------------------------------------------
Leverage-Adjusted Duration                    9.10
---------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/21/91)
---------------------------------------------------
                      ON SHARE PRICE        ON NAV
---------------------------------------------------
1-Year                         9.91%         8.96%
---------------------------------------------------
5-Year                         5.08%         6.19%
---------------------------------------------------
10-Year                        5.85%         6.30%
---------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
---------------------------------------------------
U.S. Guaranteed                                16%
---------------------------------------------------
Healthcare                                     16%
---------------------------------------------------
Utilities                                      14%
---------------------------------------------------
Transportation                                 12%
---------------------------------------------------
Tax Obligation/Limited                          9%
---------------------------------------------------

Bar chart:
2002-2003 Monthly Tax-Free Dividends Per Share
Nov                                   $0.0805
Dec                                    0.0805
Jan                                    0.0805
Feb                                    0.0805
Mar                                     0.082
Apr                                     0.082
May                                     0.082
Jun                                     0.082
Jul                                     0.082
Aug                                     0.082
Sep                                     0.083
Oct                                     0.083

Line chart:
Share Price Performance
Weekly Closing Price ($)
Past performance is not predictive of future results.
11/1/02                                $14.44
                                        14.45
                                        14.42
                                        14.19
                                        14.28
                                        14.42
                                         14.3
                                        14.34
                                         14.5
                                        14.55
                                        14.31
                                        14.32
                                        14.38
                                        14.45
                                        14.52
                                        14.33
                                        14.35
                                        14.47
                                        14.44
                                        14.48
                                        14.34
                                        14.48
                                        14.46
                                         14.4
                                        14.49
                                        14.58
                                        14.92
                                        15.04
                                        15.49
                                        15.66
                                        15.79
                                        15.38
                                        15.42
                                        15.43
                                        15.27
                                        14.74
                                        14.36
                                        14.59
                                        14.31
                                        14.28
                                        14.28
                                        14.47
                                        14.57
                                        14.53
                                        14.66
                                        14.57
                                        14.58
                                        14.64
10/31/03                                14.81



1 Taxable-equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%.

Nuveen Quality Income Municipal Fund, Inc.

Performance

   OVERVIEW As of October 31, 2003

NQU

Pie chart:
Credit Quality
AAA/U.S. Guaranteed                       72%
AA                                        10%
A                                          7%
BBB                                        8%
BB or Lower                                3%

PORTFOLIO STATISTICS
---------------------------------------------------
Share Price                                 $14.33
---------------------------------------------------
Common Share Net Asset Value                $15.04
---------------------------------------------------
Market Yield                                 6.74%
---------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.36%
---------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $815,270
---------------------------------------------------
Average Effective Maturity (Years)           17.38
---------------------------------------------------
Leverage-Adjusted Duration                   10.01
---------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 6/19/91)
---------------------------------------------------
                      ON SHARE PRICE        ON NAV
---------------------------------------------------
1-Year                         9.31%         9.37%
---------------------------------------------------
5-Year                         3.66%         5.71%
---------------------------------------------------
10-Year                        5.62%         5.99%
---------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
---------------------------------------------------
Tax Obligation/General                         23%
---------------------------------------------------
U.S. Guaranteed                                18%
---------------------------------------------------
Transportation                                 13%
---------------------------------------------------
Utilities                                      11%
---------------------------------------------------
Healthcare                                      9%
---------------------------------------------------

Bar chart:
2002-2003 Monthly Tax-Free Dividends Per Share2

Nov                                    $0.079
Dec                                     0.079
Jan                                     0.079
Feb                                     0.079
Mar                                    0.0805
Apr                                    0.0805
May                                    0.0805
Jun                                    0.0805
Jul                                    0.0805
Aug                                    0.0805
Sep                                    0.0805
Oct                                    0.0805

Line chart:
Share Price Performance
Weekly Closing Price ($)
Past performance is not predictive of future results.
11/1/02                                $14.09
                                         14.1
                                        13.92
                                        13.76
                                        13.92
                                        13.98
                                        13.71
                                        13.64
                                        13.86
                                        14.13
                                        13.69
                                        13.82
                                        13.98
                                        14.17
                                        14.21
                                        13.98
                                        14.01
                                        14.18
                                        14.13
                                        14.13
                                        13.98
                                        14.28
                                        14.22
                                        14.05
                                        14.24
                                        14.37
                                        14.58
                                        14.67
                                        14.97
                                        15.23
                                        15.32
                                        15.16
                                        15.25
                                        15.26
                                        15.07
                                        14.34
                                        13.87
                                         14.1
                                         13.9
                                        14.14
                                        14.11
                                         14.1
                                        14.23
                                        14.28
                                        14.28
                                        14.23
                                        14.24
                                        14.23
10/31/03                                14.33



1 Taxable-equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%.

2 The Fund also paid shareholders a capital gains distribution in December 2002 of $0.0286 per share.

Nuveen Premier Municipal Income Fund, Inc.

Performance

   OVERVIEW As of October 31, 2003

NPF

Pie chart:
Credit Quality
AAA/U.S. Guaranteed                       71%
AA                                        12%
A                                          8%
BBB                                        7%
BB or Lower                                2%

PORTFOLIO STATISTICS
---------------------------------------------------
Share Price                                 $14.74
---------------------------------------------------
Common Share Net Asset Value                $15.13
---------------------------------------------------
Market Yield                                 6.72%
---------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.33%
---------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $304,048
---------------------------------------------------
Average Effective Maturity (Years)           16.65
---------------------------------------------------
Leverage-Adjusted Duration                   12.22
---------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 12/19/91)
---------------------------------------------------
                      ON SHARE PRICE        ON NAV
---------------------------------------------------
1-Year                         9.13%         6.57%
---------------------------------------------------
5-Year                         3.73%         5.88%
---------------------------------------------------
10-Year                        6.68%         6.36%
---------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
---------------------------------------------------
Tax Obligation/Limited                         19%
---------------------------------------------------
Tax Obligation/General                         17%
---------------------------------------------------
U.S. Guaranteed                                13%
---------------------------------------------------
Utilities                                      10%
---------------------------------------------------
Water and Sewer                                10%
---------------------------------------------------

Bar chart:
2002-2003 Monthly Tax-Free Dividends Per Share2
Nov                                    $0.081
Dec                                     0.081
Jan                                     0.081
Feb                                     0.081
Mar                                    0.0825
Apr                                    0.0825
May                                    0.0825
Jun                                    0.0825
Jul                                    0.0825
Aug                                    0.0825
Sep                                    0.0825
Oct                                    0.0825

Line chart:
Share Price Performance
Weekly Closing Price ($)
Past performance is not predictive of future results.
11/1/02                                 $14.5
                                        14.59
                                         14.3
                                           14
                                        14.34
                                        14.35
                                        14.18
                                        14.11
                                        14.43
                                        14.57
                                        14.31
                                        14.23
                                         14.3
                                        14.47
                                         14.5
                                        14.29
                                        14.26
                                        14.49
                                        14.53
                                        14.42
                                        14.28
                                        14.49
                                        14.41
                                         14.5
                                        14.62
                                        14.89
                                        15.03
                                        15.19
                                        15.58
                                        15.84
                                        15.93
                                         15.5
                                         15.4
                                         15.5
                                        15.42
                                        14.71
                                        14.28
                                        14.45
                                        14.27
                                        14.34
                                        14.41
                                        14.42
                                        14.44
                                         14.6
                                         14.5
                                        14.68
                                        14.57
                                        14.55
10/31/03                                14.74


1 Taxable-equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%.

2 The Fund also paid shareholders a capital gains and net ordinary income distribution in December 2002 of $0.0860 per share.

Shareholder
       MEETING REPORT
The annual shareholder meeting was held on July 28, 2003, at the Northern Trust Bank, Chicago, Illinois.

                                                                             NQM
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                          Common and
                       MuniPreferred    MuniPreferred
                       shares voting    shares voting
                            together        together   MuniPreferred   MuniPreferred   MuniPreferred    MuniPreferred MuniPreferred
                          as a class      as a class        Series M        Series T        Series W        Series TH      Series F
====================================================================================================================================
William E. Bennett

   For                     20,487,012              --              --              --              --               --            --
   Withhold                   547,734              --              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   21,034,746              --              --              --              --               --            --
====================================================================================================================================

Robert P. Bremner

   For                     20,487,818              --              --              --              --               --            --
   Withhold                   546,928              --              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   21,034,746              --              --              --              --               --            --
====================================================================================================================================

Lawrence H. Brown

   For                     20,500,203              --              --              --              --               --            --
   Withhold                   534,543              --              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   21,034,746              --              --              --              --               --            --
====================================================================================================================================

Jack B. Evans

   For                     20,500,831              --              --              --              --               --            --
   Withhold                   533,915              --              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   21,034,746              --              --              --              --               --            --
====================================================================================================================================

Anne E. Impellizzeri

   For                     20,482,468              --              --              --              --               --            --
   Withhold                   552,278              --              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   21,034,746              --              --              --              --               --            --
====================================================================================================================================

William L. Kissick

   For                     20,466,823              --              --              --              --               --            --
   Withhold                   567,923              --              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   21,034,746              --              --              --              --               --            --
====================================================================================================================================

Thomas E. Leafstrand

   For                     20,484,904              --              --              --              --               --            --
   Withhold                   549,842              --              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   21,034,746              --              --              --              --               --            --
====================================================================================================================================

Peter R. Sawers

   For                     20,491,021              --              --              --              --               --            --
   Withhold                   543,725              --              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   21,034,746              --              --              --              --               --            --
====================================================================================================================================

William J. Schneider

   For                             --          10,593              --              --              --               --            --
   Withhold                        --              87              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           --          10,680              --              --              --               --            --
====================================================================================================================================


10


                                                                             NQM
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:

                          Common and
                       MuniPreferred    MuniPreferred
                       shares voting    shares voting
                            together        together   MuniPreferred   MuniPreferred   MuniPreferred    MuniPreferred MuniPreferred
                          as a class      as a class        Series M        Series T        Series W        Series TH      Series F
====================================================================================================================================
Timothy R. Schwertfeger

   For                             --          10,593              --              --              --               --            --
   Withhold                        --              87              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           --          10,680              --              --              --               --            --
====================================================================================================================================

Judith M. Stockdale

   For                     20,510,074              --              --              --              --               --            --
   Withhold                   524,672              --              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   21,034,746              --              --              --              --               --            --
====================================================================================================================================

Sheila W. Wellington

   For                     20,472,824              --              --              --              --               --            --
   Withhold                   561,922              --              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   21,034,746              --              --              --              --               --            --
====================================================================================================================================

TO APPROVE A CHANGE TO A
FUNDAMENTAL INVESTMENT
RESTRICTION WITH RESPECT
TO LENDING

   For                     15,015,138           1,978              --              --              --               --            --
   Against                  1,252,708             342              --              --              --               --            --
   Abstain                    703,127              55              --              --              --               --            --
   Broker Non-Vote          4,063,773           8,305              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   21,034,746          10,680              --              --              --               --            --
====================================================================================================================================

TO APPROVE A CHANGE TO A
FUNDAMENTAL INVESTMENT
RESTRICTION WITH RESPECT
TO BORROWING

   For                     15,062,182           1,980              --              --              --               --            --
   Against                  1,241,403             344              --              --              --               --            --
   Abstain                    667,388              51              --              --              --               --            --
   Broker Non-Vote          4,063,773           8,305              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   21,034,746          10,680              --              --              --               --            --
====================================================================================================================================

TO APPROVE AN AGREEMENT
AND PLAN OF REORGANIZATION
AND THE TRANSACTIONS
CONTEMPLATED THEREBY

   For                     15,260,738           2,172             442             721             356              233           420
   Against                    979,382             132              27              59              10               12            24
   Abstain                    730,853              71              17              27               5               14             8
   Broker Non-Vote          4,063,773           8,305           1,553           1,566           1,741            1,579         1,866
------------------------------------------------------------------------------------------------------------------------------------
   Total                   21,034,746          10,680           2,039           2,373           2,112            1,838         2,318
====================================================================================================================================

11


Shareholder
   MEETING REPORT (continued)

                                                                             NQS
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:

                          Common and
                       MuniPreferred    MuniPreferred
                       shares voting    shares voting
                            together        together   MuniPreferred   MuniPreferred   MuniPreferred    MuniPreferred MuniPreferred
                          as a class      as a class        Series M        Series T        Series W        Series TH      Series F
====================================================================================================================================
William E. Bennett

   For                     19,727,236              --              --              --              --               --            --
   Withhold                   452,514              --              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   20,179,750              --              --              --              --               --            --
====================================================================================================================================

Robert P. Bremner

   For                     19,739,850              --              --              --              --               --            --
   Withhold                   439,900              --              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   20,179,750              --              --              --              --               --            --
====================================================================================================================================

Lawrence H. Brown

   For                     19,763,719              --              --              --              --               --            --
   Withhold                   416,031              --              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   20,179,750              --              --              --              --               --            --
====================================================================================================================================

Jack B. Evans

   For                     19,744,411              --              --              --              --               --            --
   Withhold                   435,339              --              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   20,179,750              --              --              --              --               --            --
====================================================================================================================================

Anne E. Impellizzeri

   For                     19,747,783              --              --              --              --               --            --
   Withhold                   431,967              --              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   20,179,750              --              --              --              --               --            --
====================================================================================================================================

William L. Kissick

   For                     19,717,178              --              --              --              --               --            --
   Withhold                   462,572              --              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   20,179,750              --              --              --              --               --            --
====================================================================================================================================

Thomas E. Leafstrand

   For                     19,754,483              --              --              --              --               --            --
   Withhold                   425,267              --              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   20,179,750              --              --              --              --               --            --
====================================================================================================================================

Peter R. Sawers

   For                     19,751,890              --              --              --              --               --            --
   Withhold                   427,860              --              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   20,179,750              --              --              --              --               --            --
====================================================================================================================================

William J. Schneider

   For                             --          10,310              --              --              --               --            --
   Withhold                        --              97              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           --          10,407              --              --              --               --            --
====================================================================================================================================

12


                                                                             NQS
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:

                          Common and
                       MuniPreferred    MuniPreferred
                       shares voting    shares voting
                            together        together   MuniPreferred   MuniPreferred   MuniPreferred    MuniPreferred MuniPreferred
                          as a class      as a class        Series M        Series T        Series W        Series TH      Series F
====================================================================================================================================

Timothy R. Schwertfeger

   For                             --          10,311              --              --              --               --            --
   Withhold                        --              96              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           --          10,407              --              --              --               --            --
====================================================================================================================================

Judith M. Stockdale

   For                     19,744,141              --              --              --              --               --            --
   Withhold                   435,609              --              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   20,179,750              --              --              --              --               --            --
====================================================================================================================================

Sheila W. Wellington

   For                     19,746,774              --              --              --              --               --            --
   Withhold                   432,976              --              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   20,179,750              --              --              --              --               --            --
====================================================================================================================================

TO APPROVE A CHANGE TO A
FUNDAMENTAL INVESTMENT
RESTRICTION WITH RESPECT
TO LENDING

   For                     14,196,625           1,967              --              --              --               --            --
   Against                  1,040,520             249              --              --              --               --            --
   Abstain                    693,610              80              --              --              --               --            --
   Broker Non-Vote          4,248,995           8,111              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   20,179,750          10,407              --              --              --               --            --
====================================================================================================================================

TO APPROVE A CHANGE TO A
FUNDAMENTAL INVESTMENT
RESTRICTION WITH RESPECT
TO BORROWING

   For                     14,184,926           1,945              --              --              --               --            --
   Against                  1,048,455             242              --              --              --               --            --
   Abstain                    697,374             109              --              --              --               --            --
   Broker Non-Vote          4,248,995           8,111              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   20,179,750          10,407              --              --              --               --            --
====================================================================================================================================

TO APPROVE AN AGREEMENT
AND PLAN OF REORGANIZATION
AND THE TRANSACTIONS
CONTEMPLATED THEREBY

   For                     14,372,274           1,935             288             259             441              171           776
   Against                    818,234             250              21              78              72               43            36
   Abstain                    740,247             111              23              21              16               13            38
   Broker Non-Vote          4,248,995           8,111           1,422           1,550           2,085            1,241         1,813
------------------------------------------------------------------------------------------------------------------------------------
   Total                   20,179,750          10,407           1,754           1,908           2,614            1,468         2,663
====================================================================================================================================

13


Shareholder
   MEETING REPORT (continued)

                                                                             NQU
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:

                      Common and
                   MuniPreferred  MuniPreferred
                   shares voting  shares voting
                        together       together MuniPreferred MuniPreferred MuniPreferred  MuniPreferred MuniPreferred MuniPreferred
                      as a class     as a class      Series M      Series T      Series W      Series W2     Series TH      Series F
====================================================================================================================================

William E. Bennett
   For                31,940,042            --            --            --            --            --            --          --
   Withhold              790,428            --            --            --            --            --            --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total              32,730,470            --            --            --            --            --            --          --
====================================================================================================================================
Robert P. Bremner
   For                31,960,275            --            --            --            --            --            --          --
   Withhold              770,195            --            --            --            --            --            --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total              32,730,470            --            --            --            --            --            --          --
====================================================================================================================================
Lawrence H. Brown
   For                31,994,090            --            --            --            --            --            --          --
   Withhold              736,380            --            --            --            --            --            --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total              32,730,470            --            --            --            --            --            --          --
====================================================================================================================================
Jack B. Evans
   For                31,977,347            --            --            --            --            --            --          --
   Withhold              753,123            --            --            --            --            --            --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total              32,730,470            --            --            --            --            --            --          --
====================================================================================================================================
Anne E. Impellizzeri
   For                31,952,576            --            --            --            --            --            --          --
   Withhold              777,894            --            --            --            --            --            --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total              32,730,470            --            --            --            --            --            --          --
====================================================================================================================================
William L. Kissick
   For                31,950,421            --            --            --            --            --            --          --
   Withhold              780,049            --            --            --            --            --            --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total              32,730,470            --            --            --            --            --            --          --
====================================================================================================================================
Thomas E. Leafstrand
   For                31,977,823            --            --            --            --            --            --          --
   Withhold              752,647            --            --            --            --            --            --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total              32,730,470            --            --            --            --            --            --          --
====================================================================================================================================
Peter R. Sawers
   For                31,977,447            --            --            --            --            --            --          --
   Withhold              753,023            --            --            --            --            --            --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total              32,730,470            --            --            --            --            --            --          --
====================================================================================================================================
William J. Schneider
   For                        --        16,403            --            --            --            --            --          --
   Withhold                   --            31            --            --            --            --            --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                      --        16,434            --            --            --            --            --          --
====================================================================================================================================



14


                                                                             NQU
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:

                      Common and
                   MuniPreferred  MuniPreferred
                   shares voting  shares voting
                        together       together MuniPreferred MuniPreferred MuniPreferred MuniPreferred MuniPreferred MuniPreferred
                      as a class     as a class      Series M      Series T      Series W     Series W2     Series TH      Series F
====================================================================================================================================
Timothy R. Schwertfeger
   For                        --        16,401            --            --            --            --            --          --
   Withhold                   --            33            --            --            --            --            --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                      --        16,434            --            --            --            --            --          --
====================================================================================================================================
Judith M. Stockdale
   For                31,982,954            --            --            --            --            --            --          --
   Withhold              747,516            --            --            --            --            --            --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total              32,730,470            --            --            --            --            --            --          --
====================================================================================================================================
Sheila W. Wellington
   For                31,957,785            --            --            --            --            --            --          --
   Withhold              772,685            --            --            --            --            --            --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total              32,730,470            --            --            --            --            --            --          --
====================================================================================================================================
TO APPROVE A CHANGE TO A
FUNDAMENTAL INVESTMENT
RESTRICTION WITH RESPECT
TO LENDING
   For                23,245,671         2,719            --            --            --            --            --          --
   Against             1,810,029           226            --            --            --            --            --          --
   Abstain             1,159,301            50            --            --            --            --            --          --
   Broker Non-Vote     6,515,469        13,439            --            --            --            --            --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total              32,730,470        16,434            --            --            --            --            --          --
====================================================================================================================================
TO APPROVE A CHANGE TO A
FUNDAMENTAL INVESTMENT
RESTRICTION WITH RESPECT
TO BORROWING
   For                23,189,077         2,719            --            --            --            --            --          --
   Against             1,862,942           226            --            --            --            --            --          --
   Abstain             1,162,982            50            --            --            --            --            --          --
   Broker Non-Vote     6,515,469        13,439            --            --            --            --            --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total              32,730,470        16,434            --            --            --            --            --          --
====================================================================================================================================
TO APPROVE AN AGREEMENT
AND PLAN OF REORGANIZATION
AND THE TRANSACTIONS
CONTEMPLATED THEREBY
   For                23,579,164         2,750           492           296           478           385           607         492
   Against             1,428,644           181            63            17            39             8            27          27
   Abstain             1,207,193            64            11             3            10             1            16          23
   Broker Non-Vote     6,515,469        13,439         2,206         2,372         2,118         1,638         2,921       2,184
------------------------------------------------------------------------------------------------------------------------------------
   Total              32,730,470        16,434         2,772         2,688         2,645         2,032         3,571       2,726
====================================================================================================================================


15


Shareholder
   MEETING REPORT (continued)

                                                                              NPF
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                          Common and
                                                       MuniPreferred    MuniPreferred
                                                       shares voting    shares voting
                                                            together        together   MuniPreferred    MuniPreferred  MuniPreferred
                                                          as a class      as a class        Series M         Series T      Series TH
====================================================================================================================================
William E. Bennett
   For                                                     11,637,159              --              --               --            --
   Withhold                                                   322,677              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   11,959,836              --              --               --            --
====================================================================================================================================
Robert P. Bremner
   For                                                     11,631,442              --              --               --            --
   Withhold                                                   328,394              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   11,959,836              --              --               --            --
====================================================================================================================================
Lawrence H. Brown
   For                                                     11,653,265              --              --               --            --
   Withhold                                                   306,571              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   11,959,836              --              --               --            --
====================================================================================================================================
Jack B. Evans
   For                                                     11,641,033              --              --               --            --
   Withhold                                                   318,803              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   11,959,836              --              --               --            --
====================================================================================================================================
Anne E. Impellizzeri
   For                                                     11,636,368              --              --               --            --
   Withhold                                                   323,468              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   11,959,836              --              --               --            --
====================================================================================================================================
William L. Kissick
   For                                                     11,618,157              --              --               --            --
   Withhold                                                   341,679              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   11,959,836              --              --               --            --
====================================================================================================================================
Thomas E. Leafstrand
   For                                                     11,645,562              --              --               --            --
   Withhold                                                   314,274              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   11,959,836              --              --               --            --
====================================================================================================================================
Peter R. Sawers
   For                                                     11,646,258              --              --               --            --
   Withhold                                                   313,578              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   11,959,836              --              --               --            --
====================================================================================================================================
William J. Schneider
   For                                                             --           6,020              --               --            --
   Withhold                                                        --             145              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                           --           6,165              --               --            --
====================================================================================================================================

16


                                                                              NPF
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                          Common and
                                                       MuniPreferred   MuniPreferred
                                                       shares voting   shares voting
                                                            together        together   MuniPreferred    MuniPreferred  MuniPreferred
                                                          as a class      as a class        Series M         Series T      Series TH
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                             --           6,126              --               --            --
   Withhold                                                        --              39              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                           --           6,165              --               --            --
====================================================================================================================================
Judith M. Stockdale
   For                                                     11,657,919              --              --               --            --
   Withhold                                                   301,917              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   11,959,836              --              --               --            --
====================================================================================================================================
Sheila W. Wellington
   For                                                     11,643,601              --              --               --            --
   Withhold                                                   316,235              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   11,959,836              --              --               --            --
====================================================================================================================================
TO APPROVE A CHANGE TO A FUNDAMENTAL INVESTMENT
RESTRICTION WITH RESPECT TO LENDING
   For                                                      8,605,142           1,442              --               --            --
   Against                                                    667,946              86              --               --            --
   Abstain                                                    446,047              64              --               --            --
   Broker Non-Vote                                          2,240,701           4,573              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   11,959,836           6,165              --               --            --
====================================================================================================================================
TO APPROVE A CHANGE TO A FUNDAMENTAL INVESTMENT
   RESTRICTION WITH RESPECT TO BORROWING
   For                                                      8,569,154           1,433              --               --            --
   Against                                                    719,039              91              --               --            --
   Abstain                                                    430,942              68              --               --            --
   Broker Non-Vote                                          2,240,701           4,573              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   11,959,836           6,165              --               --            --
====================================================================================================================================
TO APPROVE AN AGREEMENT AND PLAN OF
   REORGANIZATION AND THE TRANSACTIONS
   CONTEMPLATED THEREBY
   For                                                      8,676,951           1,430             241              667           522
   Against                                                    583,723              88               4               63            21
   Abstain                                                    458,461              74               1               59            14
   Broker Non-Vote                                          2,240,701           4,573             711            1,870         1,992
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   11,959,836           6,165             957            2,659         2,549
====================================================================================================================================


Report of

      INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS AND SHAREHOLDERS
NUVEEN INVESTMENT QUALITY MUNICIPAL FUND, INC.
NUVEEN SELECT QUALITY MUNICIPAL FUND, INC.
NUVEEN QUALITY INCOME MUNICIPAL FUND, INC.
NUVEEN PREMIER MUNICIPAL INCOME FUND, INC.

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Investment Quality Municipal Fund, Inc., Nuveen Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc. and Nuveen Premier Municipal Income Fund, Inc. as of October 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen Investment Quality Municipal Fund, Inc., Nuveen Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc. and Nuveen Premier Municipal Income Fund, Inc. at October 31, 2003, and the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP


Chicago, Illinois
December 12, 2003


                            Nuveen Investment Quality Municipal Fund, Inc. (NQM)
                            Portfolio of
                                       INVESTMENTS October 31, 2003


    PRINCIPAL                                                                              OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 4.6%

$      22,225   Jefferson County, Alabama, Sewer Revenue Capital Improvement              2/09 at 101.00         AAA   $  25,830,562
                 Warrants, Series 1999A, 5.750%, 2/01/38 (Pre-refunded to 2/01/09) -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 1.6%

       10,000   Northern Tobacco Securitization Corporation, Alaska, Tobacco              6/10 at 100.00         BBB       8,856,600
                 Settlement Asset-Backed Bonds, Series 2000, 6.500%, 6/01/31

------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 1.5%

        3,380   Arkansas Development Finance Authority, Home Mortgage Revenue             7/08 at 101.50         AAA       3,540,077
                 Bonds, FNMA/GNMA Mortgage-Backed Securities Program, Series
                 1998A, 5.150%, 7/01/17

                Van Buren County, Arkansas, Sales and Use Tax Revenue Bonds,
                Refunding and Construction, Series 2000:
        1,055    5.600%, 12/01/25 - AMBAC Insured                                        12/10 at 100.00         Aaa       1,133,281
        3,600    5.650%, 12/01/31 - AMBAC Insured                                        12/10 at 100.00         Aaa       3,897,108

------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 14.3%

        8,545   Alameda County, California, Certificates of Participation, Alameda        9/06 at 102.00         AAA       9,717,801
                 County Public FacilitiesCorporation, Series 1991, 6.000%,
                 9/01/21 (Pre-refunded to 9/01/06) - MBIA Insured

       10,000   State of California, General Obligation Bonds, Series 2003,               8/13 at 100.00          A3       9,980,100
                 5.250%, 2/01/25

        5,925   State Public Works Board of the State of California, Lease Revenue       12/03 at 102.00         Aa2       6,060,860
                 Refunding Bonds, The Regents of the University of California, Various
                 University of California Projects, 1993 Series A, 5.500%, 6/01/21

        9,740   Huntington Park Redevelopment Agency, California, Single Family             No Opt. Call         AAA      13,871,124
                 Residential Mortgage Revenue Refunding Bonds, Series 1986A,
                 8.000%, 12/01/19

        1,030   Natomas Unified School District, Sacramento County, California,             No Opt. Call         AAA       1,217,192
                 General Obligation Refunding Bonds, Series 1999, 5.950%, 9/01/21 -
                 MBIA Insured

       15,770   Ontario Redevelopment Financing Authority, San Bernardino County,           No Opt. Call         AAA      21,263,164
                 California, Revenue Refunding Bonds, Redevelopment Project 1,
                 Series 1995, 7.400%, 8/01/25 - MBIA Insured

       13,145   Perris, California, Single Family Mortgage Revenue Bonds, GNMA              No Opt. Call         AAA      17,909,011
                 Mortgage-Backed Securities Program, Series 1988B, 8.200%,
                 9/01/23 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 4.6%

          310   Colorado Housing and Finance Authority, Single Family Program Senior      5/06 at 105.00         Aa2         318,119
                 Bonds, Series 1996 B, 7.450%, 11/01/27

       12,450   City and County of Denver, Colorado, Airport System Revenue              11/10 at 100.00         AAA      13,476,005
                 Refunding Bonds, Series 2000A, 6.000%, 11/15/19 (Alternative
                 Minimum Tax) - AMBAC Insured

        3,200   Denver, Colorado, Special Facilities Airport Revenue Bonds, United Air    4/04 at 101.00          Ca       1,600,000
                 Lines, Inc. Project, Series 1992A, 6.875%, 10/01/32 (Alternative
                 Minimum Tax)#

        7,865   El Paso County School District 11, Colorado Springs, Colorado, General   12/07 at 125.00         AA-      10,247,859
                 Obligation Improvement Bonds, Series 1996, 7.125%, 12/01/21

------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 2.2%

        6,770   State of Connecticut, General Obligation Bonds, Series 2000 B,            6/10 at 100.00       AA***       7,947,709
                 5.875%, 6/15/16 (Pre-refunded to 6/15/10)

        4,350   Connecticut Housing Finance Authority, Housing Mortgage Finance          11/07 at 102.00         AAA       4,515,822
                 Program Bonds, Series 1997 C, Subseries C-2, 5.850%, 11/15/28
                 (Alternative Minimum Tax)

19


                            Nuveen Investment Quality Municipal Fund, Inc. (NQM) (continued)
                                    Portfolio of INVESTMENTS October 31, 2003



    PRINCIPAL                                                                              OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 6.8%

$       3,000   District of Columbia, General Obligation Bonds, Series 1998B, 6.000%,       No Opt. Call         AAA   $   3,525,120
                 6/01/16 - MBIA Insured

       15,950   District of Columbia, University Revenue Bonds, Georgetown University      4/11 at 31.03         AAA       3,200,208
                 Issue, Series 2001A, 0.000%, 4/01/31 - MBIA Insured

        6,000   District of Columbia Tobacco Settlement Financing Corporation, Tobacco    5/11 at 101.00         BBB       5,416,560
                 Settlement Asset-Backed Bonds, Series 2001, 6.750%, 5/15/40

       23,645   District of Columbia Water and Sewer Authority, Public Utility Revenue    4/09 at 160.00         AAA      26,121,814
                 Bonds, Series 1998, 5.500%, 10/01/23 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 5.6%

       17,500   City of Atlanta, Georgia, Airport General Revenue and Refunding Bonds     1/10 at 101.00         AAA      20,237,175
                 Series 2000A, 5.600%, 1/01/30 (Pre-refunded to 1/01/10) - FGIC Insured

        2,000   Dalton Development Authority, Georgia, Revenue Certificates, Hamilton       No Opt. Call         AAA       2,153,420
                 Health Care System, Series 1996, 5.500%, 8/15/26 - MBIA Insured

        5,980   Fulton County Development Authority, Georgia, Revenue Bonds,              9/11 at 102.00         AAA       6,490,333
                 TUFF/Atlanta Housing, LLC Project at Georgia State University,
                 Series 2001A, 5.500%, 9/01/22 - AMBAC Insured

        2,250   Municipal Electric Authority of Georgia, Project One Special Obligation     No Opt. Call          A+       2,720,948
                 Bonds, Fourth Crossover Series, 6.500%, 1/01/20

------------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 0.9%

        4,810   City of Boise City, Idaho, Revenue Refunding Bonds, Series 2001A,        12/11 at 100.00         Aaa       5,042,227
                 5.375%, 12/01/31 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 10.6%

        4,705   Village of Bourbonnais, Illinois, Industrial Project Revenue Bonds,       3/10 at 101.00          AA       5,277,081
                 Olivet Nazarene University Project, Series 2000, 6.250%, 3/01/20 -
                 RAAI Insured

        9,000   City of Chicago, Illinois, Chicago O'Hare International Airport, Special    No Opt. Call          Ca       2,340,000
                 Facility Revenue Bonds, United Air Lines, Inc. Project, Series 2001A,
                 6.375%, 11/01/35 (Alternative Minimum Tax) (Mandatory put 5/01/13)#

        7,500   Cook County Community College District 508, Chicago, Illinois,              No Opt. Call         AAA       9,005,850
                 Certificates of Participation, 8.750%, 1/01/07 - FGIC Insured

        2,110   Illinois Development Finance Authority, Local Government Program          1/11 at 100.00         Aaa       2,402,826
                 Revenue Bonds, Elmhurst Community Unit School District 205 Project,
                 Series 2000, 6.000%, 1/01/19 - FSA Insured

       12,725   School District No. 46, Elgin, Counties of Kane, Cook, and DuPage,          No Opt. Call         Aaa      16,338,264
                 Illinois, School Bonds, Series 1997, 7.800%, 1/01/12 - FSA Insured

        6,300   Madison County Community Unit School District 7, Edwardsville, Illinois,    No Opt. Call         AAA       7,298,424
                 School Building Bonds, Series 1994, 5.850%, 2/01/13 - FGIC Insured

        3,585   City of Pekin, Illinois, Multifamily Housing Refunding Revenue Bonds,    11/03 at 103.00         AAA       3,651,860
                 FHA-Insured Mortgage Loan - Section 8 Assisted Project, Series
                 1992A, 6.875%, 5/01/22

        5,390   Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry        No Opt. Call         AAA       6,650,505
                 and Will Counties, Illinois, General Obligation Bonds, Series 1992A,
                 9.000%, 6/01/07 - AMBAC Insured

          860   Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry        No Opt. Call         AAA       1,061,120
                 and Will Counties, Illinois, General Obligation Bonds, Series 1992B,
                 9.000%, 6/01/07 - AMBAC Insured

        1,180   Channahon School District Number 17, Will County, Illinois, General         No Opt. Call         Aaa       1,623,550
                 Obligation School Building Bonds, Series 2001, 8.400%, 12/01/13 -
                 AMBAC Insured

                Joliet High School District Number 204, Joliet, Illinois,
                General Obligation Bonds, Series 2001:
        1,145    8.700%, 12/01/13 - FSA Insured                                             No Opt. Call         AAA       1,603,859
        1,300    8.700%, 12/01/14 - FSA Insured                                             No Opt. Call         AAA       1,852,032

------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 3.5%

        5,530   Allen County Jail Building Corporation, Indiana, First Mortgage Bonds,    4/11 at 101.00         Aa3       6,072,880
                 Series 2000, 5.750%, 4/01/20

        1,880   Indianapolis, Indiana, GNMA Collateralized Multifamily Housing            7/10 at 102.00         Aaa       1,976,782
                 Mortgage Revenue Bonds, Cloverleaf Apartments Project Phase I,
                 Series 2000, 6.000%, 1/20/31

20


    PRINCIPAL                                                                              OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDIANA (continued)

$       5,065   MSD Steuben County K-5 Building Corporation, Indiana, First Mortgage      7/10 at 101.00         AAA   $   5,806,010
                 Bonds, Series 2000, 6.125%, 1/15/21 - FSA Insured

        2,495   Shelbyville, Indiana, GNMA Collateralized Multifamily Housing Revenue     7/10 at 102.00         Aaa       2,623,368
                  Bonds, Blueridge Terrace Project, Series 2000, 6.050%, 1/20/36

        2,765   Wayne County Jail Holding Corporation, Indiana, First Mortgage Bonds,     1/13 at 101.00         AAA       3,159,344
                 Series 2001, 5.750%, 7/15/14 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 1.6%

        2,805   Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed                 No Opt. Call         Aaa       2,988,531
                 Securities Program Single Family Revenue Bonds, Series 1997A-1,
                 6.950%, 6/01/29 (Alternative Minimum Tax)

        4,205   City of Topeka, Kansas, Industrial Revenue Refunding Bonds, Sunwest       8/16 at 100.00         AAA       5,786,669
                 Hotel Corporation Project, Series 1988, 9.500%, 10/01/16
                 (Alternative Minimum Tax) (Pre-refunded to 8/15/16)

------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 2.8%

        2,000   Jefferson County, Kentucky, Health Facilities Revenue Refunding Bonds,    1/07 at 102.00         AAA       2,160,700
                 Jewish Hospital Healthcare Services Inc., Series 1996, 5.700%,
                 1/01/21 - AMBAC Insured

       12,500   County of Jefferson, Kentucky, Pollution Control Revenue Bonds,           4/05 at 102.00         AAA      13,388,250
                 Louisville Gas and Electric Company Project, Series 1995A, 5.900%,
                 4/15/23 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 7.1%

        2,515   East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA        10/07 at 102.00         Aaa       2,600,711
                 Mortgage-Backed Securities Program, Family Mortgage Revenue
                 Refunding Bonds, Series 1997D, 5.900%, 10/01/30 (Alternative
                 Minimum Tax)

        1,635   Jefferson Parish Home Mortgage Authority, Louisiana, Single Family       12/09 at 103.00         Aaa       1,786,156
                 Mortgage Revenue Refunding Bonds, Series 2000A-2, 7.500%,
                 12/01/30 (Alternative Minimum Tax)

                Parish of Jefferson, Louisiana, Home Mortgage Authority, Single
                Family Mortgage Revenue Bonds, Series 2000G-2:
        2,955    6.300%, 6/01/32 (Alternative Minimum Tax)                               12/10 at 102.00         Aaa       3,266,427
        1,865    5.550%, 6/01/32 (Alternative Minimum Tax)                               12/10 at 102.00         Aaa       1,890,924

          965   Louisiana Public Facilities Authority, Extended Care Facilities             No Opt. Call         BBB         971,987
                 Revenue Bonds, Comm-Care Corporation Project, Series 1994, 11.000%,
                 2/01/04

       11,545   Orleans Parish School Board, Louisiana, Public School Refunding             No Opt. Call         AAA      15,120,487
                 Bonds, Series 1987, 9.000%, 2/01/09 - MBIA Insured

       17,310   Tobacco Settlement Financing Corporation, Louisiana, Asset-Backed         5/11 at 101.00         BBB      13,859,425
                 Bonds, Series 2001B, 5.875%, 5/15/39

------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 5.1%

       12,000   The Commonwealth of Massachusetts, General Obligation Bonds,              10/10 at 100.00        AAA      13,941,360
                 Consolidated Loan Series 2000C, 5.750%, 10/01/19 (Pre-refunded to 10/01/10)

        5,000   The Commonwealth of Massachusetts, General Obligation Bonds,              9/09 at 101.00         AAA       5,857,100
                 Consolidated Loan Series 1999C, 5.875%, 9/01/17 (Pre-refunded to 9/01/09)

        5,255   Massachusetts Development Financing Authority, Assisted Living           12/09 at 102.00         N/R       5,153,421
                 Revenue Bonds, Prospect House Apartments, Series 1999, 7.000%,
                 12/01/31

        1,640   Massachusetts Health and Educational Facilities Authority, Revenue        7/11 at 100.00         BBB       1,704,419
                 Bonds, UMass Memorial Health Care, Series 2001C, 6.500%, 7/01/21

        2,000   Massachusetts Industrial Finance Agency, Resource Recovery Revenue       12/08 at 102.00         BBB       1,928,060
                 Refunding Bonds, Ogden Haverhill Project, Series 1998A, 5.600%,
                 12/01/19 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 4.1%

        4,250   Detroit School District, Wayne County, Michigan, Unlimited Tax School     5/12 at 100.00         AAA       4,608,360
                 Building and Site Improvement General Obligation Bonds,
                 Series 2001A, 5.500%, 5/01/20 - FSA Insured

       10,215   Detroit, Michigan, Water Supply System Revenue Refunding Bonds,             No Opt. Call         AAA      12,496,214
                 Series 1993, 6.500%, 7/01/15 - FGIC Insured

        5,100   Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien,        7/11 at 101.00         AAA       5,983,524
                 Series 2001A, 5.750%, 7/01/28 (Pre-refunded to 7/01/11) -
                 FGIC Insured

21


                            Nuveen Investment Quality Municipal Fund, Inc. (NQM) (continued)
                                    Portfolio of INVESTMENTS October 31, 2003



    PRINCIPAL                                                                              OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 5.6%

$       5,000   Dakota County Housing and Redevelopment Authority and Washington            No Opt. Call         AAA   $   7,141,800
                 County Housing and Redevelopment Authority, Minnesota, Single
                 Family Residential Mortgage Backed Program Revenue
                 Bonds, Series 1988, 8.450%, 9/01/19 (Alternative Minimum Tax)

        2,860   Hopkins, Minnesota, Elderly Housing Revenue Refunding Bonds, St.          3/04 at 102.00         AAA       2,968,766
                 Therese Southwest, Inc. Project, Series 1994A, 6.500%, 3/01/19
                 (Pre-refunded to 3/01/04) - RAAI Insured

       20,000   Minnesota Agricultural and Economic Development Board, Healthcare        11/10 at 101.00           A      21,417,800
                 System Revenue Bonds, Fairview Health Services, Series 2000A,
                 6.375%, 11/15/29

------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 1.8%

        7,665   Kansas City Industrial Development Authority, Missouri, FNMA              1/07 at 102.00         AAA       8,220,559
                 Multifamily Housing Revenue Bonds, Royal Woods Apartments
                 Project, Series 1997, 5.600%, 1/01/30 (Alternative Minimum Tax)
                 (Mandatory put 1/01/10)

          555   Missouri Housing Development Commission, Homeownership Loan               3/07 at 105.00         AAA         572,749
                 Program Single Family Mortgage Revenue Bonds, Series 1997A-2,
                 7.300%, 3/01/28 (Alternative Minimum Tax)

        1,250   Missouri Health and Educational Facilities Authority, Revenue Bonds,      6/11 at 101.00         AAA       1,282,150
                 SSM Health Care, Series 2001A, 5.250%, 6/01/28 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 2.5%

        3,095   NebHelp Inc, Nebraska, Student Loan Program Revenue Bonds,                3/04 at 102.00         AAA       3,115,025
                 Series 1993B, 5.875%, 6/01/14 (Alternative Minimum Tax) -
                 MBIA Insured

       10,520   Nebraska Investment Finance Authority, Single Family Housing              3/05 at 101.50         AAA      10,797,202
                 Revenue Bonds, Series 1995B, 6.450%, 3/01/35 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 4.9%

       11,000   Clark County School District, Nevada, General Obligation Bonds,           6/12 at 100.00         AAA      11,937,860
                 Series 2002C, 5.500%, 6/15/19 - MBIA Insured

       14,530   Director of Nevada State Department of Business and Industry,             1/10 at 102.00         AAA      15,690,366
                 Revenue Bonds, Las Vegas Monorail Project, 1st Tier Series 2000,
                 5.625%, 1/01/34 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 0.7%

        3,400   New Jersey Transportation Trust Fund Authority, Transportation System     6/13 at 100.00         AA-       3,680,942
                 Bonds, Series 2003C, 5.500%, 6/15/22

------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 12.1%

        7,770   Metropolitan Transportation Authority, New York, Commuter Facilities      7/09 at 100.00         AAA       8,892,376
                 Revenue Bonds, Series 1997C, 5.375%, 7/01/27 (Pre-refunded to
                 7/01/09) - FGIC Insured

                City of New York, New York, General Obligation Bonds, Fiscal
                Series 1997G:
        1,515    6.000%, 10/15/26 (Pre-refunded to 10/15/07)                             10/07 at 101.00         Aaa       1,761,824
        8,485    6.000%, 10/15/26                                                        10/07 at 101.00           A       9,273,172

        7,000   New York City Municipal Water Finance Authority, New York, Water          6/06 at 101.00         AAA       7,693,630
                 and Sewer System Revenue Bonds, Fiscal 1996 Series B, 5.750%,
                 6/15/26 - MBIA Insured

        3,300   New York City Municipal Water Finance Authority, New York, Water          6/10 at 101.00       AA***       4,035,570
                 and Sewer System Revenue Bonds, Fiscal 2000 Series B, 6.500%,
                 6/15/31 (Pre-refunded to 6/15/10)

        5,000   New York City Transitional Finance Authority, New York, Future            5/10 at 101.00         AA+       5,335,450
                 Tax Secured Bonds, Fiscal 2000 Series C, 5.500%, 11/01/24

        5,000   Power Authority of the State of New York, General Revenue Bonds,         12/05 at 100.00         Aa2       5,337,450
                 Series 2000A, 5.500%, 11/15/16

       16,445   Port Authority of New York and New Jersey, Special Project Bonds,           No Opt. Call         AAA      19,722,489
                 JFK International Air Terminal LLC Project, Series 6, 7.000%,
                 12/01/12 (Alternative Minimum Tax) - MBIA Insured

        5,400   Tobacco Settlement Financing Corporation of New York,                     6/10 at 100.00         AA-       5,728,212
                 Asset-Backed Bonds, Series 2003-A1,  5.500%, 6/01/16

22


    PRINCIPAL                                                                              OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 5.8%

$       2,795   Charlotte, North Carolina, Mortgage Revenue Bonds, FHA-Insured           11/07 at 100.00         AAA   $   2,929,495
                 Mortgage, Double Oaks Apartments, 7.350%, 5/15/26

       19,775   North Carolina Eastern Municipal Power Agency, Power System               1/07 at 102.00         AAA      21,973,189
                 Revenue Refunding Bonds, Series 1996B, 5.875%, 1/01/21 -
                 MBIA Insured

        7,420   North Carolina Medical Care Commission, Health System Revenue            10/11 at 101.00          AA       7,570,552
                 Bonds, Mission-Saint Joseph's Health System, Series 2001,
                 5.250%, 10/01/26

------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 1.6%

        8,650   Cuyahoga County, Ohio, Hospital Improvement Revenue Bonds,                2/09 at 101.00          A-       8,983,977
                 MetroHealth System Project, Series 1999, 6.150%, 2/15/29

------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 0.5%

        3,300   Trustees of the Tulsa Municipal Airport Trust, Oklahoma, Revenue         12/08 at 100.00          B-       2,808,498
                 Refunding Bonds, Series 2000B, 6.000%, 6/01/35 (Alternative
                 Minimum Tax) (Mandatory put 12/01/08)

------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 3.2%

       11,000   Commonwealth of Pennsylvania, General Obligation Bonds, 2nd              10/09 at 101.00         AAA      12,443,200
                 Series of 1999, 5.750%, 10/01/18 - MBIA Insured

        5,000   Philadelphia, Pennsylvania, General Obligation Bonds, Series 2001,        3/11 at 100.00         AAA       5,387,150
                 5.250%, 9/15/18 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 0.3%

        1,500   Puerto Rico Infrastructure Financing Authority, Special Obligation       10/10 at 101.00         AAA       1,619,235
                 Bonds, Series 2000A, 5.500%, 10/01/40

------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 5.5%

        4,635   Newport Housing Development Corporation, Rhode Island, Multifamily          No Opt. Call         AAA       5,016,275
                 Mortgage Revenue Refunding Bonds, Broadway-West Broadway
                 Apartments - FHA-Insured Mortgage Section 8 Assisted Project,
                 Series 1995A, 6.800%, 8/01/24

       24,000   Rhode Island Health and Educational Building Corporation,                 5/07 at 102.00         AAA      25,993,200
                 Hospital Financing Revenue Bonds, Lifespan Obligated Group Issue,
                 Series 1996, 5.750%, 5/15/23 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 1.6%

       10,000   Tobacco Settlement Revenue Management Authority, South Carolina,          5/11 at 101.00         BBB       8,811,600
                 Tobacco Settlement Asset-Backed  Bonds, Series 2001B, 6.375%,
                 5/15/28

------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 14.7%

        3,135   Austin Housing Finance Corporation, Texas, Multifamily Housing           12/10 at 105.00         Aaa       3,502,391
                 Revenue Bonds, GNMA Collateralized Mortgage Loan - Santa Maria
                 Village Project, Series 2000A, 7.375%, 6/20/35 (Alternative
                 Minimum Tax)

       13,400   Bexar County, Texas, Housing Finance Corporation, Multifamily             5/16 at 100.00         N/R      13,013,678
                 Housing Revenue Bonds, American Opportunity for Housing,
                 Series 2001A, 7.500%, 5/01/33

        3,000   Bexar County, Texas, Housing Finance Corporation, Multifamily             5/16 at 100.00         N/R       2,909,910
                 Housing Revenue Bonds, American Opportunity for Housing,
                 Series 2001B, 8.250%, 5/01/33

       18,710   Clear Creek Independent School District, Galveston and Harris             2/10 at 100.00         AAA      19,958,893
                 Counties, Texas, Unlimited Tax Schoolhouse and Refunding Bonds,
                 Series 2000, 5.500%, 2/15/22

                Dallas Housing Corporation, Texas, Refunding and Capital Program
                Revenue Bonds, Section 8 Assisted Projects, Series 1990:
          445    7.700%, 8/01/05                                                          2/04 at 100.00        Baa1         449,784
        2,000    7.850%, 8/01/13                                                          2/04 at 100.00        Baa1       2,025,500

                Harris County Hospital District, Texas, Revenue Refunding Bonds,
                Series 1990:
        5,535    7.400%, 2/15/10 - AMBAC Insured                                            No Opt. Call         AAA       6,233,185
        7,640    7.400%, 2/15/10 - AMBAC Insured                                            No Opt. Call         AAA       8,927,187

23


                            Nuveen Investment Quality Municipal Fund, Inc. (NQM) (continued)
                                    Portfolio of INVESTMENTS October 31, 2003



    PRINCIPAL                                                                              OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$       5,000   Harris County Hospital District, Texas, Refunding Revenue Bonds,          8/10 at 100.00         AAA   $   5,697,350
                 Series 2000, 6.000%, 2/15/14 - MBIA Insured

        2,256   Heart of Texas Housing Finance Corporation, GNMA Collateralized           6/10 at 105.00         AAA       2,501,701
                 Mortgage Loan Revenue Bonds, Robinson Garden Project,
                 Series 2000A, 7.375%, 6/20/35 (Alternative Minimum Tax)

        3,960   Stafford, Texas, Economic Development Corporation, Sales Tax              9/15 at 100.00         AAA       4,250,347
                 Revenue Bonds, Series 2000, 5.500%, 9/01/30 - FGIC Insured

        6,865   Tarrant County Health Facilities Development Corporation, Texas,         12/10 at 105.00         Aaa       8,058,686
                 Mortgage Revenue Bonds, GNMA Collateralized Mortgage Loan -
                 Eastview Nursing Home, Ebony Lake Nursing Center, Ft. Stockton
                 Nursing Center, Lynnhaven Nursing Center and Mission Oaks Manor,
                 Series 2000-A1, 7.500%, 12/20/22

        3,965   Tyler Health Facilities Development Corporation, Texas, Hospital         11/07 at 102.00         AAA       4,205,471
                 Revenue Bonds, East Texas Medical Center, Series 1997C, 5.600%,
                 11/01/27 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.3%

        1,960   City of Virginia Beach Development Authority, Virginia, Multifamily      10/14 at 102.00         N/R       1,882,443
                 Residential Rental Housing Revenue Bonds, The Hamptons and
                 Hampton Court Apartments Project, Series 1999, 7.500%,
                 10/01/39 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 8.3%

       17,075   Port of Seattle, Washington, Limited Tax General Obligation Bonds,       12/10 at 100.00         AA+      17,918,334
                 Series 2000B, 5.750%, 12/01/25 (Alternative Minimum Tax)

        5,000   Port of Seattle, Washington, Revenue Bonds, Series 2001B, 5.625%,        10/11 at 100.00        AAA        5,385,450
                 4/01/17 (Alternative Minimum Tax) - FGIC Insured

       16,750   Port of Seattle, Washington, Revenue Bonds, Series 2000A, 5.625%,         8/10 at 100.00        AAA       17,881,463
                 2/01/30 - MBIA Insured

        5,630   State of Washington, Various Purpose General Obligation Bonds,            7/08 at 100.00        AAA        5,398,945
                 Series 1998A, 4.500%, 7/01/23 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 0.9%

        5,000   Mason County, West Virginia, Pollution Control Revenue Bonds,            10/11 at 100.00         BBB       4,962,000
                 Appalachian Power Company Project, Series 2003L, 5.500%, 10/01/22

------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 1.7%

        4,850   State of Wisconsin, General Obligation Refunding Bonds,                     No Opt. Call         AAA       5,513,965
                 Series 2001-1, 5.500%, 5/01/13 - MBIA Insured

                Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
                Eagle River Memorial Hospital Inc. Project, Series 2000:
        1,000    5.750%, 8/15/20 - RAAI Insured                                           8/10 at 101.00          AA       1,068,540
        3,000    5.875%, 8/15/30 - RAAI Insured                                           8/10 at 101.00          AA       3,205,560

------------------------------------------------------------------------------------------------------------------------------------
$     773,831   Total Long-Term Investments (cost $778,388,891) - 148.9%                                                 833,619,225
=============-----------------------------------------------------------------------------------------------------------------------

24


    PRINCIPAL                                                                                                                 MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                            RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.8%

$       1,000   Michigan Strategic Fund, Variable Rate Demand Limited Obligation                                A-1   $   1,000,000
                 Revenue Bonds, Detroit Symphony Orchestra Project, Series 2001A,
                 1.150%, 6/01/31+

        3,300   Nebraska Educational Finance Authority, Variable Rate Demand                                 VMIG-1       3,300,000
                 Revenue Refunding Bonds, Creighton University Project, Series 2001,
                 1.150%, 8/01/31+
------------------------------------------------------------------------------------------------------------------------------------
$       4,300   Total Short-Term Investments (cost $4,300,000)                                                            4,300,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $782,688,891) - 149.7%                                                          837,919,225
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 4.1%                                                                     22,725,071
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.8)%                                                       (301,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 559,644,296
                ====================================================================================================================

                     (1)    All percentages shown in the Portfolio of
                            Investments are based on net assets applicable to
                            Common shares.
                       *    Optional Call Provisions (not covered by the report
                            of independent auditors): Dates (month and year) and
                            prices of the earliest optional call or redemption.
                            There may be other call provisions at varying prices
                            at later dates.
                      **    Ratings (not covered by the report of independent
                            auditors): Using the higher of Standard & Poor's or
                            Moody's rating.
                     ***    Securities are backed by an escrow or trust
                            containing sufficient U.S. Government or U.S.
                            Government agency securities which ensures the
                            timely payment of principal and interest. Such
                            securities are normally considered to be equivalent
                            to AAA rated securities.
                       #    On December 9, 2002, UAL Corporation, the holding
                            company of United Air Lines, Inc. filed for federal
                            bankruptcy protection. The Adviser determined that
                            it was likely United would not remain current on
                            their interest payment obligations with respect to
                            these bonds and thus has stopped accruing interest.
                     N/R    Investment is not rated.
                       +    Security has a maturity of more than one year, but
                            has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                            Nuveen Select Quality Municipal Fund, Inc. (NQS)
                            Portfolio of
                                       INVESTMENTS October 31, 2003



    PRINCIPAL                                                                              OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 4.0%

$       4,000   Jefferson County, Alabama, Sewer Revenue Capital Improvement              2/09 at 101.00         AAA   $   4,575,760
                 Warrants, Series 1999A, 5.375%, 2/01/36 (Pre-refunded to 2/01/09)
                 - FGIC Insured

       10,000   Health Care Authority of Lauderdale County, City of Florence, Alabama,    7/10 at 102.00         AAA      10,942,300
                 Revenue Bonds, Coffee Health Group, Series 2000A, 6.000%, 7/01/29
                 - FSA Insured

        5,155   Phenix City Industrial Development Board, Alabama, Environmental          5/12 at 100.00         BBB       5,280,937
                 Improvement Revenue Bonds, MeadWestvaco Project, Series 2002A,
                 6.350%, 5/15/35 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 1.1%

        4,500   Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax              No Opt. Call          A3       5,634,540
                 Refunding Bonds, Series 1993, 7.375%, 8/01/15

------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 0.1%

          550   California Pollution Control Financing Authority, Pollution Control       4/11 at 102.00         AAA         588,071
                 Revenue Refunding Bonds, Pacific Gas and Electric Company,
                 Series 1996A Remarketed, 5.350%, 12/01/16 (Alternative
                 Minimum Tax) - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 8.4%

       11,000   Colorado Department of Transportation, Revenue Anticipation Bonds,        6/10 at 100.50         AAA      13,026,420
                 Series 2000, 6.000%, 6/15/15 (Pre-refunded to 6/15/10) -
                 AMBAC Insured

        9,250   Colorado Health Facilities Authority, Remarketed Revenue Bonds,           7/06 at 102.00           A       9,512,792
                 Kaiser Permanente, Series 1994A, 5.350%, 11/01/16

       16,995   City and County of Denver, Colorado, Airport System Revenue              11/10 at 100.00         AAA      17,673,610
                 Refunding Bonds, Series 2000A, 5.625%, 11/15/23 (Alternative
                 Minimum Tax) - AMBAC Insured

       12,355   Northwest Parkway Public Highway Authority, Colorado, Revenue              6/11 at 40.52         AAA       3,424,435
                 Bonds, Senior Series 2001B, 0.000%, 6/15/26 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 1.7%

        9,285   Connecticut Development Authority, Health Facility Refunding              8/04 at 102.00         N/R       8,579,061
                 Revenue Bonds, Alzheimer's Resource Center of Connecticut, Inc.
                 Project, Series 1994A, 7.250%, 8/15/21

------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 3.2%

                District of Columbia, Washington D.C. General Obligation Bonds,
                Series 1998B:
        5,000    6.000%, 6/01/19 - MBIA Insured                                             No Opt. Call         AAA       5,873,450
        7,265    5.250%, 6/01/26 - FSA Insured                                            6/08 at 101.00         AAA       7,428,027

        3,380   District of Columbia Tobacco Settlement Financing Corporation,            5/11 at 101.00         BBB       3,093,883
                 Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.250%,
                 5/15/24

------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 3.7%

        5,665   Florida Housing Finance Corporation, Housing Revenue Bonds, The           7/10 at 100.00         AAA       5,887,351
                 Park at Palm Bay, Series 2000R-1, 5.875%, 1/01/33 (Alternative
                 Minimum Tax) - FSA Insured

        4,550   JEA, Florida, Water and Sewer System Revenue Bonds, Series 2002A,         4/07 at 100.00         AAA       4,741,601
                 5.375%, 10/01/30 - MBIA Insured

                Lee County, Florida, Airport Revenue Bonds, Series 2000A:
        3,075    5.875%, 10/01/18 (Alternative Minimum Tax) - FSA Insured                10/10 at 101.00         AAA       3,335,514
        4,860    5.875%, 10/01/19 (Alternative Minimum Tax) - FSA Insured                10/10 at 101.00         AAA       5,247,731

------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 0.8%

        3,750   City of Atlanta, Georgia, Airport General Revenue Bonds, Series           1/10 at 101.00         AAA       3,905,100
                 2000B, 5.625%, 1/01/30 (Alternative Minimum Tax) - FGIC Insured

26


    PRINCIPAL                                                                              OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 15.6%

$       5,000   City of Chicago, Illinois, General Obligation Bonds, Project and          1/06 at 102.00         AAA   $   5,041,400
                 Refunding Series 1996B, 5.125%, 1/01/25 - FGIC Insured

        5,865   City of Chicago, Illinois, General Obligation Bonds, Neighborhoods        7/10 at 101.00         AAA       7,146,796
                 Alive 21 Program, Series 2000A, 6.500%, 1/01/35 (Pre-refunded to
                 7/01/10) - FGIC Insured

                Chicago School Reform Board of Trustees of the Board of
                Education of the City of Chicago, Illinois, Unlimited Tax
                General Obligation Bonds, Dedicated Tax Revenues, Series 1997:
        4,000    5.750%, 12/01/20 - AMBAC Insured                                        12/07 at 102.00         AAA       4,427,720
       10,300    5.750%, 12/01/27 - AMBAC Insured                                        12/07 at 102.00         AAA      11,155,003

        7,555   Chicago School Reform Board of Trustees of the Board of Education of     12/07 at 102.00         AAA       7,729,369
                 the City of Chicago, Illinois, Unlimited Tax General Obligation
                 Bonds, Dedicated Tax Revenues, Series 1997A, 5.250%, 12/01/27 -
                 AMBAC Insured

        3,415   Chicago School Reform Board of Trustees of the Board of Education of        No Opt. Call         AAA       1,015,723
                 the City of Chicago, Illinois, Unlimited Tax General Obligation Bonds,
                 Dedicated Tax Revenue, Series 1998-B1, 0.000%, 12/01/25 -
                 FGIC Insured

        5,000   City of Chicago, Illinois, Chicago O'Hare International Airport, Special    No Opt. Call          Ca       1,300,000
                 Facility Revenue Bonds,United Air Lines, Inc. Project, Series 2001A,
                 6.375%, 11/01/35 (Alternative Minimum Tax)
                 (Mandatory put 5/01/13)#

       15,000   City of Chicago, Illinois, Chicago O'Hare International Airport,          1/11 at 101.00         AAA      15,326,850
                 Second Lien Passenger Facility Charge Revenue Bonds, Series 2001A,
                 5.375%, 1/01/32 (Alternative Minimum Tax) - AMBAC Insured

                City of Chicago, Illinois, Chicago O'Hare International Airport,
                Second Lien Passenger Facility Charge Revenue Bonds, Series
                2001C:
        3,770    5.100%, 1/01/26 (Alternative Minimum Tax) - AMBAC Insured                1/11 at 101.00         AAA       3,783,987
        5,360    5.250%, 1/01/32 (Alternative Minimum Tax) - AMBAC Insured                1/11 at 101.00         AAA       5,428,822

        2,000   Illinois Health Facilities Authority, Revenue Bonds, Midwest Care         2/11 at 102.00         Aaa       2,086,260
                 Center Inc., Series 2001, 5.950%, 2/20/36

                Illinois Health Facilities Authority, Revenue Bonds, Condell Medical
                Center, Series 2002:
       10,000    5.750%, 5/15/22                                                          5/12 at 100.00          A3      10,274,500
        4,000    5.500%, 5/15/32                                                          5/12 at 100.00          A3       3,974,240

        2,920   Metropolitan Pier and Exposition Authority, Illinois, McCormick Place     6/12 at 101.00         AAA       2,936,469
                 Expansion Project Revenue Bonds, Series 2002A, 5.000%, 12/15/28
                 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 4.7%

        4,640   Avon Community School Building Corporation, Hendricks County,             7/04 at 101.00         AAA       4,824,904
                 Indiana, First Mortgage Bonds, Series 1994, 5.500%, 1/01/16
                 (Pre-refunded to 7/01/04) - MBIA Insured

        4,615   Beacon Heights Housing Development Corporation, Indiana,                 12/03 at 100.00         AAA       4,621,230
                 Multifamily Mortgage Revenue Refunding Bonds, FHA Mortgage
                 Insured - Section 8 Assisted Project, Series 1991A, 7.625%, 2/01/21

        4,170   Indiana Housing Finance Authority, Single Family Mortgage Revenue         1/10 at 100.00         Aaa       4,351,604
                 Bonds, Series 2000D-3, 5.950%, 7/01/26 (Alternative Minimum Tax)

        5,125   Indianapolis, Indiana, Economic Development Revenue Bonds,                7/06 at 102.00           D       2,562,500
                 Willowbrook Apartments Project, Series 1996A, 6.500%, 7/01/26##

        7,660   Hospital Authority of St. Joseph County, Indiana, Health System           2/11 at 100.00         AAA       8,027,910
                 Revenue Bonds, Memorial Health System, Series 2000, 5.625%,
                 8/15/33 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 1.0%

        5,000   Burlington, Kansas, Environmental Improvement Revenue Bonds,                No Opt. Call          A2       5,330,500
                 Kansas City Power and Light Company Project, Series 1998A,
                 4.750%, 9/01/15 (Mandatory put 10/01/07)

------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 0.6%

        2,945   Lakeland Wesley Village, Inc., Kentucky, Mortgage Revenue Refunding      11/03 at 100.00         N/R       2,965,586
                 Bonds, Lakeland Wesley Village I Elderly Section 8 Assisted Project
                 - FHA-Insured Mortgage, Series 1991, 7.500%, 11/01/21

------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 1.7%

        7,500   Maryland Health and Higher Educational Facilities Authority, Revenue      7/09 at 101.00       AA***       8,876,025
                 Bonds, Johns Hopkins University Issue, Series 1999, 6.000%,
                 7/01/39 (Pre-refunded to 7/01/09)

27


                            Nuveen Select Quality Municipal Fund, Inc. (NQS) (continued)
                                    Portfolio of INVESTMENTS October 31, 2003



    PRINCIPAL                                                                              OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 1.8%

$       7,375   Boston Housing Development Corporation, Massachusetts, Mortgage           1/04 at 102.00         AAA   $   7,439,458
                 Revenue Bonds, FHA-Insured Mortgage Loans - Section 8 Assisted
                 Projects, Series 1994A, 5.500%, 7/01/24 - MBIA Insured

        1,595   Massachusetts Educational Financing Authority, Education Loan            12/09 at 101.00         AAA       1,782,732
                 Revenue and Refunding Bonds, Issue G, Series 2000A, 5.700%,
                 12/01/11 (Alternative Minimum Tax) - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 8.7%

       10,000   Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series           1/10 at 101.00         AAA      11,660,400
                 1999A, 5.750%, 7/01/26 (Pre-refunded to 1/01/10) - FGIC Insured

        3,625   Fowlerville Community Schools, Ingham, Livingston and Shiawassee          5/07 at 100.00         AAA       4,070,803
                 Counties, Michigan, School Building and Site Bonds, Series 1996,
                 5.600%, 5/01/26 (Pre-refunded to 5/01/07) - MBIA Insured

        3,275   Michigan State Hospital Finance Authority, Revenue and Refunding          2/04 at 102.00         Ba3       2,414,985
                 Bonds, Detroit Medical Center Obligated Group, Series 1993A,
                 6.500%, 8/15/18

        6,525   Michigan State Hospital Finance Authority, Revenue Bonds, Ascension      11/09 at 101.00         AAA       7,684,493
                 Health Credit Group, Series 1999A, 5.750%, 11/15/16 (Pre-refunded to 11/15/09) - MBIA Insured

        6,000   Michigan Strategic Fund, Collateralized Limited Obligation Revenue        9/11 at 100.00          A-       6,119,220
                 Refunding Pollution Control Bonds, Fixed Rate Conversion, Detroit
                 Edison Company, Series 1999C, 5.650%, 9/01/29 (Alternative
                 Minimum Tax)

        7,500   Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit       12/12 at 100.00         AAA       7,698,450
                 Edison Company, Series 2002C Refunding, 5.450%, 12/15/32
                 (Alternative Minimum Tax) - XLCA Insured

        5,900   Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue        11/11 at 100.00         AAA       5,990,270
                 Bonds, William Beaumont Hospital, Series 2001M, 5.250%, 11/15/35
                 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 2.6%

          510   Housing and Redevelopment Authorities of the Counties of Chisago,         3/04 at 102.85         AAA         525,703
                 Southcentral Minnesota, and Stearns, Single Family Mortgage
                 Revenue Bonds, Fannie Mae Mortgage-Backed Securities Program,
                 Series 1994B, 7.050%, 9/01/27 (Alternative Minimum Tax)

        7,000   Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,         1/11 at 100.00         AAA       7,174,580
                 Airport Revenue Bonds, Series 2001A, 5.250%, 1/01/32 - FGIC Insured

        5,800   Minnesota Housing Finance Agency, Single Family Mortgage Bonds,           7/09 at 100.00         AA+       6,007,988
                 Series 2000C, 6.100%, 7/01/30 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 0.3%

        1,500   Missouri-Illinois Metropolitan District Bi-State Development Agency,     10/13 at 100.00         AAA       1,513,725
                 Metrolink Cross County Extension Project, Mass Transit Sales Tax
                 Appropriation Bonds, Series 2002B, 5.000%, 10/01/32 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 1.6%

        8,185   Nebraska Investment Finance Authority, Single Family Housing              3/05 at 101.50         AAA       8,366,871
                 Revenue Bonds, Series 1995A, 6.800%, 3/01/35 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 8.7%

        4,885   Clark County, Nevada, General Obligation Limited Tax Bond Bank            7/10 at 100.00          AA       5,388,790
                 Bonds, Series 2000, 5.500%, 7/01/18

        7,500   Clark County, Nevada, Airport System Subordinate Lien Revenue             7/10 at 101.00         AAA       8,914,050
                 Bonds, Series 1999A, 6.000%, 7/01/29 (Pre-refunded to 7/01/10) -
                 MBIA Insured

       10,000   Clark County School District, Nevada, General Obligation Limited          6/06 at 101.00         AAA      11,226,700
                 Tax School Improvement Bonds, Series 1996, 6.000%, 6/15/15
                 (Pre-refunded to 6/15/06) - FGIC Insured

        1,850   Director of Nevada State Department of Business and Industry,             1/10 at 102.00         AAA       1,993,357
                 Revenue Bonds, Las Vegas Monorail Project, 1st Tier Series 2000,
                 5.625%, 1/01/32 - AMBAC Insured

       10,000   Truckee Meadows Water Authority, Nevada, Water Revenue Bonds,             7/11 at 100.00         AAA      10,290,900
                 Series 2001A, 5.250%, 7/01/34 - FSA Insured

        6,000   Washoe County, Nevada, Reno-Sparks Convention and Visitors                1/10 at 100.00         AAA       7,145,040
                 Authority, General Obligation Limited Tax and Revenue Bonds,
                 Series 1999A, 6.375%, 7/01/23 (Pre-refunded to 1/01/10) -
                 FSA Insured

28


    PRINCIPAL                                                                              OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 5.8%

$       3,000   New Jersey Housing and Mortgage Finance Agency, Multifamily              11/07 at 101.50         AAA   $   3,141,240
                 Housing Revenue Bonds, Series  1997A, 5.550%, 5/01/27
                 (Alternative Minimum Tax) - AMBAC Insured

       17,670   New Jersey Housing and Mortgage Finance Agency, Home Buyer               10/10 at 100.00         AAA      18,466,917
                 Revenue Bonds, Series 2000CC, 5.850%, 10/01/25 (Alternative
                 Minimum Tax) - MBIA Insured

        9,645   Tobacco Settlement Financing Corporation, New Jersey, Tobacco             6/12 at 100.00         BBB       8,305,406
                 Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32

------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 4.4%

        8,500   City of Farmington, New Mexico, Pollution Control Revenue                 4/06 at 101.00        BBB-       8,417,040
                 Refunding Bonds, Public Service Company of New Mexico, San
                 Juan Project, Series 1997B, 5.800%, 4/01/22

                New Mexico Hospital Equipment Loan Council, Hospital Revenue
                Bonds, Presbyterian Healthcare Services, Series 2001A:
        8,000    5.500%, 8/01/25                                                          8/11 at 101.00          A+       8,107,360
        6,200    5.500%, 8/01/30                                                          8/11 at 101.00          A+       6,244,392

------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 15.0%

        7,000   Metropolitan Transportation Authority, New York, State Service            7/12 at 100.00         AA-       7,092,400
                 Contract Refunding Bonds, Series 2002A, 5.125%, 1/01/29

                City of New York, New York, General Obligation Bonds, Fiscal
                Series 1997G:
        1,410    6.000%, 10/15/26 (Pre-refunded to 10/15/07)                             10/07 at 101.00         Aaa       1,639,717
        7,880    6.000%, 10/15/26                                                        10/07 at 101.00           A       8,611,973

        5,000   New York City Municipal Water Finance Authority, New York, Water          6/09 at 101.00         AAA       5,037,550
                 and Sewer System Revenue Bonds,  Fiscal Series 1999B, 5.000%,
                 6/15/29 - FSA Insured

        6,000   New York City Municipal Water Finance Authority, New York, Water          6/09 at 101.00         AAA       6,420,180
                 and Sewer System Revenue Bonds, Fiscal Series 2000A, 5.500%,
                 6/15/32 - FGIC Insured

        2,255   New York City Transit Authority, Metropolitan Transportation              1/10 at 101.00         AAA       2,507,199
                 Authority, and the Triborough Bridge and Tunnel Authority, New York,
                 Certificates of Participation, Series 2000A, 5.750%, 1/01/20 -
                 AMBAC Insured

        9,750   New York Transitional Finance Authority, New York, Future Tax Secured     5/10 at 101.00      AA+***      11,601,817
                 Bonds, Fiscal Series 2000B, 6.000%, 11/15/29 (Pre-refunded to 5/15/10)

       10,000   Dormitory Authority of the State of New York, Court Facilities Lease      5/10 at 101.00           A      10,650,000
                 Revenue Bonds, City of New York Issue, Series 1999, 6.000%, 5/15/39

        5,650   Dormitory Authority of the State of New York, Mental Health Services      8/09 at 101.00         AAA       5,841,027
                 Facilities Improvement Revenue Bonds, Series 1999D, 5.250%,
                 8/15/24 - FSA Insured

        5,400   State of New York Mortgage Agency, Homeowner Mortgage Revenue             3/09 at 101.00         Aa1       5,479,488
                 Bonds, Series 79, 5.300%, 4/01/29 (Alternative Minimum Tax)

        7,545   New York State Urban Development Corporation, Corporate Purpose           7/06 at 102.00         AAA       8,023,655
                 Senior Lien Bonds, Series 1996, 5.500%, 7/01/26

        5,000   New York State Urban Development Corporation, Correctional and              No Opt. Call         AA-       5,573,400
                 Youth Facilities Service Contract Revenue Bonds, Series 2002A,
                 5.500%, 1/01/17 (Mandatory put 1/01/11)

------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 3.6%

       18,555   North Carolina Eastern Municipal Power Agency, Power System               1/04 at 100.00         AAA      18,613,819
                 Revenue Bonds, Refunding Series 1993 B, 5.500%, 1/01/17 -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 2.1%

       10,000   Grand Forks, North Dakota, Sales Tax Revenue Bonds, Aurora               12/07 at 100.00         AAA      10,715,000
                 Project, Series 1997A, 5.625%, 12/15/29 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 2.3%

                Montgomery County, Ohio, Hospital Facilities Revenue Bonds,
                Kettering Medical Center, Series 1999:
        5,000    6.750%, 4/01/18                                                          4/10 at 101.00        BBB+       5,429,750
        5,000    6.750%, 4/01/22                                                          4/10 at 101.00        BBB+       5,353,700

          985   Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities              8/10 at 100.00         Aaa       1,032,172
                 Program Residential Mortgage Revenue Bonds, Series 2000C,
                 6.050%, 3/01/32 (Alternative Minimum Tax)

29


                            Nuveen Select Quality Municipal Fund, Inc. (NQS) (continued)
                                    Portfolio of INVESTMENTS October 31, 2003


    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                OKLAHOMA - 1.6%

$      10,000   Trustees of the Tulsa Municipal Airport Trust, Oklahoma, Revenue     12/08 at 100.00          B-       $  8,411,300
                 Bonds, Refunding Series 2001B, American Airlines Inc, 5.650%,
                 12/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/08)


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 0.0%

           95   Delaware River Port Authority, New Jersey and Pennsylvania, Revenue   1/10 at 100.00         AAA            106,312
                 Bonds, Series 1999, 5.750%, 1/01/15 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 7.0%

       10,000   Greenville County School District, South Carolina, Installment       12/12 at 101.00         AA-         11,083,800
                 Purchase Revenue Bonds, Series 2002, 6.000%, 12/01/21

        3,750   Greenwood County, South Carolina, Hospital Revenue Bonds, Self       10/11 at 100.00          A+          3,741,825
                 Memorial Hospital, Series 2001, 5.500%, 10/01/31

        2,500   Lexington County Health Services District, South Carolina, Hospital  11/13 at 100.00           A          2,601,225
                 Revenue Bonds, Series 2003 Refunding and Improvement, 5.750%,
                 11/01/28

        2,080   South Carolina State Housing Finance and Development Authority,       6/10 at 100.00         Aaa          2,094,810
                 Mortgage Revenue Bonds, Series 2000A-2, 6.000%, 7/01/20
                 (Alternative Minimum Tax) - FSA Insured

                Tobacco Settlement Revenue Management Authority, South Carolina,
                Tobacco Settlement Asset Backed Bonds, Series 2001B:
       11,530    6.000%, 5/15/22                                                      5/11 at 101.00         BBB         10,447,679
        4,000    6.375%, 5/15/28                                                      5/11 at 101.00         BBB          3,524,640
        3,000    6.375%, 5/15/30                                                        No Opt. Call         BBB          2,618,280


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH DAKOTA - 2.1%

        2,500   South Dakota Education Loans Inc., Revenue Bonds, Subordinate         6/08 at 102.00          A2          2,567,925
                 Series 1998-1K, 5.600%, 6/01/20 (Alternative Minimum Tax)

        6,445   Sioux Falls, South Dakota, Industrial Revenue Refunding Bonds, Great 10/14 at 100.00         AAA          8,538,916
                 Plains Hotel Corporation Project, Series 1989, 8.500%, 11/01/16
                 (Alternative Minimum Tax) (Pre-refunded to 10/15/14)


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 6.6%

        5,000   Knox County Health, Educational, and Housing Facilities Board,        4/12 at 101.00        Baa2          5,150,950
                 Tennessee, Hospital Facilities Revenue Bonds, Baptist Health
                 System of East Tennessee, Series 2002, 6.500%, 4/15/31

       20,060   Knox County Health, Educational, and Housing Facility Board,           1/13 at 80.49         AAA         10,322,876
                 Tennessee, Hospital Revenue Bonds, Covenant Health, Series 2002A
                 Refunding, 0.000%, 1/01/17 - FSA Insured

       12,500   Health and Educational Facilities Board of the Metropolitan          11/09 at 101.00         AAA         14,777,125
                 Government of Nashville and Davidson County, Tennessee, Revenue
                 Bonds, Ascension Health Credit Group, Series 1999A, 5.875%,
                 11/15/28 (Pre-refunded to 11/15/09) - AMBAC Insured

                Tennessee Housing Development Agency, Homeownership Program
                Bonds, Issue 2000-1:
        1,785    5.750%, 7/01/10 (Alternative Minimum Tax)                              No Opt. Call          AA          1,878,463
        2,145    6.000%, 7/01/13 (Alternative Minimum Tax) - MBIA Insured             7/10 at 101.00         AAA          2,234,704


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 13.7%

       10,000   Brazos River Authority, Texas, Pollution Control Revenue Refunding      No Opt. Call         BBB         10,469,400
                 Bonds, TXU Electric Company Project, Series 2001C, 5.750%,
                 5/01/36 (Alternative Minimum Tax) (Mandatory put 11/01/11)

        5,110   Brazos River Authority, Texas, Pollution Control Revenue Refunding    4/13 at 101.00         BBB          5,686,664
                 Bonds, TXU Electric Company Project, Series 1999C, 7.700%,
                 4/01/32 (Alternative Minimum Tax)

        4,500   Brazos River Authority, Texas, Revenue Refunding Bonds, Reliant      12/08 at 102.00        BBB-          4,875,705
                 Energy, Inc. Project, Series 1999B, 7.750%, 12/01/18

        5,500   Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue      12/11 at 100.00         AAA          5,534,265
                 Bonds, Series 2001A, 5.000%, 12/01/31 - AMBAC Insured

        1,550   Gulf Coast Waste Disposal Authority, Texas, Waste Disposal            4/11 at 101.00         BBB          1,595,105
                 Revenue Bonds, Valero Energy Corporation Project, Series 2001,
                 6.650%, 4/01/32 (Alternative Minimum Tax)

        4,590   Houston, Texas, Airport System Subordinate Lien Revenue Bonds,        7/10 at 100.00         AAA          4,761,941
                 Series 2000A, 5.625%, 7/01/30 (Alternative Minimum Tax) -
                 FSA Insured

        3,500   Houston, Texas, Water and Sewer System Junior Lien Revenue           12/12 at 100.00         AAA          3,511,270
                 Refunding Bonds, Series 2002A, 5.000%, 12/01/30 - FSA Insured

30

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$       5,000   Katy Independent School District, Harris, Fort Bend, and Waller       2/12 at 100.00         AAA        $ 5,031,350
                 Counties, Texas, General Obligation Bonds, Series 2002A,
                 5.000%, 2/15/27

        9,000   Matagorda County Navigation District 1, Texas, Collateralized Revenue   No Opt. Call         AAA          9,090,090
                 Refunding Bonds, Houston Light and Power Company Project,
                 Series 1997, 5.125%, 11/01/28 (Alternative Minimum Tax) -
                 AMBAC Insured

        1,355   Panhandle Regional Housing Finance Corporation, Texas, GNMA          11/03 at 100.00         AAA          1,362,358
                 Mortgage-Backed Securities Program, Single Family Mortgage
                 Revenue Bonds, Series 1991A, 7.500%, 5/01/24 (Alternative
                 Minimum Tax)

        4,700   Sam Rayburn Municipal Power Agency, Texas, Power Supply System       10/12 at 100.00        Baa2          4,838,603
                 Revenue Refunding Bonds, Series 2002A, 6.000%, 10/01/21

        5,500   Spring Independent School District, Texas, Harris County, Texas,      8/11 at 100.00         AAA          5,522,495
                 Unlimited Tax Schoolhouse Bonds, Series 2001, 5.000%, 8/15/26

        4,520   State of Texas, General Obligation Bonds, Water Financial             8/09 at 100.00         Aa1          4,755,763
                 Assistance, Series 1999C, State Participation Program, 5.500%,
                 8/01/35

        4,560   Winter Garden Housing Finance Corporation, Texas, GNMA/FNMA           4/04 at 103.00         AAA          4,662,144
                 Mortgage-Backed Securities Program Single Family Mortgage
                 Revenue Bonds, Series 1994, 6.950%, 10/01/27 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 3.9%

        3,565   Utah Associated Municipal Power System, Revenue Bonds, Payson         4/13 at 100.00         AAA          3,598,190
                 Power Project, Series 2003A, 5.000%, 4/01/24 - FSA Insured

       16,050   Utah County, Utah, Hospital Revenue Bonds, IHC Health Services,       8/07 at 101.00         AAA         16,406,792
                 Inc., Series 1997, 5.250%, 8/15/26 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                VERMONT - 2.4%

                Vermont Educational and Health Buildings Financing Agency,
                Revenue Bonds, Fletcher Allen Health Care Project, Series 2000A:
        3,720    6.125%, 12/01/15 - AMBAC Insured                                    12/10 at 101.00         AAA          4,274,578
        4,265    6.250%, 12/01/16 - AMBAC Insured                                    12/10 at 101.00         AAA          4,933,880

        2,925   Vermont Housing Finance Agency, Single Family Housing Bonds,         11/09 at 100.00         AAA          3,023,748
                 Series 2000-13A, 5.950%, 11/01/25 (Alternative Minimum Tax) -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 3.3%

        8,810   Public Utility District No. 1 of Chelan County, Washington, Chelan    7/11 at 101.00         AAA          9,161,690
                 Hydro Consolidated System Revenue Bonds, Series 2001A, 5.600%,
                 1/01/36 (Alternative Minimum Tax) - MBIA Insured

        7,225   Port of Seattle, Washington, Special Facility Revenue Bonds,          3/10 at 101.00         AAA          7,793,824
                 Terminal 18 Project, Series 1999B, 6.000%, 9/01/20 (Alternative
                 Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 1.0%

        5,000   Mason County, West Virginia, Pollution Control Revenue Bonds,        10/11 at 100.00         BBB          4,962,000
                 Series 2003L, Appalachian Power Company Project, 5.500%, 10/01/22


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 3.1%

       10,000   Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco   6/12 at 100.00         BBB          9,140,800
                 Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/27

        5,000   Madison, Wisconsin, Industrial Development Revenue Refunding          4/12 at 100.00         AA-          5,137,250
                 Bonds, Madison Gas & Electric Company Projects, Series 2002A,
                 5.875%, 10/01/34 (Alternative Minimum Tax)

        2,100   Wisconsin Health and Educational Facilities Authority, Revenue        8/13 at 100.00           A          1,971,943
                 Bonds, Wheaton Franciscan Services, Series 2003A, 5.125%, 8/15/33
------------------------------------------------------------------------------------------------------------------------------------
$     762,380   Total Long-Term Investments (cost $731,588,439) - 148.2%                                                769,854,376
=============-----------------------------------------------------------------------------------------------------------------------

31


                            Nuveen Select Quality Municipal Fund, Inc. (NQS) (continued)
                                    Portfolio of INVESTMENTS October 31, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.0%

$       5,000   Alachua County Health Facilities Authority, Florida, Continuing Care                      VMIG-1       $  5,000,000
                 Retirement Community Revenue Bonds, Oak Hammock Project,
                 Variable Rate Demand Obligations, Series 2002A, 1.150%, 10/01/32+
------------------------------------------------------------------------------------------------------------------------------------
$       5,000   Total Short-Term Investments (cost $5,000,000)                                                            5,000,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $736,588,439) - 149.2%                                                          774,854,376
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 4.5%                                                                     23,506,253
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.7)%                                                       (279,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $519,360,629
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    # On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

                    ## Non-income producing security. In the case of a bond, non-income producing generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

                    N/R  Investment is not rated.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

32


                            Nuveen Quality Income Municipal Fund, Inc. (NQU)
                            Portfolio of
                                       INVESTMENTS October 31, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 3.4%

$       3,500   Bessemer Governmental Utility Services Corporation, Alabama, Water    6/08 at 102.00         AAA        $ 3,591,770
                 Supply Revenue Bonds, Series 1998, 5.200%, 6/01/24 - MBIA Insured

                Jefferson County, Alabama, Sewer Revenue Capitol Improvement
                Warrants, Series 2001A:
        7,475    5.500%, 2/01/31 (Pre-refunded to 2/01/11) - FGIC Insured             2/11 at 101.00         AAA          8,597,745
        6,340    5.500%, 2/01/31 (Pre-refunded to 2/01/11) - FGIC Insured             2/11 at 101.00         AAA          7,252,516
        6,970    5.500%, 2/01/31 (Pre-refunded to 2/01/11) - FGIC Insured             2/11 at 101.00         AAA          8,016,894


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 0.8%

        6,360   Alaska Housing Finance Corporation, Governmental Purpose Bonds,      12/05 at 102.00         AAA          6,649,253
                 Series 1995A, 5.875%, 12/01/30 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 2.4%

        5,350   Arizona Tourism and Sports Authority, Tax Revenue Bonds,              7/13 at 100.00         Aaa          5,410,990
                 Multipurpose Stadium Facility Project, Series 2003A, 5.000%,
                 7/01/28 - MBIA Insured

        5,000   Maricopa County Industrial Development Authority, Arizona,            9/10 at 103.00         AAA          5,035,650
                 Multifamily Housing Revenue Bonds, Bay Club at Mesa Cove
                 Project, Series 2000A, 5.800%, 9/01/35 - MBIA Insured

        1,000   Mesa, Arizona, Utility System Revenue Refunding Bonds,                  No Opt. Call         AAA          1,114,360
                 Series 2002, 5.250%, 7/01/17 - FGIC Insured

        8,010   Salt River Project Agricultural Improvement and Power District,       1/12 at 101.00          AA          8,199,517
                 Arizona, Electric System Revenue Refunding Bonds, Salt River
                 Project, Series 2002A, 5.125%, 1/01/27


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 0.5%

        3,655   Arkansas Development Finance Authority, Single Family Mortgage        7/05 at 102.00         AAA          3,795,717
                 Revenue Bonds, Mortgage-Backed Securities Program, Series
                 1995B, 6.700%, 7/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 7.3%

        5,000   State of California, General Obligation Veterans Welfare Bonds,      12/03 at 102.00           A          5,025,450
                 Series 1997BH, 5.600%, 12/01/32 (Alternative Minimum Tax)

       10,000   State of California, Various Purpose General Obligation Bonds,        4/09 at 101.00         AAA          9,733,300
                 Series 1999, 4.750%, 4/01/29 - MBIA Insured

       14,600   State of California, General Obligation Bonds, Series 2003,           8/13 at 100.00          A3         14,497,800
                 5.250%, 2/01/28

        1,000   California Department of Water Resources, Power Supply Revenue        5/12 at 101.00          A3          1,092,480
                 Bonds, Series 2002A, 5.750%, 5/01/17

       17,000   California Public Works Board, Lease Revenue Bonds, Department of    11/04 at 102.00         Aaa         18,349,970
                 Corrections, California State Prison at Monterey County - Soledad II,
                 Series 1994A, 7.000%, 11/01/19 (Pre-refunded to 11/01/04)

        8,500   Foothill-Eastern Transportation Corridor Agency, California,           1/10 at 100.00        AAA          8,515,045
                 Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35 -
                 MBIA Insured

        2,500   Los Angeles Community Redevelopment Agency, California, Tax           1/04 at 100.00      BBB***          2,526,200
                 Allocation Refunding Bonds, Central Business District
                 Redevelopment Project, Series 1987G, 6.750%, 7/01/10


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 4.6%

       10,000   City and County of Denver, Colorado, Airport System Revenue          11/10 at 100.00         AAA         10,399,300
                 Refunding Bonds, Series 2000A, 5.625%, 11/15/23 (Alternative
                 Minimum Tax) - AMBAC Insured

       11,000   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,       9/07 at 101.00         AAA         10,950,390
                 Series 1997A, 4.750%, 9/01/23 - MBIA Insured

       14,400   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,        9/10 at 65.63         AAA          7,050,240
                 2000 Series B, 0.000%, 9/01/17 - MBIA Insured

        8,740   Poudre School District R-1, Larimer County, Colorado, General        12/10 at 100.00         AAA          9,238,267
                 Obligation Bonds, Series 2000, 5.125%, 12/15/19 - FGIC Insured

33


                            Nuveen Quality Income Municipal Fund, Inc. (NQU) (continued)
                                    Portfolio of INVESTMENTS October 31, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.6%

$       4,395   City of Bridgeport, Connecticut, General Obligation Bonds, Series C,  8/11 at 100.00         AAA        $ 4,821,315
                 5.375%, 8/15/17 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 0.7%

        5,000   Washington Convention Center Authority, District of Columbia, Senior 10/08 at 101.00         AAA          5,351,650
                 Lien Dedicated Tax Revenue Bonds, Series 1998, 5.250%, 10/01/17
                 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 1.6%

        2,000   Dade County, Florida, Water and Sewer System Revenue Bonds,          10/07 at 102.00         AAA          2,202,480
                 Series 1997, 5.375%, 10/01/16 - FGIC Insured

        5,300   Escambia County Health Facilities Authority, Florida, Revenue Bonds,    No Opt. Call          AA          5,736,296
                 Ascension Health Credit Group, Series 2003A, 5.250%, 11/15/14

        5,000   Orange County Health Facility Authority, Florida, Hospital Revenue   11/10 at 101.00           A          5,418,350
                 Bonds, Adventist Health System - Sunbelt Obligated Group,
                 Series 2000, 6.500%, 11/15/30


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 1.3%

       10,000   Hawaii Department of Transportation, Airport System Revenue           7/10 at 101.00         AAA         10,946,300
                 Refunding Bonds, Series 2000B, 5.750%, 7/01/21 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 14.0%

        6,450   City of Chicago, Illinois, General Obligation Project and Refunding   7/12 at 100.00         AAA          6,742,508
                 Bonds, Series 2002A, 5.000%, 1/01/18 - AMBAC Insured

       32,670   City of Chicago, Illinois, General Obligation Bonds, City Colleges of   No Opt. Call         AAA          6,913,952
                 Chicago Capital ImprovementProject, Series 1999, 0.000%, 1/01/32
                 - FGIC Insured

        5,000   City of Chicago, Illinois, General Obligation Bonds, Neighborhoods    7/10 at 101.00         AAA          5,537,700
                 Alive 21 Program, Series 2000A, 6.000%, 1/01/28 - FGIC Insured

        5,045   City of Chicago, Illinois, General Obligation Refunding Bonds,        1/10 at 101.00         AAA          5,474,884
                 Series 2000D, 5.750%, 1/01/30 - FGIC Insured

                Board of Education of the City of Chicago, Illinois, Unlimited
                Tax General Obligation Bonds, Dedicated Revenues, Series 2001C:
        1,000    5.500%, 12/01/18 - FSA Insured                                      12/11 at 100.00         AAA          1,099,650
        3,690    5.000%, 12/01/19 - FSA Insured                                      12/11 at 100.00         AAA          3,844,463
        3,000    5.000%, 12/01/20 - FSA Insured                                      12/11 at 100.00         AAA          3,100,590
        2,000    5.000%, 12/01/21 - FSA Insured                                      12/11 at 100.00         AAA          2,054,100

                Chicago School Reform Board of Trustees of the Board of
                Education of the City of Chicago, Illinois, Unlimited Tax
                General Obligation Bonds, Dedicated Tax Revenue, Series 1998-B1:
        9,400    0.000%, 12/01/14 - FGIC Insured                                        No Opt. Call         AAA          5,740,204
        4,400    0.000%, 12/01/15 - FGIC Insured                                        No Opt. Call         AAA          2,530,792

       12,750   City of Chicago, Illinois, Chicago Midway Airport, Revenue Bonds,     1/09 at 101.00         AAA         12,758,160
                 Series 1998A, 5.125%, 1/01/35 (Alternative Minimum Tax) -
                 MBIA Insured

                City of Chicago, Illinois, Second Lien Wastewater Transmission
                Revenue Bonds, Series 2000:
        8,000    5.750%, 1/01/25 - MBIA Insured                                       1/10 at 101.00         AAA          8,655,040
        7,750    6.000%, 1/01/30 (Pre-refunded to 1/01/10) - MBIA Insured             1/10 at 101.00         AAA          9,130,973

       11,000   Illinois Health Facilities Authority, Hospital Revenue Bonds,        11/03 at 102.00         AAA         11,253,220
                 Hindsdale Hospital, Series 1993A, 7.000%, 11/15/19

       10,000   Illinois Health Facilities Authority, Revenue Bonds, Iowa Health      2/10 at 101.00         AAA         10,746,800
                 System, Series 2000, 5.875%, 2/15/30 - AMBAC Insured

        2,545   Illinois Housing Development Authority, Section 8 Elderly Housing     3/04 at 101.00           A          2,572,410
                 Revenue Bonds, Garden House of Maywood Development,
                 Series 1992, 7.000%, 9/01/18

                Illinois Educational Facilities Authority, Student Housing
                Revenue Bonds, Educational Advancement Foundation Fund,
                University Center Project, Series 2002:
        3,000    6.625%, 5/01/17                                                      5/12 at 101.00        Baa2          3,177,720
        1,800    6.000%, 5/01/22                                                      5/12 at 101.00        Baa2          1,805,814

        5,000   State of Illinois, General Obligation Bonds, Illinois FIRST, Series  12/10 at 100.00         AAA          5,358,450
                 of December 2000, 5.450%, 12/01/21 - MBIA Insured

34

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$       3,360   Joliet Regional Port District, Illinois, Airport Facilities Revenue   7/07 at 103.00         N/R        $ 3,009,787
                 Bonds, Lewis University Airport, Series 1997A, 7.250%, 7/01/18
                 (Alternative Minimum Tax)

        2,270   Metropolitan Pier and Exposition Authority, Illinois, Revenue         6/12 at 101.00         AAA          2,282,803
                 Bonds McCormick Place Expansion Project, Series 2002A,
                 5.000%, 12/15/28 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 1.7%

        3,240   Indiana Health Facility Financing Authority, Hospital Revenue Bonds,  7/12 at 100.00         AAA          3,524,440
                 Marion General Hospital Project, Series 2002, 5.625%, 7/01/19
                 - AMBAC Insured

        5,125   City of Petersburg, Indiana, Pollution Control Refunding Revenue     12/04 at 102.00           A          5,398,726
                 Bonds, Indianapolis Power & Light Company Project, Series 1995A,
                 6.625%, 12/01/24 - ACA Insured

        5,530   St. Joseph County Hospital Authority, Indiana, Revenue Bonds,         2/08 at 101.00         AAA          5,279,878
                 Memorial Health System, Series 1998A, 4.625%, 8/15/28 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 1.1%

        8,585   Iowa Finance Authority, Hospital Facilities Revenue Bonds, Iowa       7/08 at 102.00         AAA          8,697,979
                 Health System, Series 1998A, 5.125%, 1/01/28 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.6%

        4,585   Unified School District No. 232 of Johnson County, Kansas, General    9/10 at 100.00         Aaa          4,690,776
                 Obligation Bonds, Series 2000, 4.750%, 9/01/19 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 0.3%

        2,500   Commonwealth of Kentucky, State Property and Buildings                2/12 at 100.00         AAA          2,703,775
                 Commission, Revenue Refunding Bonds,  Project No. 74, Series 2002,
                 5.375%, 2/01/18 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 2.0%

       10,000   Louisiana Public Facilities Authority, Hospital Revenue Bonds,          No Opt. Call         AAA         11,104,800
                 Franciscan Missionaries of Our Lady Health System Project,
                 Series 1998A, 5.750%, 7/01/25 - FSA Insured

        5,500   Louisiana Public Facilities Authority, Revenue Bonds, Tulane          7/12 at 100.00         AAA          5,538,115
                 University, Series 2002A, 5.000%, 7/01/32 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 7.4%

        7,405   Massachusetts Health and Educational Facilities Authority, Revenue      No Opt. Call         AAA          8,317,000
                 Bonds, Massachusetts Institute of Technology, Series 2002K,
                 5.500%, 7/01/32

        6,000   Massachusetts Industrial Finance Agency, Resource Recovery           12/08 at 102.00         BBB          5,784,180
                 Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A,
                 5.600%, 12/01/19 (Alternative Minimum Tax)

        8,500   Massachusetts Turnpike Authority, Metropolitan Highway System         1/07 at 102.00         AAA          8,516,660
                 Revenue Bonds, Senior Series 1997A, 5.000%, 1/01/37 - MBIA Insured

       13,500   Massachusetts Turnpike Authority, Metropolitan Highway System         1/09 at 101.00         AAA         13,531,050
                 Revenue Bonds, Subordinated Series 1999A, 5.000%, 1/01/39
                 - AMBAC Insured

        6,945   Massachusetts Water Pollution Abatement Trust, Water Pollution        8/09 at 101.00         AAA          7,563,313
                 Abatement Revenue Bonds, MWRA Program, Subordinate
                 Series 1999A, 5.750%, 8/01/29

       10,000   Massachusetts Water Resources Authority, General Revenue Bonds,       8/10 at 101.00         AAA         10,959,100
                 Series 2000A, 5.750%, 8/01/39 - FGIC Insured

        5,380   University of Massachusetts Building Authority, Project Revenue      11/10 at 100.00         AAA          5,730,615
                 Bonds, Senior Series 2000-2, 5.250%, 11/01/20 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 1.1%

        1,000   Detroit, Michigan, Water Supply System Revenue Bonds, Senior          7/11 at 101.00         AAA          1,173,240
                 Lien, Series 2001A, 5.750%, 7/01/28 (Pre-refunded to 7/01/11) -
                 FGIC Insured

        7,425   Michigan State Hospital Finance Authority, Hospital Revenue Bonds,   11/09 at 101.00          A1          7,750,438
                 Henry Ford Health System, Series 1999A, 6.000%, 11/15/24

35


                            Nuveen Quality Income Municipal Fund, Inc. (NQU) (continued)
                                    Portfolio of INVESTMENTS October 31, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 1.8%

                Chaska, Minnesota, Electric Revenue Bonds, Generating Facility
                Project, Series 2000A:
$       1,930    6.000%, 10/01/20                                                    10/10 at 100.00          A3        $ 2,054,929
        2,685    6.000%, 10/01/25                                                    10/10 at 100.00          A3          2,820,243

        3,655   Dakota County Housing and Redevelopment Authority, Washington           No Opt. Call         AAA          5,220,656
                 County Housing and Redevelopment Authority, Minnesota, Single
                Family Residential Mortgage-Backed Program Revenue Bonds,
                 Series 1988, 8.450%, 9/01/19 (Alternative Minimum Tax)

        3,000   Minneapolis-St. Paul Metropolitan Airports Commission, Airport        1/08 at 101.00         AAA          3,022,740
                 Revenue Bonds, Series 1998A, 5.000%, 1/01/30 - AMBAC Insured

        1,180   Minnesota Housing Finance Agency, Single Family Mortgage Bonds,       1/04 at 102.00         AA+          1,205,394
                 Series 1994J, 6.950%, 7/01/26 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 0.7%

        3,080   Canton Housing Development Corporation, Mississippi, Multifamily        No Opt. Call         AAA          3,445,935
                 Mortgage Revenue Refunding Bonds, Canton Estates Apartments
                 Project, FHA-Insured Mortgage Loan, Section 8 Assisted Project,
                 Series 1990A, 7.750%, 8/01/24

        2,500   Mississippi Hospital Equipment and Facilities Authority, Revenue      1/11 at 101.00         Aaa          2,629,850
                 Bonds, Forrest County General Hospital Project, Series 2000,
                 5.500%, 1/01/27 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 0.8%

        2,400   Missouri-Illinois Metropolitan District Bi-State Development Agency, 10/13 at 100.00         AAA          2,451,672
                 Metrolink Cross County Extension Project, Mass Transit Sales Tax
                 Appropriation Bonds, Series 2002B, 5.000%, 10/01/23 -
                 FSA Insured

       15,350   Public Building Corporation of the City of Springfield, Missouri,       No Opt. Call         AAA          3,752,461
                 Leasehold Revenue Bonds, Series 2000A, Jordan Valley Park
                 Projects, 0.000%, 6/01/30 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 1.9%

        8,530   Nebraska Investment Finance Authority, Single Family Housing          3/05 at 101.50         AAA          8,719,537
                 Revenue Bonds, Series 1995A, 6.800%, 3/01/35 (Alternative
                 Minimum Tax)

        6,315   Nebraska Investment Finance Authority, Single Family Housing          3/05 at 101.50         AAA          6,481,400
                 Revenue Bonds, Series 1995B, 6.450%, 3/01/35 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 7.2%

                Clark County School District, Nevada, General Obligation Bonds,
                Series 2002C:
       34,470    5.000%, 6/15/20 - MBIA Insured                                       6/12 at 100.00         AAA         35,576,832
       12,150    5.000%, 6/15/21 - MBIA Insured                                       6/12 at 100.00         AAA         12,470,274
       10,380    5.000%, 6/15/22 - MBIA Insured                                       6/12 at 100.00         AAA         10,594,451


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 1.7%

        4,200   Camden County Pollution Control Financing Authority, New Jersey,     12/03 at 100.00          B2          4,030,194
                 Solid Waste Disposal and Resource Recovery System Revenue
                 Bonds, Series 1991D, 7.250%, 12/01/10

        1,000   New Jersey Building Authority, State Building Revenue Bonds,         12/12 at 100.00         AAA          1,112,520
                 Series 2002A, 5.000%, 12/15/21 (Pre-refunded to 12/15/12)
                 - FSA Insured

        3,200   New Jersey Transportation Trust Fund Authority, Transportation        6/13 at 100.00         AA-          3,464,416
                 System Bonds, Series 2003C, 5.500%, 6/15/22

        2,025   New Jersey Transportation Trust Fund Authority, Transportation       12/11 at 100.00         AAA          2,411,046
                 System Bonds, Series 2001B, 6.000%, 12/15/19 (Pre-refunded to
                 12/15/11) - MBIA Insured

        3,125   Tobacco Settlement Financing Corporation, New Jersey, Tobacco         6/13 at 100.00         BBB          2,840,313
                 Settlement Asset-Backed Bonds, Series 2003, 6.750%, 6/01/39


------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 0.7%

        5,925   New Mexico Hospital Equipment Loan Council, Hospital Revenue          8/11 at 101.00          A+          6,100,617
                 Bonds, Presbyterian Healthcare Services, Series 2001A,
                 5.500%, 8/01/21

36

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 24.8%

$      25,000   Erie County Tobacco Asset Securitization Corporation, New York,       7/10 at 101.00         BBB        $23,861,750
                 Senior Tobacco Settlement Asset-Backed Bonds, Series 2000,
                 6.125%, 7/15/30

        1,130   Long Island Power Authority, New York, Electric System General        9/11 at 100.00          A-          1,154,532
                 Revenue Bonds, Series 2001A, 5.375%, 9/01/25

       15,000   Metropolitan Transportation Authority, New York, Dedicated Tax        4/10 at 100.00         AAA         17,685,150
                 Fund Bonds, Series 2000A, 6.000%, 4/01/30 (Pre-refunded to
                 4/01/10) - FGIC Insured

        2,070   N.F. Housing and Commercial Rehabilitation Corporation, New York,       No Opt. Call          AA          2,300,846
                 Multifamily Mortgage Revenue Refunding Bonds, FHA-Insured
                 Mortgage - Section 8 Assisted Project, Series 1992, 7.350%, 8/01/23

       12,500   Nassau County Tobacco Settlement Corporation, New York, Tobacco       7/09 at 101.00        Baa2         12,440,875
                 Settlement Asset-Backed Bonds, Series 1999A, 6.400%, 7/15/33

        5,475   City of New York, New York, General Obligation Bonds, Fiscal          8/04 at 101.00         Aaa          5,797,806
                 Series 1995B-1, 7.250%, 8/15/19 (Pre-refunded to 8/15/04)

       14,800   City of New York, New York, General Obligation Bonds, Fiscal          6/07 at 101.00         AAA         16,316,408
                 Series 1997M, 5.500%, 6/01/17 - AMBAC Insured

        6,700   City of New York, New York, General Obligation Bonds, Fiscal          2/05 at 101.00         Aaa          7,234,727
                 Series 1995F, 6.625%, 2/15/25 (Pre-refunded to 2/15/05)

                City of New York, New York, General Obligation Bonds, Fiscal
                Series 2002G:
          950    5.000%, 8/01/17                                                      8/12 at 100.00           A            971,898
       10,545    5.750%, 8/01/18                                                      8/12 at 100.00           A         11,516,827

        5,000   City of New York, New York, General Obligation Bonds, Fiscal 2003     8/12 at 100.00           A          5,460,800
                 Series A, 5.750%, 8/01/16

                City of New York, New York, General Obligation Bonds, Fiscal
                Series 1997H:
           45    6.125%, 8/01/25 (Pre-refunded to 8/01/07)                            8/07 at 101.00        A***             52,294
        5,955    6.125%, 8/01/25                                                      8/07 at 101.00           A          6,612,194

        4,190   New York Municipal Water Finance Authority, New York, Water and       6/05 at 101.00         AAA          4,547,617
                 Sewer System Revenue Bonds, Fiscal Series 1996A, 5.875%,
                 6/15/25 (Pre-refunded to 6/15/05) - MBIA Insured

                New York Transitional Finance Authority, New York, Future Tax
                Secured Bonds, Fiscal Series 2000B:
        8,035    5.750%, 11/15/19 (Pre-refunded to 5/15/10)                           5/10 at 101.00      AA+***          9,442,330
        2,065    5.750%, 11/15/19                                                     5/10 at 101.00         AA+          2,332,273

        2,250   Dormitory Authority of the State of New York, Mount Sinai School        No Opt. Call         AAA          2,369,025
                 of Medicine, Insured Revenue Bonds, Series 1994A, 5.150%,
                 7/01/24 - MBIA Insured

                Dormitory Authority of the State of New York, Mental Health
                Services Facilities Improvement Revenue Bonds, Series 1997A:
        4,825    5.750%, 2/15/27 (Pre-refunded to 2/15/07)                            2/07 at 102.00      AA-***          5,518,449
          175    5.750%, 2/15/27                                                      2/07 at 102.00         AA-            184,562

                Dormitory Authority of the State of New York, Mental Health
                Services Facilities Improvement Revenue Bonds, Series 2000B:
        8,830    6.000%, 2/15/30 (Pre-refunded to 2/15/10) - MBIA Insured             2/10 at 100.00         AAA         10,364,036
        1,170    6.000%, 2/15/30 - MBIA Insured                                       2/10 at 100.00         AAA          1,315,490

        1,900   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00         Ba1          1,915,732
                 Mount Sinai NYU Obligated Group, Series 2000A, 6.500%, 7/01/25

                New York State Environmental Facilities Corporation, State Clean
                Water and Drinking Water Revolving Funds Revenue Bonds, New York
                City Municipal Water Finance Authority Projects, Series 2001C,
                Second Resolution Bonds:
        6,035    5.000%, 6/15/20                                                      6/11 at 100.00         AAA          6,242,906
        6,575    5.000%, 6/15/22                                                      6/11 at 100.00         AAA          6,744,241

        8,000   New York State Medical Care Facilities Finance Agency, New York       2/05 at 102.00         AAA          8,702,400
                 Hospital FHA-Insured Mortgage Revenue Bonds, Series 1994A,
                 6.500%, 8/15/29 (Pre-refunded to 2/15/05) - AMBAC Insured

        5,000   New York State Medical Care Facilities Finance Agency, Brookdale      2/05 at 102.00         AAA          5,462,700
                 Hospital Medical Center Secured Hospital Revenue Bonds,
                 Series 1995A, 6.850%, 2/15/17 (Pre-refunded to 2/15/05)

                New York State Medical Care Facilities Finance Agency,
                FHA-Insured Mortgage Project Revenue Bonds, Series 1995F:
        3,440    6.200%, 8/15/15 (Pre-refunded to 8/15/05)                            8/05 at 102.00       AA***          3,808,562
        4,250    6.300%, 8/15/25 (Pre-refunded to 8/15/05)                            8/05 at 102.00       AA***          4,712,825

37


                            Nuveen Quality Income Municipal Fund, Inc. (NQU) (continued)
                                    Portfolio of INVESTMENTS October 31, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)

$       3,040   Penfield-Crown Oak Housing Development Corporation, New York,         2/04 at 100.00         AAA        $ 3,049,576
                 Multifamily Mortgage Revenue Refunding Bonds, Crown Oak Estates
                 - FHA-Insured Mortgage Section 8 Assisted Project,
                 Series 1991A, 7.350%, 8/01/23

       13,620   The Port Authority of New York and New Jersey, Consolidated          11/12 at 101.00         AAA         14,298,412
                 Bonds, One Hundred Twenty Eighth Series, 5.000%, 11/01/20
                 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 2.6%

        7,500   North Carolina Municipal Power Agency Number 1, Catawba Electric      1/13 at 100.00         AAA          7,990,725
                 Revenue Bonds, Series 2003A, 5.250%, 1/01/19 - MBIA Insured

       13,720   North Carolina Medical Care Commission, Hospital Revenue Bonds,      12/08 at 101.00         AAA         13,511,868
                 Pitt County Memorial Hospital, Series 1998A, 4.750%, 12/01/28
                 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 1.1%

                Cincinnati City School District, Hamilton County, Ohio, General
                Obligation Bonds, Series 2002:
        2,165    5.250%, 6/01/19 - FSA Insured                                       12/12 at 100.00         AAA          2,317,394
        2,600    5.250%, 6/01/21 - FSA Insured                                       12/12 at 100.00         AAA          2,750,930
        2,000    5.000%, 12/01/22 - FSA Insured                                      12/12 at 100.00         AAA          2,053,540

        1,990   Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,      3/05 at 102.00         Aaa          2,057,242
                 GNMA Mortgage-Backed  Securities Program, Series 1995A-2,
                  6.625%, 3/01/26 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 6.5%

       17,510   Pottawatomie County Home Finance Authority, Oklahoma, Single            No Opt. Call         AAA         23,297,580
                 Family Mortgage Revenue Bonds, Series 1991A, 8.625%, 7/01/10

       11,750   Trustees of the Tulsa Municipal Airport Trust, Oklahoma, Revenue     12/08 at 100.00          B-          9,999,955
                 Refunding Bonds, Series 2000B, 6.000%, 6/01/35 (Alternative
                 Minimum Tax) (Mandatory put 12/01/08)

       23,005   Trustees of the Tulsa Municipal Airport Trust, Oklahoma, Revenue     12/08 at 100.00          B-         19,350,196
                 Refunding Bonds, American Airlines  Inc., Series 2001B, 5.650%,
                 12/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/08)


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 0.4%

        3,000   Administrative School District No. 1, Bend-La Pine, Deschutes         6/11 at 100.00         Aaa          3,309,360
                 County, Oregon, General Obligation Bonds, Series 2001A, 5.500%,
                 6/15/18 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 4.7%

        6,615   Carbon County Industrial Development Authority, Pennsylvania,           No Opt. Call        BBB-          7,110,067
                 Resource Recovery Revenue Refunding Bonds, Panther Creek
                 Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
                 Minimum Tax)

        2,820   Falls Township Hospital Authority, Pennsylvania, Refunding Revenue    2/04 at 101.00         AAA          2,998,365
                 Bonds, The Delaware Valley  Medical Center Project, FHA-Insured
                 Mortgage, Series 1992, 7.000%, 8/01/22

        7,000   Pennsylvania General Obligation Bonds, Second Series 2001,            9/11 at 101.00          AA          7,531,930
                 5.000%, 9/15/15

        7,800   Philadelphia, Pennsylvania, Gas Works Revenue Bonds, General          8/13 at 100.00         AAA          7,840,638
                 Ordinance, Fourth Series 1998, 5.000%, 8/01/32 - FSA Insured

                Philadelphia School District, Pennsylvania, General Obligation
                Bonds, Series 2002B:
        6,000    5.625%, 8/01/19 - FGIC Insured                                       8/12 at 100.00         AAA          6,571,920
        5,500    5.625%, 8/01/20 - FGIC Insured                                       8/12 at 100.00         AAA          6,032,675


------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 1.3%

        8,150   Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-     5/12 at 100.00         BBB          7,360,673
                 Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

        1,500   Puerto Rico Public Improvement, General Obligation Bonds,               No Opt. Call          A-          1,597,515
                 Series 2002A, 5.500%, 7/01/29

        1,500   Puerto Rico Public Buildings Authority, Guaranteed Government         7/12 at 100.00          A-          1,537,875
                 Facilities Revenue Refunding Bonds, Series 2002D, 5.125%, 7/01/20

38

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 7.4%

$      24,725   Greenville County School District, South Carolina, Installment       12/12 at 101.00         AA-        $26,062,623
                 Purchase Revenue Bonds, Series 2002, 5.500%, 12/01/22

                Horry County School District, South Carolina, General Obligation
                Bonds, Series 2001A:
        5,840    5.000%, 3/01/20                                                      3/12 at 100.00         AA+          6,050,941
        5,140    5.000%, 3/01/21                                                      3/12 at 100.00         AA+          5,296,821

       13,615   South Carolina Transportation Infrastructure Bank, Junior Lien       10/11 at 100.00         Aaa         14,128,149
                 Revenue Bonds, Series 2001B, 5.125%, 10/01/21 - AMBAC Insured

       10,000   Tobacco Settlement Revenue Management Authority, South Carolina,      5/11 at 101.00         BBB          8,811,600
                 Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.375%, 5/15/28


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 2.4%

        3,000   Knox County Health, Educational, and Housing Facilities Board,        4/12 at 101.00        Baa2          3,092,190
                 Tennessee, Hospital Facilities Revenue Bonds, Baptist Health
                 System of East Tennessee, Series 2002, 6.375%, 4/15/22

        7,415   City of Memphis, Tennessee, General Improvement Bonds,               11/10 at 101.00          AA          7,689,652
                 Series 2002, 5.000%, 11/01/20

        8,315   Tennessee Housing Development Agency, Homeownership Program           7/10 at 100.00          AA          8,814,565
                 Bonds, Issue 2000-2B, 6.350%, 1/01/31 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 18.4%

                Arlington Independent School District, Tarrant County, Texas,
                General Obligation Bonds, Series 1995:
        3,410    0.000%, 2/15/11                                                       2/05 at 71.95         Aaa          2,385,738
        4,105    0.000%, 2/15/14                                                       2/05 at 58.79         Aaa          2,346,664

        6,500   Bell County Health Facilities Development Corporation, Texas,        11/08 at 101.00          A-          6,461,520
                 Retirement Facility Revenue Bonds, Buckner Retirement Services,
                  Inc. Obligated Group Project, Series 1998, 5.250%, 11/15/19

       14,200   Brazos River Authority, Texas, Pollution Control Revenue Refunding      No Opt. Call         BBB         14,866,548
                 Bonds, TXU Electric Company Project, Series 2001C, 5.750%,
                 5/01/36 (Alternative Minimum Tax) (Mandatory put 11/01/11)

        5,000   Cities of Dallas and Fort Worth, Texas, Dallas-Ft. Worth             11/11 at 100.00         AAA          5,242,250
                 International Airport, Joint Revenue Refunding and Improvement
                 Bonds, Series 2001A, 5.625%, 11/01/21 (Alternative Minimum Tax) -
                 FGIC Insured

        1,110   Ft. Worth Housing Finance Corporation, Texas, Home Mortgage           4/04 at 101.00         Aa2          1,124,153
                 Revenue Refunding Bonds, Series 1991A, 8.500%, 10/01/11

        8,235   Grand Prairie Housing Finance Corporation, GNMA Multifamily           9/10 at 105.00         AAA          8,619,904
                 Housing Revenue Bonds, Landings of Carrier Project, Series 2000A,
                 6.875%, 9/20/42

        2,700   Houston Sports Authority, Harris County, Texas, Senior Lien Revenue  11/11 at 100.00         AAA          2,773,845
                 Bonds, Series 2001G, 5.250%, 11/15/30 - MBIA Insured

        2,500   Harris County Health Facilities Development Corporation, Texas,      11/13 at 100.00         AAA          2,518,600
                 Thermal Utility Revenue Bonds, TECO Project, Series 2003, 5.000%,
                 11/15/30 - MBIA Insured

       22,500   Houston, Texas, Water and Sewer System Junior Lien Revenue           12/10 at 100.00         AAA         23,052,150
                 Refunding Bonds, Series 2000B, 5.250%, 12/01/30 - FGIC Insured

                Lubbock Health Facilities Development Corporation, Texas, Revenue
                 Bonds, St. Joseph Health System, Series 1998:
        4,900    5.250%, 7/01/15                                                      7/08 at 101.00         AA-          5,106,290
        8,495    5.250%, 7/01/16                                                      7/08 at 101.00         AA-          8,816,281

       17,655   Matagorda County Navigation District 1, Texas, Revenue Refunding     11/08 at 102.00         AAA         17,892,989
                 Bonds, Houston Industries Incorporated Project, Series 1998B,
                 5.150%, 11/01/29 - MBIA Insured

        7,650   Port of Corpus Christi Authority, Nueces County, Texas, Revenue       5/06 at 101.00         BBB          7,747,002
                 Refunding Bonds, Union Pacific Corporation Project, Series 1992,
                 5.350%, 11/01/10

        2,095   Port of Houston Authority, Harris County, Texas, General Obligation  10/10 at 100.00         AA+          2,331,526
                 Port Improvement Revenue Bonds, Series 2000A, 5.750%, 10/01/20

       11,300   City of San Antonio, Texas, Electric and Gas System Revenue             No Opt. Call         AAA         12,304,457
                 Refunding Bonds, Series 1992, 5.000%, 2/01/17

       14,680   San Antonio Independent School District, Bexar County, Texas,         8/09 at 100.00         AAA         17,120,256
                 General Obligation Bonds, Series 1999, 5.800%, 8/15/29
                 (Pre-refunded to 8/15/09)

39


                            Nuveen Quality Income Municipal Fund, Inc. (NQU) (continued)
                                    Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$       3,750   Spring Branch Independent School District, Harris County, Texas,      2/11 at 100.00         AAA        $ 3,825,675
                 Limited Tax Schoolhouse and Refunding Bonds, Series 2001,
                 5.125%, 2/01/23

        5,000   City of Wichita Falls, Wichita County, Texas, Water and Sewer         8/11 at 100.00         AAA          5,097,750
                 System Priority Lien Revenue Bonds, Series 2001, 5.000%, 8/01/22
                 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 1.6%

        5,800   Carbon County, Utah, Solid Waste Disposal Refunding Revenue           2/05 at 102.00         BB-          5,958,108
                 Bonds, Laidlaw/ECDC Project,  Guaranteed by Allied Waste
                 Industries, Series 1995, 7.500%, 2/01/10 (Alternative Minimum Tax)

        7,155   Utah Associated Municipal Power System, Revenue Bonds, Payson         4/13 at 100.00         AAA          7,205,443
                 Power Project, Series 2003A, 5.000%, 4/01/25 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 2.2%

        4,000   Norfolk Airport Authority, Virginia, Airport Revenue Refunding Bonds, 7/11 at 100.00         AAA          4,024,920
                 Series 2001B, 5.125%, 7/01/31 (Alternative Minimum Tax) - FGIC Insured

       11,040   Suffolk Redevelopment and Housing Authority, Virginia, FNMA             No Opt. Call         Aaa         11,773,939
                 Multifamily Housing Revenue Refunding Bonds, Windsor at Potomac
                 Vista L.P. Project, Series 2001, 4.850%, 7/01/31 (Mandatory put 7/01/11)

          665   Virginia Housing Development Authority, Rental Housing Bonds,         5/09 at 101.00         AA+            690,529
                 1999 Series F, 5.000%, 5/01/15 (Alternative Minimum Tax)

                Virginia Resources Authority, Water Revenue Refunding Bonds,
                Series 2002:
          500    5.000%, 4/01/18                                                      4/12 at 102.00          AA            533,120
          500    5.000%, 4/01/19                                                      4/12 at 102.00          AA            529,100


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 11.1%

        4,185   Douglas County Public Utility District 1, Washington, Wells           9/06 at 106.00          AA          5,171,070
                 Hydroelectric Revenue Bonds, Series 1986, 8.750%, 9/01/18

        6,750   Energy Northwest, Washington, Columbia Generation Station Electric    7/12 at 100.00         AAA          7,253,280
                 Revenue Refunding Bonds, Series 2002B, 5.350%, 7/01/18 - FSA Insured

       12,415   King County Federal Way School District 210, Washington,             12/03 at 100.00       A1***         12,476,703
                 Unlimited Tax General Bonds, Series 1991, 6.950%, 12/01/11
                 (Pre-refunded to 12/01/03)

        6,950   Port of Seattle, Washington, Revenue Bonds, Series 2000B, 5.625%,     8/10 at 100.00         AAA          7,225,151
                 2/01/24 (Alternative Minimum Tax) - MBIA Insured

       13,400   The City of Seattle, Washington, Municipal Light and Power Revenue   12/10 at 100.00         Aa3         13,813,256
                 Bonds, 2000, 5.400%, 12/01/25

        1,675   Spokane Downtown Foundation, Washington, Parking Revenue Bonds,       8/08 at 102.00           D            730,719
                 River Park Square Project, Series 1998, 5.600%, 8/01/19#

        9,440   City of Tacoma, Washington, Electric System Revenue Refunding         1/11 at 101.00         AAA         10,562,322
                 Bonds, Series 2001A, 5.750%, 1/01/18 - FSA Insured

       18,145   State of Washington, Various Purpose General Obligation Bonds,        7/11 at 100.00         AAA         18,414,998
                 2001 Series 02-A, 5.000%, 7/01/23 - FSA Insured

                State of Washington, Motor Vehicle Fuel Tax General Obligation
                Bonds, Series 2002C:
        7,000    5.000%, 1/01/21 - FSA Insured                                        1/12 at 100.00         AAA          7,185,983
        7,750    5.000%, 1/01/22 - FSA Insured                                        1/12 at 100.00         AAA          7,913,603


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 1.1%

        7,545   City of La Crosse, Wisconsin, Pollution Control Refunding Revenue    12/08 at 102.00         AAA          8,197,416
                 Bonds, Dairyland Power Cooperative Project, Series 1997A, 5.450%,
                 9/01/14 - AMBAC Insured

          915   Wisconsin Housing and Economic Development Authority, Housing         1/04 at 100.00          AA            917,727
                 Revenue Bonds, Series 1992A, 6.850%, 11/01/12
------------------------------------------------------------------------------------------------------------------------------------
$   1,236,905   Total Long-Term Investments (cost $1,168,901,135) - 151.8%                                            1,237,774,047
=============-----------------------------------------------------------------------------------------------------------------------

40

    PRINCIPAL                                                                                                                 MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                                RATINGS**        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.1%

$       2,200   Chester County Industrial Development Authority, Pennsylvania,                            VMIG-1        $ 2,200,000
                 Archdiocese of Philadelphia, Variable Rate Revenue Demand Bonds,
                 Series 2001, 1.150%, 7/01/31+

        1,500   Fulton County Residential Care Facilities Authority, Georgia, Variable                      A-1+          1,500,000
                 Rate Demand Revenue Refunding Bonds, Lenbrook Square
                 Foundation Inc., Series 1996, 1.200%, 1/01/18+

        2,500   Massachusetts Health and Educational Facilities Authority, Capital                          A-1+          2,500,000
                 Assets Program, Variable Rate Demand Bonds, Series 1985B,
                 1.130%, 7/01/10 - MBIA Insured+

        2,445   Missouri Health and Educational Facilities Authority, Health Facilities                     A-1+          2,445,000
                 Revenue Bonds, Variable Rate Demand Obligations, St. Francis
                 Medical Center, Series 1996A, 1.150%, 6/01/26+
------------------------------------------------------------------------------------------------------------------------------------
$       8,645   Total Short-Term Investments (cost $8,645,000)                                                            8,645,000
================--------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $1,177,546,135) - 152.9%                                                      1,246,419,047
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.5%                                                                     20,850,933
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (55.4)%                                                       (452,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $815,269,980
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                      * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                     ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                      # Non-income producing security, in the case of a bond, generally denotes that issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

                    N/R  Investment is not rated.

                      + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

41


                            Nuveen Premier Municipal Income Fund, Inc. (NPF)
                            Portfolio of
                                       INVESTMENTS October 31, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 0.4%

$       1,075   Alabama Higher Education Loan Corporation, Student Loan Revenue         No Opt. Call         AAA        $ 1,110,873
                 Refunding Bonds, Series 1994D, 5.850%, 9/01/04 (Alternative
                 Minimum Tax) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 0.7%

        2,000   Alaska Housing Finance Corporation, General Mortgage Revenue          6/09 at 101.00         AAA          2,079,540
                 Bonds, Series 1999A, 6.000%, 6/01/49 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 5.9%

        3,650   Gilbert Unified School District No. 41 of Maricopa County, Arizona,   7/04 at 100.00         AAA          3,773,699
                 School Improvement Bonds, Project of 1993, Series 1994C, 6.100%,
                 7/01/14 (Pre-refunded to 7/01/04) - FGIC Insured

        6,000   Agricultural Improvement and Power District, Arizona, Electric System 1/12 at 101.00          AA          6,589,860
                 Revenue Refunding Bonds, Salt River Project, Series 2002A,
                 5.250%, 1/01/15

        7,500   Agricultural Improvement and Power District, Arizona, Electric        1/13 at 100.00          AA          7,606,950
                 System Revenue Bonds, Salt River Project, Series 2002B, 5.000%,
                 1/01/25

------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 0.5%

          570   Arkansas Development Finance Authority, Single Family Mortgage        7/05 at 102.00         AAA            596,682
                 Revenue Bonds, Mortgage-Backed Securities Program, Series 1994C,
                 6.600%, 7/01/17

          815   Arkansas Development Finance Authority, Single Family Mortgage        7/05 at 102.00         AAA            830,004
                 Revenue Bonds, Mortgage-Backed Securities Program,
                 Series 1995B, 6.550%, 7/01/18 (Alternative Minimum Tax)

           88   Drew County Public Facilities Board, Arkansas, FNMA-Backed Single     2/04 at 103.00         Aaa             91,108
                 Family Mortgage Revenue Refunding Bonds, Series 1993A-2,
                 7.900%, 8/01/11

           85   Stuttgart Public Facilities Board, Arkansas, Single Family Mortgage   9/06 at 100.00         Aaa             87,983
                 Revenue Refunding Bonds, Series 1993A, 7.900%, 9/01/11


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 11.7%

        5,690   Department of Veterans Affairs of the State of California, Home       6/12 at 101.00         AAA          5,920,900
                 Purchase Revenue Bonds, Series 2002A, 5.300%, 12/01/21 -
                 AMBAC Insured

                Foothill-Eastern Transportation Corridor Agency, California, Toll Road
                Revenue Bonds, Series 1995A:
       28,000    0.000%, 1/01/17                                                        No Opt. Call         AAA         15,414,840
       10,000    0.000%, 1/01/22 - FSA Insured                                          No Opt. Call         AAA          4,016,300

       10,000   San Jose Redevelopment Agency, California, Tax Allocation Bonds,      8/10 at 101.00         AAA         10,553,000
                 Merged Area Redevelopment Project, Series 2002, 5.000%,
                 8/01/17 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 0.4%

        1,000   Colorado Health Facilities Authority, Hospital Revenue Bonds,        12/09 at 101.00         Aaa          1,084,790
                 Poudre Valley Health Care, Inc., Series 1999A, 5.750%, 12/01/23 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 1.1%

        2,000   Connecticut Development Authority, Pollution Control Revenue         10/08 at 102.00          A3          2,097,420
                 Refunding Bonds, Connecticut Light and Power Company,
                 Series 1993A, 5.850%, 9/01/28

        1,300   Connecticut Housing Finance Authority, Housing Mortgage Finance       5/06 at 102.00         AAA          1,369,966
                 Program Bonds, Series 1996C-2, 6.250%, 11/15/18


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 2.2%

                District of Columbia, University Revenue Bonds, Georgetown
                University Issue, Series 2001A:
       14,105    0.000%, 4/01/24 - MBIA Insured                                        4/11 at 47.66         AAA          4,362,818
        7,625    0.000%, 4/01/25 - MBIA Insured                                        4/11 at 44.82         AAA          2,217,198

42

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 4.8%

$       4,000   Dade County, Florida, Aviation Revenue Bonds, Series 1996A,          10/06 at 102.00         AAA        $ 4,345,680
                 5.750%, 10/01/18 (Alternative Minimum Tax) - MBIA Insured

        5,000   JEA, Florida, Water and Sewer System Revenue Bonds,                  10/04 at 101.00         Aa3          5,181,200
                 Series 1999A, 5.400%, 10/01/39

        4,790   Jacksonville, Florida, Sales Tax Revenue Bonds, Series 1996,          4/06 at 101.00         AAA          5,071,987
                 River City Renaissance Project, 5.125%, 10/01/18 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 4.2%

        8,000   George L. Smith II World Congress Center Authority, Georgia,          7/10 at 101.00         AAA          8,404,800
                 Revenue Refunding Bonds, Domed  Stadium Project, Series 2000,
                 5.500%, 7/01/20 (Alternative Minimum Tax) - MBIA Insured

        4,105   Municipal Electric Authority of Georgia, Combustion Turbine Project  11/13 at 100.00         AAA          4,401,012
                 Revenue Bonds, Series 2003A, 5.125%, 11/01/17 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 0.8%

        2,250   Hawaii Department of Budget and Finance, Special Purpose              1/09 at 101.00         AAA          2,523,308
                 Revenue Bonds, Hawaii Electric Company, Inc. and Subsidiaries
                 Project, Series 1999D, 6.150%, 1/01/20 (Alternative Minimum Tax)
                 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 0.2%

          480   Idaho Housing and Finance Association, Single Family Mortgage         7/06 at 102.00         Aa1            483,250
                 Bonds, Series 1996E, 6.350%, 7/01/14 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 26.3%

                City of Chicago, Illinois, General Obligation Bonds, City
                Colleges of Chicago Capital Improvement Project, Series 1999:

        8,670    0.000%, 1/01/24 - FGIC Insured                                         No Opt. Call         AAA          2,913,640
       16,670    0.000%, 1/01/26 - FGIC Insured                                         No Opt. Call         AAA          4,966,493

        3,740   Chicago School Reform Board of Trustees of the Board of Education       No Opt. Call         AAA          2,026,220
                 of the City of Chicago, Illinois, Unlimited Tax General Obligation
                 Bonds, Dedicated Tax Revenue, Series 1998-B1, 0.000%, 12/01/16 -
                 FGIC Insured

          960   Chicago Public Building Commission, Illinois, General Obligation        No Opt. Call         AAA          1,150,886
                 Lease Certificates, Chicago Board of Education, Series 1990B,
                 7.000%, 1/01/15 - MBIA Insured

       13,000   City of Chicago, Illinois, Wastewater Transmission Revenue Bonds,     1/06 at 102.00         AAA         13,132,080
                 Series 1995, 5.125%, 1/01/25 - FGIC Insured

       12,130   City of Chicago, Illinois, Senior Lien Water Revenue Bonds,             No Opt. Call         AAA         13,833,537
                 Series 2001, 5.750%, 11/01/30 - AMBAC Insured

        6,615   Cicero, Illinois, General Obligation Tax Increment Bonds, Series     12/04 at 102.00      N/R***          7,034,589
                 1995A, 8.125%, 12/01/12 (Pre-refunded to 12/01/04)

        4,295   Illinois Housing Development Authority, Section 8 Elderly             3/04 at 101.00           A          4,341,257
                 Housing Revenue Bonds, Garden House of Maywood Development,
                 Series 1992, 7.000%, 9/01/18

        1,500   State of Illinois, General Obligation Bonds, Illinois FIRST Program,  2/12 at 100.00         AAA          1,642,890
                 Series 2002, 5.500%, 2/01/17 - FGIC Insured

        9,300   Community Unit School District No. 220 of the Counties of Lake,         No Opt. Call         AAA         10,267,293
                 Cook, Kane, and McHenry, Illinois, General Obligation Bonds,
                 Series 2002, 5.250%, 12/01/18 - FSA Insured

        2,270   Metropolitan Pier and Exposition Authority, Illinois, McCormick       6/12 at 101.00         AAA          2,282,803
                 Place Expansion Project Revenue Bonds, Series 2002A, 5.000%,
                 12/15/28 - MBIA Insured

                Metropolitan Pier and Exposition Authority, Illinois, McCormick
                Place Expansion Project Refunding Bonds, Series 1996A:
        8,330    0.000%, 12/15/16 - MBIA Insured                                        No Opt. Call         AAA          4,527,855
       10,575    0.000%, 12/15/23 - MBIA Insured                                        No Opt. Call         AAA          3,637,906
       10,775    0.000%, 12/15/24 - MBIA Insured                                        No Opt. Call         AAA          3,446,492

        2,000   Onterie Center Housing Finance Corporation (An Illinois Not For       1/04 at 101.50         AAA          2,016,540
                 Profit Corporation), FHA-Insured Mortgage Revenue Refunding
                 Bonds, Loan - Onterie Center Project, Series 1992A, 7.050%,
                 7/01/27 - MBIA Insured

        3,488   Wood River Township, Madison County, Illinois, General Obligation     2/04 at 102.00         N/R          3,115,655
                 Bonds, Series 1993, 6.625%, 2/01/14

43


                            Nuveen Premier Municipal Income Fund, Inc. (NPF) (continued)
                                    Portfolio of INVESTMENTS October 31, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 8.9%

                Anderson School Building Corporation, Madison County, Indiana,
                First Mortgage Bonds, Series 2003:
$       1,000    5.500%, 7/15/19 (WI, settling 11/13/03) - FSA Insured                1/14 at 100.00         AAA        $ 1,100,390
        2,275    5.500%, 7/15/23 (WI, settling 11/13/03) - FGIC Insured               1/14 at 100.00         AAA          2,454,543

                Crown Point Multi-School Building Corporation, Indiana, First
                Mortgage Bonds, Crown Point Community School Corporation, Series
                2000:
        7,480    0.000%, 1/15/21 - MBIA Insured                                         No Opt. Call         AAA          3,097,692
        7,980    0.000%, 1/15/22 - MBIA Insured                                         No Opt. Call         AAA          3,089,936
        6,180    0.000%, 1/15/23 - MBIA Insured                                         No Opt. Call         AAA          2,237,716

        2,350   Indiana Transportation Finance Authority, Highway Revenue Bonds,      6/13 at 100.00         AAA          2,528,529
                 Series 2003A, 5.250%, 6/01/18 - FSA Insured

       29,255   The Indianapolis, Indiana, Local Public Improvement Bond Bank,          No Opt. Call         AAA          9,159,741
                 Series 1999E, 0.000%, 2/01/25 - AMBAC Insured

        2,860   St. Joseph County PHM Elementary/Middle School Building                 No Opt. Call           A          3,287,770
                 Corporation, Indiana, First Mortgage Bonds, Series 1994,
                 6.300%, 1/15/09


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 0.5%

        1,310   Louisiana Housing Finance Agency, GNMA Collateralized Mortgage        9/05 at 103.00         AAA          1,385,705
                 Revenue Bonds, St. Dominic Assisted Care Facility, Series 1995, 6.850%, 9/01/25


------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 2.8%

        7,965   Maine Educational Loan Marketing Corporation, Subordinate               No Opt. Call          A2          8,546,764
                 Student Loan Revenue Bonds, Series 1994-B2, 6.250%, 11/01/06
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 2.0%

        6,000   Anne Arundel County, Maryland, Multifamily Housing Revenue              No Opt. Call         BBB          6,015,300
                 Bonds, Woodside Apartments Project, Series 1994, 7.450%,
                 12/01/24 (Alternative Minimum Tax) (Mandatory put 12/01/03)


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 2.7%

                Massachusetts Municipal Wholesale Electric Company, Power
                Supply System Revenue Bonds, Series 1987A:
            5    8.750%, 7/01/18 (Pre-refunded to 1/01/04)                            1/04 at 100.00         Aaa              5,064
            5    8.750%, 7/01/18 (Pre-refunded to 7/01/04)                            7/04 at 100.00         Aaa              5,255
            5    8.750%, 7/01/18 (Pre-refunded to 1/01/05)                            1/05 at 100.00         Aaa              5,436

        1,900   Commonwealth of Massachusetts, General Obligation Bonds,             10/13 at 100.00         Aa2          2,012,138
                 Series 2003D, 5.250%, 10/01/20

        3,875   Massachusetts Health and Educational Facilities Authority,            2/04 at 102.00      Aa2***          4,008,339
                 Revenue Refunding Bonds, Youville Hospital Issue, FHA-Insured
                 Project, Series B, 6.000%, 2/15/25 (Pre-refunded to 2/15/04)

        2,000   Massachusetts Housing Finance Agency, Rental Housing Mortgage         7/07 at 101.00         AAA          2,027,880
                 Revenue Bonds, Series 1997C, 5.625%, 7/01/40 (Alternative
                 Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 2.7%

        1,975   Clinton Charter Township, Macomb County, Michigan, Unlimited          4/09 at 101.00         AAA          1,894,321
                 Tax General Obligation Police Building Bonds, Series 1998,
                 4.000%, 4/01/18 - FGIC Insured

        2,925   City of Detroit, Michigan, General Obligation Bonds, Series 2003A,    4/13 at 100.00         AAA          3,148,763
                  5.250%, 4/01/17 - XLCA Insured

        3,025   Wayne County, Michigan, Airport Revenue Refunding Bonds,             12/12 at 100.00         AAA          3,251,966
                 Detroit Metropolitan Airport, Refunding  Series 2002C, 5.375%,
                 12/01/19 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 6.6%

        6,900   Champlin, Minnesota, GNMA Guaranteed Senior Housing                   6/12 at 105.00         Aaa          6,932,637
                 Revenue Bonds, Champlin Shores Senior Living Center, Series
                 2002A, 3.000%, 12/20/43

        2,290   Minneapolis/St. Paul Housing and Redevelopment Authority,            12/13 at 100.00        BBB+          2,360,601
                 Minnesota, Revenue Bonds, HealthPartners Inc. Project, Series
                 2003, 6.000%, 12/01/20

       10,780   Northwest Minnesota Multi-County Housing and Redevelopment           10/04 at 102.00         N/R          7,546,000
                 Authority, Governmental Housing Revenue Bonds, Pooled
                 Housing Program, Series 1994B, 8.125%, 10/01/26

        3,000   St. Paul Port Authority, Minnesota, Lease Revenue Bonds,             12/13 at 100.00         AA+          3,191,910
                 Office Building at Cedar Street, Series 2003, 5.250%, 12/01/20

44

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 1.2%

$       8,610   Mississippi Home Corporation, Residual Revenue Capital                 3/04 at 41.66         Aaa        $ 3,559,374
                 Appreciation Bonds, Series 1992I, 0.000%, 9/15/16


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 2.3%

        5,000   State of Missouri, General Obligation Bonds, Series 2002A, Fourth    10/12 at 100.00         AAA          5,315,800
                 State Building Refunding, 5.000%, 10/01/18

        1,590   Health and Educational Facilities Authority of the State of           6/11 at 101.00         AAA          1,630,895
                 Missouri, Revenue Bonds, SSM Health Care Series 2001A,
                 5.250%, 6/01/28 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 1.9%

        2,830   Grand Island, Nebraska, Electric System Revenue Bonds, Series 1977,   3/04 at 100.00       A+***          3,193,598
                 6.100%, 9/01/12

        2,350   Nebraska Higher Education Loan Program Incorporated, Senior             No Opt. Call         AAA          2,585,235
                 Subordinate Bonds, Series 1993A-5B, 6.250%, 6/01/18
                 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 3.9%

       10,900   Clark County School District, Nevada, General Obligation Bonds,       6/12 at 100.00         AAA         11,829,334
                 Series 2002C, 5.500%, 6/15/19 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 1.9%

          590   New Hampshire Municipal Bond Bank, Revenue Bonds, Coe-Brown             No Opt. Call         N/R            594,449
                 Northwood Academy Project, Series 1994, 7.250%, 5/01/09

        5,000   New Hampshire Housing Finance Authority, FHLMC Multifamily            7/10 at 101.00         Aaa          5,220,950
                 Housing Revenue Remarketing Bonds, Countryside LP Project,
                 Series 1994, 6.100%, 7/01/24 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 1.1%

        3,000   New Jersey Transportation Trust Fund Authority, Transportation        6/13 at 100.00         AA-          3,204,240
                 System Bonds, Series 2003C,  5.500%, 6/15/24


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 11.8%

        1,000   City of New York, New York, General Obligation Bonds, Fiscal            No Opt. Call           A          1,042,270
                 Series 1995A, 7.000%, 8/01/04

                City of New York, New York, General Obligation Bonds, Fiscal
                Series 1996J-1:
          630    5.875%, 2/15/19 (Pre-refunded to 2/15/06)                            2/06 at 101.50        A***            701,209
        3,370    5.875%, 5/15/19                                                      2/06 at 101.50           A          3,648,227

        4,265   City of New York, New York, General Obligation Bonds, Fiscal         10/13 at 100.00           A          4,369,578
                 Series 2003D, 5.250%, 10/15/22

                New York Transitional Finance Authority, New York, Future Tax
                Secured Bonds, Fiscal Series 1998A:
        1,750    5.125%, 8/15/21 (Pre-refunded to 8/15/07)                            8/07 at 101.00      AA+***          1,971,690
        2,730    5.125%, 8/15/21                                                      8/07 at 101.00         AA+          2,804,502

       10,000   Dormitory Authority of the State of New York, State University        5/10 at 101.00         AAA         11,603,700
                 Educational Facilities Revenue Bonds, Series 2000B, 1999
                 Resolution, 5.500%, 5/15/30 (Pre-refunded to 5/15/10) - FSA Insured

        1,320   New York State Medical Care Facilities Finance Agency, Hospital       2/04 at 101.00         AAA          1,376,760
                 and Nursing Home FHA-Insured Mortgage Revenue Bonds,
                 Series 1992B, 6.200%, 8/15/22

        4,120   New York State Medical Care Facilities Finance Agency,                2/04 at 102.00         AAA          4,264,612
                 FHA-Insured Mortgage Revenue Bonds, St. Luke's-Roosevelt
                 Hospital Center, Series 1993A, 5.600%, 8/15/13

        4,000   New York State Medical Care Facilities Finance Agency,                2/04 at 102.00         AAA          4,121,360
                 Hospital Insured Mortgage Revenue Bonds, 1994 Series A
                 Refunding, 5.500%, 8/15/24 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 3.9%

       10,300   North Carolina Eastern Municipal Power Agency, Power                    No Opt. Call         AAA         11,985,286
                 System Revenue Bonds, Refunding Series 1993B, 6.000%,
                 1/01/22 - CAPMAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 0.7%

        2,110   Cleveland-Rock Glen Housing Assistance Corporation, Ohio,             7/04 at 103.00         AAA          2,170,093
                 Mortgage Revenue Refunding Bonds, Series 1994A (FHA-Insured
                 Mortgage Loans - Section 8 Assisted Projects), 6.750%, 1/15/25

45


                            Nuveen Premier Municipal Income Fund, Inc. (NPF) (continued)
                                    Portfolio of INVESTMENTS October 31, 2003

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 1.6%

$       1,885   Falls Township Hospital Authority, Pennsylvania, Refunding            2/04 at 101.00         AAA        $ 2,004,226
                 Revenue Bonds, FHA-Insured Mortgage, The Delaware Valley
                 Medical Center Project, Series 1992, 7.000%, 8/01/22

        2,825   Philadelphia Water and Sewer System, Pennsylvania, Water and            No Opt. Call         AAA          2,973,313
                 Wastewater Revenue Bonds, Series 10, 7.350%, 9/01/04


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 8.7%

        3,340   Greenville County School District, South Carolina, Installment       12/13 at 100.00         AA-          3,479,245
                 Purchase Revenue Bonds, Series 2003, 5.250%, 12/01/19

        3,620   Greenville Hospital System Board of Trustees, South Carolina,         5/13 at 100.00         AAA          3,781,018
                 Hospital Facilities Revenue Refunding Bonds, Series 2003A,
                 5.250%, 5/01/21 - AMBAC Insured

        5,500   South Carolina Jobs-Economic Development Authority, Hospital          8/13 at 100.00         BBB          5,650,755
                 Revenue Bonds, Palmetto Health Alliance, 2003C, 6.375%, 8/01/34

       14,800   Tobacco Settlement Revenue Management Authority, South                5/11 at 101.00         BBB         13,410,724
                 Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B,
                 6.000%, 5/15/22

------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 0.7%

        2,060   The Health and Educational Facilities Board of the City of Johnson    7/23 at 100.00         AAA          2,150,722
                 City, Tennessee, Hospital Revenue Refunding and Improvement
                 Bonds, Johnson City Medical Center Hospital, Series 1998C,
                 5.125%, 7/01/25 (Pre-refunded to 7/01/23) - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 10.4%

        1,500   Brazos River Authority, Texas, Pollution Control Revenue Bonds,      10/13 at 101.00         BBB          1,567,050
                 TXU Energy Company LLC, Series 2003C, 6.750%, 10/01/38
                 (Alternative Minimum Tax)

        6,415   Edgewood Independent School District, Bexar County, Texas,            8/11 at 100.00         Aaa          6,486,335
                 General Obligation Refunding Bonds, Series 2001, 5.125%, 8/15/31

        7,500   Houston, Texas, Water and Sewer System Junior Lien Revenue              No Opt. Call         AAA          8,578,125
                 Refunding Bonds, Series 2002A, 5.750%, 12/01/32 - FSA Insured

        2,265   Lower Colorado River Authority, Texas, Contract Revenue Refunding     5/13 at 100.00         AAA          2,348,375
                 Bonds, Transmission Services Corporation Project, Series 2003C,
                 5.250%, 5/15/25 - AMBAC Insured

        2,000   Mansfield Independent School District, Tarrant County, Texas,         2/11 at 100.00         AAA          2,072,980
                 General Obligation Bonds, Series 2001, 5.375%, 2/15/26

        3,833   Texas General Services Commission, Participation Interests,           9/05 at 100.00           A          3,896,497
                 Series 1992, 7.500%, 9/01/22

                Texas Tech University, Financing System Revenue Bonds, 9th
                Series 2003:
        3,525    5.250%, 2/15/18 - AMBAC Insured                                      8/13 at 100.00         AAA          3,797,342
        2,250    5.250%, 2/15/19 - AMBAC Insured                                      8/13 at 100.00         AAA          2,407,095

          325   Victoria Housing Finance Corporation, Texas, FNMA Single                No Opt. Call         Aaa            328,270
                 Family Mortgage Revenue Refunding Bonds, Series 1995,
                 8.125%, 1/01/11

------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.6%

          715   Utah Housing Corporation, Single Family Mortgage Bonds,               7/11 at 100.00         Aa2            728,363
                 Series 2001D, 5.500%, 1/01/21 (Alternative Minimum Tax)

          205   Utah Housing Finance Agency, Single Family Mortgage Bonds,            1/07 at 102.00          AA            206,476
                 Series 1996C, 6.450%, 7/01/14 (Alternative Minimum Tax)

          895   Utah Housing Finance Agency, Single Family Mortgage Bonds,            7/07 at 101.50          AA            936,958
                 Series 1997F, 5.750%, 7/01/15 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 1.1%

        3,200   Suffolk Redevelopment and Housing Authority, Virginia, Multifamily    1/04 at 101.00        Baa2          3,232,960
                 Housing Revenue Refunding Bonds, Chase Heritage Project,
                 Series 1994, 7.000%, 7/01/24 (Mandatory put 7/01/04)

46

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 8.8%

$       3,000   Energy Northwest, Washington, Nuclear Project No. 1 Electric          7/13 at 100.00         Aa1        $ 3,310,830
                 Revenue Refunding Bonds, Series 2003A, 5.500%, 7/01/16

        6,160   Public Hospital District No. 2, King County, Washington, Limited      6/11 at 101.00         AAA          6,359,461
                 Tax General Obligation Bonds, Evergreen Healthcare,
                 Series 2001A, 5.250%, 12/01/24 - AMBAC Insured

        5,000   City of Seattle, Washington, Municipal Light and Power                3/11 at 100.00         AAA          5,569,750
                 Improvements and Refunding Revenue Bonds, Series 2001,
                 5.500%, 3/01/12 - FSA Insured

        9,750   State of Washington, General Obligation Refunding Bonds,                No Opt. Call         AA+         11,484,623
                 Series 1992A and AT-6, 6.250%, 2/01/11


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 1.8%

        3,150   West Virginia Water Development Authority, Loan Program II           11/13 at 101.00         AAA          3,318,241
                 Revenue Bonds, Series 2003B, 5.250%, 11/01/23 - AMBAC Insured

        2,000   West Virginia Water Development Authority, Infrastructure            10/13 at 101.00         AAA          2,170,040
                 Revenue Bonds, Series 2003A, 5.500%, 10/01/23 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 4.8%

          775   Wisconsin Housing and Economic Development Authority, Housing         1/04 at 100.00          AA            777,310
                 Revenue Bonds, Series 1992A, 6.850%, 11/01/12

        5,000   Wisconsin Health and Educational Facilities Authority, Revenue        2/10 at 101.00          AA          5,632,850
                 Bonds, Marshfield Clinic, Series 1999, 6.250%, 2/15/18 -
                 RAAI Insured

        5,670   Wisconsin Health and Educational Facilities Authority, Revenue        7/11 at 100.00          A-          5,796,895
                 Bonds, Agnesian Healthcare Inc., Series 2001, 6.000%, 7/01/30

        2,350   Wisconsin Health and Educational Facilities Authority,               10/11 at 101.00          A+          2,326,776
                 Revenue Bonds, Froedert and Community Health Obligated Group,
                 Series 2001, 5.375%, 10/01/30
------------------------------------------------------------------------------------------------------------------------------------
$     554,764   Total Long-Term Investments (cost $441,570,132) - 152.6%                                                463,822,467
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.9%

        3,800   Clark County School District, Nevada, General Obligation                                    A-1+          3,800,000
                 Variable Rate Demand Bonds, 1.040%, 6/15/21 - FSA Insured+

        1,000   Fulton County Residential Care Facilities Authority, Georgia,                               A-1+          1,000,000
                 Variable Rate Demand Revenue Refunding Bonds, Lenbrook
                 Square Foundation Inc., Series 1996, 1.200%, 1/01/18+

        1,000   Nebraska Educational Finance Authority, Variable Rate Demand                              VMIG-1          1,000,000
                 Revenue Refunding Bonds, Creighton University Project,
                 Refunding, Series 2001, 1.150%, 8/01/31+
------------------------------------------------------------------------------------------------------------------------------------
$       5,800   Total Short-Term Investments (cost $5,800,000)                                                            5,800,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $447,370,132) - 154.5%                                                          469,622,467
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (0.2)%                                                                     (574,511)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (54.3)%                                                       (165,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $304,047,956
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                      * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                     ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                      + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

47


                Statement of
                      ASSETS AND LIABILITIES October 31, 2003

                                                            INVESTMENT               SELECT              QUALITY            PREMIER
                                                               QUALITY              QUALITY               INCOME             INCOME
                                                                 (NQM)                (NQS)                (NQU)              (NPF)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $782,688,891,
   $736,588,439, $1,177,546,135 and $447,370,132)         $837,919,225         $774,854,376       $1,246,419,047       $469,622,467
Cash                                                         7,040,019            2,694,589                   --          1,599,700
Receivables:
   Interest                                                 14,874,867           13,407,855           21,424,727          6,200,475
   Investments sold                                          1,434,515            7,973,243            1,937,707          2,138,290
Other assets                                                    40,225               50,981               55,495             30,003
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                         861,308,851          798,981,044        1,269,836,976        479,590,935
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                      --                   --            1,627,492                 --
Payable for investments purchased                                   --                   --                   --         10,182,085
Accrued expenses:
  Management fees                                              455,412              422,654              662,725            252,090
  Other                                                        188,592              179,034              250,668            101,622
Preferred share dividends payable                               20,551               18,727               26,111              7,182
------------------------------------------------------------------------------------------------------------------------------------
     Total liabilities                                         664,555              620,415            2,566,996         10,542,979
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                     301,000,000          279,000,000          452,000,000        165,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                    $559,644,296         $519,360,629       $  815,269,980       $304,047,956
====================================================================================================================================
Common shares outstanding                                   35,748,959           33,887,474           54,204,488         20,091,018
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common
   shares, divided by Common
   shares outstanding)                                    $      15.65         $      15.33       $        15.04       $      15.13
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                   $    357,490         $    338,875       $      542,045       $    200,910
Paid-in surplus                                            498,208,643          471,843,702          755,082,160        279,090,125
Undistributed net investment income                          6,957,588            6,325,123            8,714,448          2,927,464
Accumulated net realized gain (loss) from investments       (1,109,759)           2,586,992          (17,941,585)          (422,878)
Net unrealized appreciation of investments                  55,230,334           38,265,937           68,872,912         22,252,335
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                    $559,644,296         $519,360,629       $  815,269,980       $304,047,956
====================================================================================================================================
Authorized shares:
   Common                                                  200,000,000          200,000,000          200,000,000        200,000,000
   Preferred                                                 1,000,000            1,000,000            1,000,000          1,000,000
====================================================================================================================================

                                 See accompanying notes to financial statements.

48


                Statement of
                    OPERATIONS Year Ended October 31, 2003
                                                            INVESTMENT               SELECT              QUALITY            PREMIER
                                                               QUALITY              QUALITY               INCOME             INCOME
                                                                 (NQM)                (NQS)                (NQU)              (NPF)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                          $46,533,728          $43,005,784         $ 67,493,861        $25,105,633
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                              5,399,313            4,984,875            7,802,249          3,003,707
Preferred shares - auction fees                                760,356              702,255            1,139,398            416,046
Preferred shares - dividend disbursing agent fees               50,000               50,000               60,000             30,000
Shareholders' servicing agent fees and expenses                101,402               91,082              145,781             54,606
Custodian's fees and expenses                                  197,489              194,843              271,628            105,168
Directors' fees and expenses                                    11,747               15,081               21,700              7,180
Professional fees                                               74,507              204,660               41,822             64,124
Shareholders' reports - printing and mailing expenses           96,509              105,193              128,700             42,633
Stock exchange listing fees                                     15,742               15,742               21,774             15,742
Investor relations expense                                     110,874              102,918              135,139             50,679
Other expenses                                                  53,564               50,933               62,786             34,258
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                   6,871,503            6,517,582            9,830,977          3,824,143
   Custodian fee credit                                        (25,075)             (32,186)             (31,898)           (21,255)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                 6,846,428            6,485,396            9,799,079          3,802,888
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                       39,687,300           36,520,388           57,694,782         21,302,745
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                   (1,111,259)           2,974,735          (17,548,461)          (462,037)
Change in net unrealized appreciation (depreciation)
  of investments                                             2,071,439            7,303,621           36,283,394            359,740
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                               960,180           10,278,356           18,734,933           (102,297)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                  (2,742,396)          (2,528,064)          (4,025,308)        (1,449,983)
From accumulated net realized gains from investments           (81,498)                  --             (138,847)          (162,994)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Preferred shareholders                  (2,823,894)          (2,528,064)          (4,164,155)        (1,612,977)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to
   Common shares from operations                           $37,823,586          $44,270,680         $ 72,265,560        $19,587,471
====================================================================================================================================

                                 See accompanying notes to financial statements.

49


             Statement of
                   CHANGES IN NET ASSETS
                                                                 INVESTMENT QUALITY (NQM)                  SELECT QUALITY (NQS)
                                                          ---------------------------------         --------------------------------
                                                            YEAR ENDED           YEAR ENDED           YEAR ENDED         YEAR ENDED
                                                              10/31/03             10/31/02             10/31/03           10/31/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                     $ 39,687,300         $ 41,282,342         $ 36,520,388       $ 37,911,318
Net realized gain (loss) from investments                   (1,111,259)             895,339            2,974,735           (429,582)
Change in net unrealized appreciation (depreciation)
   of investments                                            2,071,439           (6,641,410)           7,303,621        (12,369,670)
Distributions to Preferred Shareholders:
   From net investment income                               (2,742,396)          (4,042,793)          (2,528,064)        (3,065,241)
   From accumulated net realized gains from investments        (81,498)            (228,928)                  --         (1,332,496)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from operations                                          37,823,586           31,264,550           44,270,680         20,714,329
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                 (35,966,517)         (33,499,195)         (33,209,730)       (31,783,529)
From accumulated net realized gains from investments          (816,999)            (738,605)                  --         (5,228,137)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Common shareholders                    (36,783,516)         (34,237,800)         (33,209,730)       (37,011,666)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares                                          1,040,070           (2,973,250)          11,060,950        (16,297,337)
Net assets applicable to Common shares at the
   beginning of year                                       558,604,226          561,577,476          508,299,679        524,597,016
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the
   end of year                                            $559,644,296         $558,604,226         $519,360,629       $508,299,679
====================================================================================================================================
Undistributed net investment income at the end of year    $  6,957,588         $  5,981,643         $  6,325,123       $  5,625,560
====================================================================================================================================


                                 See accompanying notes to financial statements.


50

                                                                  QUALITY INCOME (NQU)                     PREMIER INCOME (NPF)
                                                          ---------------------------------         --------------------------------
                                                            YEAR ENDED           YEAR ENDED           YEAR ENDED         YEAR ENDED
                                                              10/31/03             10/31/02             10/31/03           10/31/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                     $ 57,694,782         $ 60,850,583         $ 21,302,745       $ 23,130,784
Net realized gain (loss) from investments                  (17,548,461)           1,692,020             (462,037)         1,888,384
Change in net unrealized appreciation (depreciation)
   of investments                                           36,283,394          (34,664,726)             359,740         (4,481,311)
Distributions to Preferred Shareholders:
   From net investment income                               (4,025,308)          (5,357,084)          (1,449,983)        (2,203,634)
   From accumulated net realized gains from investments       (138,847)          (1,401,793)            (162,994)          (136,932)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from operations                                          72,265,560           21,119,000           19,587,471         18,197,291
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                 (52,036,285)         (50,249,044)         (19,773,812)       (19,246,966)
From accumulated net realized gains from investments        (1,550,167)          (4,915,477)          (1,723,562)          (488,220)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Common shareholders                    (53,586,452)         (55,164,521)         (21,497,374)       (19,735,186)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares                                         18,679,108          (34,045,521)          (1,909,903)        (1,537,895)
Net assets applicable to Common shares at the
   beginning of year                                       796,590,872          830,636,393          305,957,859        307,495,754
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the
   end of year                                            $815,269,980         $796,590,872         $304,047,956       $305,957,859
====================================================================================================================================
Undistributed net investment income at the end of year    $  8,714,448         $  7,102,394         $  2,927,464       $  2,887,729
====================================================================================================================================


                                 See accompanying notes to financial statements.

51

             Notes to
                   FINANCIAL STATEMENTS

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The National Funds (the "Funds") covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen Investment Quality Municipal Fund, Inc. (NQM), Nuveen Select Quality Municipal Fund, Inc. (NQS), Nuveen Quality Income Municipal Fund, Inc. (NQU) and Nuveen Premier Municipal Income Fund, Inc. (NPF). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Directors of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At October 31, 2003, Premier Income (NPF) had outstanding when-issued and delayed delivery purchase commitments of $3,458,064. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Professional Fees

Professional fees presented in the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of the Fund's shareholders.

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended October 31, 2003, have been designated Exempt Interest Dividends.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Preferred Shares

The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                               INVESTMENT       SELECT      QUALITY      PREMIER
                                  QUALITY      QUALITY       INCOME       INCOME
                                    (NQM)        (NQS)        (NQU)        (NPF)
--------------------------------------------------------------------------------
Number of shares:
   Series M                         2,500        2,000        3,000        1,000
   Series T                         2,500        2,000        3,000        2,800
   Series W                         2,500        2,800        3,000           --
   Series W2                           --           --        2,080           --
   Series TH                        2,040        1,560        4,000        2,800
   Series F                         2,500        2,800        3,000           --
--------------------------------------------------------------------------------
Total                              12,040       11,160       18,080        6,600
================================================================================

             Notes to
                 FINANCIAL STATEMENTS (continued)

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended October 31, 2003.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

None of the Funds engaged in transactions in their own shares during the fiscal years ended October 31, 2003 and October 31, 2002.

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the fiscal year ended October 31, 2003, were as follows:

                              INVESTMENT       SELECT       QUALITY      PREMIER
                                 QUALITY      QUALITY        INCOME       INCOME
                                   (NQM)        (NQS)         (NQU)        (NPF)
--------------------------------------------------------------------------------
Purchases                    $38,241,527  $65,983,747  $109,545,816  $88,923,874
Sales and maturities          50,339,000   81,006,440   109,851,535   89,892,684
================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At October 31, 2003, the cost of investments were as follows:

                          INVESTMENT        SELECT         QUALITY       PREMIER
                             QUALITY       QUALITY          INCOME        INCOME
                               (NQM)         (NQS)           (NQU)         (NPF)
--------------------------------------------------------------------------------
Cost of investments     $782,316,480  $736,278,011  $1,177,631,850  $447,272,471
================================================================================


Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2003, were as follows:

                                       INVESTMENT        SELECT        QUALITY       PREMIER
                                          QUALITY       QUALITY         INCOME        INCOME
                                            (NQM)         (NQS)          (NQU)         (NPF)
--------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                      $ 71,385,520   $ 51,726,751   $78,207,146   $27,208,971
   Depreciation                       (15,782,775)   (13,150,386)   (9,419,949)   (4,858,975)
--------------------------------------------------------------------------------------------
Net unrealized appreciation
   of investments                    $ 55,602,745   $ 38,576,365   $68,787,197   $22,349,996
============================================================================================


The tax components of undistributed net investment income and net realized gains at October 31, 2003, were as follows:

                                                        INVESTMENT       SELECT      QUALITY      PREMIER
                                                           QUALITY      QUALITY       INCOME       INCOME
                                                             (NQM)        (NQS)        (NQU)        (NPF)
---------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income                     $9,471,609   $8,784,109  $12,774,454   $4,492,818
Undistributed net ordinary income *                        137,030       61,975          980        1,676
Undistributed net long-term capital gains                       --    2,586,992           --           --
=========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

                Notes to
                    FINANCIAL STATEMENTS (continued)


The tax character of distributions paid during the fiscal years ended October 31, 2003 and October 31, 2002, was designated for purposes of the dividends paid deduction as follows:

                                                        INVESTMENT       SELECT      QUALITY      PREMIER
                                                           QUALITY      QUALITY       INCOME       INCOME
2003                                                         (NQM)        (NQS)        (NQU)        (NPF)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income               $38,441,758  $35,672,184  $56,010,189  $21,206,118
Distributions from net ordinary income *                   200,905           --           --        4,704
Distributions from net long-term capital gains             897,555           --    1,689,014    1,886,500
=========================================================================================================

                                                        INVESTMENT       SELECT      QUALITY      PREMIER
                                                           QUALITY      QUALITY       INCOME       INCOME
2002                                                         (NQM)        (NQS)        (NQU)        (NPF)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income               $37,269,102  $34,419,253  $55,481,812  $21,382,991
Distributions from net ordinary income *                     1,870      364,764           --           --
Distributions from net long-term capital gains             967,533    6,367,510    6,317,270      625,152
=========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At October 31 2003, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                            INVESTMENT      QUALITY      PREMIER
                                               QUALITY       INCOME       INCOME
                                                 (NQM)        (NQU)        (NPF)
--------------------------------------------------------------------------------
Expiration year:
   2011                                     $1,109,759  $17,527,285     $422,878
--------------------------------------------------------------------------------
Total                                       $1,109,759  $17,527,285     $422,878
================================================================================

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. (formerly, The John Nuveen Company), each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================


The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates.

6. INVESTMENT COMPOSITION

At October 31, 2003, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

                                                       INVESTMENT       SELECT       QUALITY     PREMIER
                                                          QUALITY      QUALITY        INCOME      INCOME
                                                            (NQM)        (NQS)         (NQU)       (NPF)
--------------------------------------------------------------------------------------------------------
Consumer Staples                                               4%           5%            4%          3%
Education and Civic Organizations                              3            1             2           6
Healthcare                                                    11           16             9           9
Housing/Multifamily                                            7            4             3           9
Housing/Single Family                                          4            8             3           3
Tax Obligation/General                                        17            9            23          17
Tax Obligation/Limited                                        10            9             6          19
Transportation                                                 9           12            13           1
U.S. Guaranteed                                               22           16            18          13
Utilities                                                      6           14            11          10
Water and Sewer                                                6            4             6          10
Other                                                          1            2             2          --
--------------------------------------------------------------------------------------------------------
                                                             100%         100%          100%        100%
========================================================================================================

Certain investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (65% for Investment Quality (NQM), 60% for Select Quality (NQS), 64% for Quality Income (NQU) and 62% for Premier Income (NPF)). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of the Funds' shares.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

7. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on December 1, 2003, to shareholders of record on November 15, 2003, as follows:

                               INVESTMENT       SELECT      QUALITY      PREMIER
                                  QUALITY      QUALITY       INCOME       INCOME
                                    (NQM)        (NQS)        (NQU)        (NPF)
--------------------------------------------------------------------------------
Dividend per share                 $.0840       $.0830       $.0805       $.0825
================================================================================


                Financial
                       HIGHLIGHTS

Selected data for a Common share outstanding throughout each year:
                                                    Investment Operations
                               ---------------------------------------------------------------------
                                                             Distributions   Distributions
                                                                  from Net            from
                   Beginning                           Net      Investment         Capital
                      Common                     Realized/       Income to        Gains to
                       Share          Net       Unrealized       Preferred       Preferred
                   Net Asset   Investment       Investment          Share-          Share-
                       Value       Income       Gain (Loss)        holders+        holders+    Total
====================================================================================================
INVESTMENT QUALITY (NQM)
----------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                  $15.63        $1.11           $  .02           $(.08)            $--     $1.05
2002                   15.71         1.15             (.15)           (.11)           (.01)      .88
2001                   14.67         1.16             1.00            (.27)             --      1.89
2000                   14.03         1.21              .66            (.34)             --      1.53
1999                   16.00         1.21            (1.96)           (.24)             --      (.99)

SELECT QUALITY (NQS)
----------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                   15.00         1.08              .30            (.07)             --      1.31
2002                   15.48         1.12             (.38)           (.09)           (.04)      .61
2001                   14.48         1.19              .95            (.26)           (.01)     1.87
2000                   14.05         1.22              .47            (.34)             --      1.35
1999                   15.68         1.22            (1.64)           (.24)             --      (.66)

QUALITY INCOME (NQU)
----------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                   14.70         1.06              .34            (.07)             --      1.33
2002                   15.32         1.12             (.59)           (.10)           (.03)      .40
2001                   14.53         1.21              .76            (.26)             --      1.71
2000                   14.33         1.28              .21            (.34)             --      1.15
1999                   15.83         1.27            (1.48)           (.25)             --      (.46)

PREMIER INCOME (NPF)
----------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                   15.23         1.06             (.01)           (.07)           (.01)      .97
2002                   15.31         1.15             (.13)           (.11)           (.01)      .90
2001                   14.42         1.23              .84            (.26)             --      1.81
2000                   14.24         1.26              .21            (.34)             --      1.13
1999                   15.76         1.22            (1.51)           (.24)             --      (.53)
====================================================================================================

                          Less Distributions
                  --------------------------------
                         Net                            Offering
                  Investment     Capital               Costs and      Ending
                   Income to    Gains to               Preferred      Common
                      Common      Common                   Share       Share         Ending
                      Share-      Share-            Underwriting   Net Asset         Market
                     holders     holders     Total     Discounts       Value          Value
===========================================================================================
INVESTMENT QUALITY (NQM)
-------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                  $(1.01)      $(.02)   $(1.03)         $ --      $15.65       $15.1000
2002                    (.94)       (.02)     (.96)           --       15.63        14.9900
2001                    (.85)         --      (.85)           --       15.71        14.8400
2000                    (.89)         --      (.89)           --       14.67        12.8750
1999                    (.96)         --      (.96)         (.02)      14.03        13.3125

SELECT QUALITY (NQS)
-------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                    (.98)         --      (.98)           --       15.33        14.8100
2002                    (.94)       (.15)    (1.09)           --       15.00        14.4000
2001                    (.87)         --      (.87)           --       15.48        14.7500
2000                    (.92)         --      (.92)           --       14.48        13.0625
1999                    (.96)         --      (.96)         (.01)      14.05        13.1250

QUALITY INCOME (NQU)
-------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                    (.96)       (.03)     (.99)           --       15.04        14.3300
2002                    (.93)       (.09)    (1.02)           --       14.70        14.0400
2001                    (.91)       (.01)     (.92)           --       15.32        14.6200
2000                    (.95)         --      (.95)           --       14.53        13.1250
1999                   (1.03)         --     (1.03)         (.01)      14.33        14.0000

PREMIER INCOME (NPF)
-------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                    (.98)       (.09)    (1.07)           --       15.13        14.7400
2002                    (.96)       (.02)     (.98)           --       15.23        14.5200
2001                    (.92)         --      (.92)           --       15.31        14.8400
2000                    (.95)         --      (.95)           --       14.42        13.6250
1999                    (.97)         --      (.97)         (.02)      14.24        13.3125
===========================================================================================

                                                              Ratios/Supplemental Data
                                                   -----------------------------------------------
                              Total Returns                                Before Credit
                           ---------------------                     --------------------------
                                                                                   Ratio of Net
                                                                       Ratio of      Investment
                                          Based         Ending         Expenses       Income to
                                             on            Net       to Average         Average
                            Based        Common         Assets       Net Assets      Net Assets
                               on     Share Net     Applicable       Applicable      Applicable
                           Market         Asset      to Common        to Common       to Common
                            Value*        Value*   Shares (000)          Shares++         Shares++
==================================================================================================
INVESTMENT QUALITY (NQM)
--------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                         7.78%         6.88%      $559,644             1.22%            7.05%
2002                         7.71          5.85        558,604             1.21             7.48
2001                        22.33         13.16        561,577             1.24             7.56
2000                         3.70         11.38        524,320             1.24             8.57
1999                        (8.51)        (6.64)       501,508             1.17             7.85

SELECT QUALITY (NQS)
--------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                         9.91          8.96        519,361             1.26             7.06
2002                         5.24          4.22        508,300             1.24             7.46
2001                        20.09         13.23        524,597             1.24             7.89
2000                         6.85         10.02        490,683             1.22             8.67
1999                       (13.63)        (4.55)       476,102             1.17             8.07

QUALITY INCOME (NQU)
--------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                         9.31          9.37        815,270             1.21             7.12
2002                         3.05          2.71        796,591             1.23             7.50
2001                        18.72         12.09        830,636             1.21             8.05
2000                          .73          8.37        787,829             1.21             8.95
1999                       (11.17)        (3.20)       776,845             1.17             8.27

PREMIER INCOME (NPF)
--------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                         9.13          6.57        304,048             1.24             6.91
2002                         4.57          6.19        305,958             1.29             7.66
2001                        15.93         12.89        307,496             1.28             8.25
2000                         9.71          8.22        289,103             1.27             8.84
1999                       (17.25)        (3.71)       285,509             1.19             7.98
==================================================================================================

                                Ratios/Supplemental Data
                       -----------------------------------------
                              After Credit**                            Preferred Shares at End of Period
                       ----------------------------                 ----------------------------------------
                                     Ratio of Net
                         Ratio of      Investment
                         Expenses       Income to
                       to Average         Average
                       Net Assets      Net Assets                     Aggregate   Liquidation
                       Applicable      Applicable      Portfolio         Amount    and Market          Asset
                        to Common       to Common       Turnover    Outstanding         Value       Coverage
                           Shares++        Shares++         Rate           (000)    Per Share      Per Share
============================================================================================================
INVESTMENT QUALITY (NQM)
------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                         1.22%           7.05%             5%      $301,000       $25,000        $71,482
2002                         1.21            7.49              5        301,000        25,000         71,396
2001                         1.23            7.56             17        301,000        25,000         71,643
2000                         1.22            8.59             35        301,000        25,000         68,548
1999                         1.16            7.86             16        301,000        25,000         66,654

SELECT QUALITY (NQS)
------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                         1.25            7.06              9        279,000        25,000         71,538
2002                         1.23            7.47             19        279,000        25,000         70,547
2001                         1.23            7.89             28        279,000        25,000         72,007
2000                         1.21            8.68             30        279,000        25,000         68,968
1999                         1.16            8.08             27        279,000        25,000         67,661

QUALITY INCOME (NQU)
------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                         1.21            7.13              9        452,000        25,000         70,092
2002                         1.22            7.51             32        452,000        25,000         69,059
2001                         1.21            8.06             30        452,000        25,000         70,942
2000                         1.20            8.95             23        452,000        25,000         68,575
1999                         1.16            8.27             13        452,000        25,000         67,967

PREMIER INCOME (NPF)
------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                         1.23            6.91             19        165,000        25,000         71,068
2002                         1.28            7.67             25        165,000        25,000         71,357
2001                         1.26            8.26             14        165,000        25,000         71,590
2000                         1.26            8.85              9        165,000        25,000         68,804
1999                         1.18            7.99             11        165,000        25,000         68,259
============================================================================================================

*    Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset
     Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in Common share net asset value per share. Total returns are not annualized.
**   After custodian fee credit, where applicable.
+    The amounts shown are based on Common share equivalents.
++   Ratios do not reflect the effect of dividend payments to preferred shareholders; income ratios reflect income earned on assets attributable to
     Preferred shares.

                                 See accompanying notes to financial statements.


58-59 spread


                Directors
                      AND OFFICERS

The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of
Directors of the Funds. The number of directors of the Funds is currently set at twelve. None of the directors who are not "interested" persons of the Funds has ever been a director or employee of, or consultant to, Nuveen or its affiliates.
The names and business addresses of the directors and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
                                                                                                                           NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST    PRINCIPAL OCCUPATION(S)                                       FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    INCLUDING OTHER DIRECTORSHIPS                                  OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(2)  DURING PAST 5 YEARS                                              DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

DIRECTOR WHO IS AN INTERESTED PERSON OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1)    Chairman of the    1994    Chairman and Director (since 1996) of Nuveen                          142
3/28/49                        Board and                  Investments, Inc. and Nuveen Investments, LLC;
333 W. Wacker Drive            Director                   Director (since 1992) and Chairman (since 1996) of
Chicago, IL 60606                                         Nuveen Advisory Corp. and Nuveen Institutional
                                                          Advisory Corp.; Chairman and Director (since 1997)
                                                          of Nuveen Asset Management, Inc.; Director (since 1996)
                                                          of Institutional Capital Corporation; Chairman and Director
                                                          (since 1999) of Rittenhouse Asset Management, Inc.;
                                                          Chairman of Nuveen Investments Advisers Inc. (since 2002).


DIRECTORS WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
William E. Bennett             Director     2001          Private Investor; previously, President and Chief Executive           142
10/16/46                                                  Officer, Draper & Kramer, Inc., a private company that
333 W. Wacker Drive                                       handles mortgage banking, real estate development, pension
Chicago, IL 60606                                         advisory and real estate management (1995-1998). Prior
                                                          thereto, Executive Vice President and Chief Credit Officer of
                                                          First Chicago Corporation and its principal subsidiary, The
                                                          First National Bank of Chicago.

------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner              Director     1997          Private Investor and Management Consultant.                           141
8/22/40
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown              Director     1993          Retired (since 1989) as Senior Vice President of The                  141
7/29/34                                                   Northern Trust Company; Director of the United Way of
333 W. Wacker Drive                                       Highland Park-Highwood (since 2002).
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Jack B. Evans                  Director     1999          President, The Hall-Perrine Foundation, a private philanthropic       131
10/22/48                                                  corporation (since 1996); Director, Alliant Energy; Director and
333 W. Wacker Drive                                       Vice Chairman, United Fire & Casualty Company; Director,
Chicago, IL 60606                                         Federal Reserve Bank of Chicago; formerly, President and Chief
                                                          Operating Officer, SCI Financial Group, Inc., a regional financial services firm.

------------------------------------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri           Director     1994          Retired, formerly, Executive Director (since 1998) of Manitoga/       141
1/26/33                                                   The Russel Wright Design Center; prior thereto, President and
333 W. Wacker Drive                                       Chief Executive Officer of Blanton-Peale Institute (since 1990);
Chicago, IL 60606                                         prior thereto, Vice President, Metropolitan Life Insurance Co.

------------------------------------------------------------------------------------------------------------------------------------
William L. Kissick             Director     1992          Professor Emeritus, School of Medicine and the Wharton                131
7/29/32                                                   School of Management and former Chairman, Leonard Davis
333 W. Wacker Drive                                       Institute of Health Economics, University of Pennsylvania;
Chicago, IL 60606                                         Adjunct Professor, Health Policy and Management, Yale
                                                          University.

------------------------------------------------------------------------------------------------------------------------------------
Thomas E. Leafstrand           Director     1992          Retired; previously, Vice President in charge of Municipal            131
11/11/31                                                  Underwriting and Dealer Sales at The Northern Trust
333 W. Wacker Drive                                       Company.
Chicago, IL 60606

                                       60

                                                                                                                          NUMBER OF
                                                                                                                      PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST    PRINCIPAL OCCUPATION(S)                                      FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    INCLUDING OTHER DIRECTORSHIPS                                 OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(2)  DURING PAST 5 YEARS                                              DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

DIRECTORS WHO ARE NOT INTERESTED PERSONS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Peter R. Sawers                Director           1991    Adjunct Professor of Business and Economics, University of            141
4/3/33                                                    Dubuque, Iowa; formerly (1991-2000) Adjunct Professor, Lake
333 W. Wacker Drive                                       Forest Graduate School of Management, Lake Forest, Illinois;
Chicago, IL 60606                                         prior thereto, Executive Director, Towers Perrin Australia, a management consulting firm; Chartered Financial Analyst;
                                                          Certified Management Consultant; Director, Executive
                                                          Service Corps of Chicago, a not-for-profit organization.

------------------------------------------------------------------------------------------------------------------------------------
William J. Schneider           Director           1997    Senior Partner and Chief Operating Officer, Miller-Valentine          141
9/24/44                                                   Group, Vice President, Miller-Valentine Realty, a construction
333 W. Wacker Drive                                       company; Chair, MiamiValley Hospital; Chair, Dayton
Chicago, IL 60606                                         Development Coalition; formerly, Member, Community
                                                          Advisory Board, National City Bank, Dayton, Ohio and
                                                          Business Advisory Council, Cleveland Federal Reserve Bank.

------------------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale            Director           1997    Executive Director, Gaylord and Dorothy Donnelley Foundation          141
12/29/47                                                  (since 1994); prior thereto, Executive Director, Great Lakes
333 W. Wacker Drive                                       Protection Fund (from 1990 to 1994).
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Sheila W. Wellington           Director           1994    President (since 1993) of Catalyst (a not-for-profit organization     131
2/24/32                                                   focusing on women's leadership development in business
333 W. Wacker Drive                                       and the professions).
Chicago, IL 60606


                               POSITION(S)  YEAR FIRST                                                         NUMBER OF PORTFOLIOS
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                   IN FUND COMPLEX
AND ADDRESS                    THE FUNDS    APPOINTED(3)  DURING PAST 5 YEARS                                   OVERSEEN BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman           Chief              1988    Managing Director (since 2002), Assistant Secretary                   142
9/9/56                         Administrative             and Associate General Counsel, formerly, Vice President
333 W. Wacker Drive            Officer                    and Assistant General Counsel of Nuveen Investments, LLC;
Chicago, IL 60606                                         Managing Director (since 2002), General Counsel and
                                                          Assistant Secretary, formerly, Vice President of Nuveen
                                                          Advisory Corp. and Nuveen Institutional Advisory Corp.;
                                                          Managing Director (since 2002), Assistant Secretary and
                                                          Associate General Counsel, formerly, Vice President (since
                                                          2000), of Nuveen Asset Management, Inc.; Assistant
                                                          Secretary of Nuveen Investments, Inc. (since 1994);
                                                          Assistant Secretary of NWQ Investment Management
                                                          Company, LLC (since 2002); Vice President and
                                                          Assistant Secretary of Nuveen Investments Advisers Inc.
                                                          (since 2002); Managing Director, Associate General
                                                          Counsel and Assistant Secretary of Rittenhouse Asset
                                                          Management, Inc. (since May 2003); Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Michael T. Atkinson            Vice President     2000    Vice President (since 2002), formerly, Assistant                      142
2/3/66                         and Assistant              Vice President (since 2000), previously, Associate of
333 W. Wacker Drive            Secretary                  Nuveen Investments, LLC.
Chicago, IL 60606


61

                Directors
                        AND OFFICERS (CONTINUED)


                               POSITION(S)  YEAR FIRST                                                         NUMBER OF PORTFOLIOS
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                   IN FUND COMPLEX
AND ADDRESS                    THE FUNDS    APPOINTED(3)  DURING PAST 5 YEARS                                   OVERSEEN BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Paul L. Brennan                Vice President     1999    Vice President (since 2002), formerly, Assistant                      128
11/10/66                                                  Vice President (since 1997), of Nuveen Advisory Corp.;
333 W. Wacker Drive                                       prior thereto, portfolio manager of Flagship Financial Inc.;
Chicago, IL 60606                                         Chartered Financial Analyst and Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo              Vice President     1999    Vice President of Nuveen Investments, LLC (since 1999),               142
11/28/67                       and Treasurer              prior thereto, Assistant Vice President (since 1997); Vice
333 W. Wacker Drive                                       President and Treasurer of Nuveen Investments, Inc. (since
Chicago, IL 60606                                         1999); Vice President and Treasurer of Nuveen Advisory Corp.
                                                          and Nuveen Institutional Advisory Corp. (since 1999); Vice
                                                          President and Treasurer of Nuveen Asset Management,
                                                          Inc. (since 2002) and of Nuveen Investments Advisers
                                                          Inc. (since 2002); Assistant Treasurer of NWQ Investment
                                                          Management Company, LLC (since 2002); Chartered
                                                          Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Susan M. DeSanto               Vice President     2001    Vice President of Nuveen Advisory Corp. (since 2001);                 142
9/8/54                                                    previously, Vice President of Van Kampen Investment
333 W. Wacker Drive                                       Advisory Corp. (since 1998); Vice President of Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp. (since 2002); prior thereto,
                                                          Assistant Vice President of Van Kampen Investment
                                                          Advisory Corp. (since 1994).

------------------------------------------------------------------------------------------------------------------------------------
Jessica R. Droeger             Vice President     2000    Vice President (since 2002) and Assistant General Counsel             142
9/24/64                        and Secretary              (since 1998); formerly, Assistant Vice President (since 1998)
333 W. Wacker Drive                                       of Nuveen Investments, LLC; Vice President (since 2002)
Chicago, IL 60606                                         and Assistant Secretary (since 1998), formerly Assistant
                                                          Vice President of Nuveen Advisory Corp. and Nuveen
                                                          Institutional Advisory Corp.

------------------------------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson              Vice President     1998    Vice President of Nuveen Investments, LLC; Vice                       142
10/24/45                                                  President (since 1998) of Nuveen Advisory Corp. and
333 W. Wacker Drive                                       Nuveen Institutional Advisory Corp.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
William M. Fitzgerald          Vice President     1995    Managing Director (since 2002) of Nuveen Investments,                 142
3/2/64                                                    LLC; Managing Director (since 2001), formerly Vice
333 W. Wacker Drive                                       President of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp. (since 1995); Managing
                                                          Director of Nuveen Asset Management, Inc. (since 2001);
                                                          Vice President of Nuveen Investment Advisers Inc.
                                                          (since 2002); Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Stephen D. Foy                 Vice President     1998    Vice President (since 1993) and Funds Controller (since               142
5/31/54                        and Controller             1998) of Nuveen Investments, LLC and Vice President and
333 W. Wacker Drive                                       Funds Controller (since 1998) of Nuveen Investments, Inc.;
Chicago, IL 60606                                         Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
J. Thomas Futrell              Vice President     1988    Vice President of Nuveen Advisory Corp.;                              128
7/5/55                                                    Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Steven J. Krupa                Vice President     1990    Vice President of Nuveen Advisory Corp.                               128
8/21/57
333 W. Wacker Drive
Chicago, IL 60606

62

                               POSITION(S)  YEAR FIRST                                                         NUMBER OF PORTFOLIOS
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                   IN FUND COMPLEX
AND ADDRESS                    THE FUNDS    APPOINTED(3)  DURING PAST 5 YEARS                                   OVERSEEN BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
David J. Lamb                  Vice President     2000    Vice President (since 2000) of Nuveen Investments, LLC,               142
3/22/63                                                   previously Assistant Vice President (since 1999); prior
333 W. Wacker Drive                                       thereto, Associate of Nuveen Investments, LLC; Certified
Chicago, IL 60606                                         Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
Tina M. Lazar                  Vice President     2002    Vice President (since 1999), previously, Assistant Vice               142
8/27/61                                                   President (since 1993) of Nuveen Investments, LLC.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Larry W. Martin                Vice President     1988    Vice President, Assistant Secretary and Assistant General             142
7/27/51                        and Assistant              Counsel of Nuveen Investments, LLC; Vice President and
333 W. Wacker Drive            Secretary                  Assistant Secretary of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp.; Assistant Secretary of Nuveen
                                                          Investments, Inc. and (since 1997) Nuveen Asset Management,
                                                          Inc.; Vice President (since 2000), Assistant Secretary and
                                                          Assistant General Counsel (since 1998) of Rittenhouse Asset
                                                          Management, Inc.; Vice President and Assistant Secretary of
                                                          Nuveen Investments Advisers Inc. (since 2002); Assistant
                                                          Secretary of NWQ Investment Management Company, LLC
                                                          (since 2002).

------------------------------------------------------------------------------------------------------------------------------------
John V. Miller                 Vice President     2003    Vice President (since 2003), previously, Assistant                    128
4/10/67                                                   Vice President (since 1999), prior thereto, credit
333 W. Wacker Drive                                       analyst (since 1996) of Nuveen Advisory Corp.;
Chicago, IL 60606                                         Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV            Vice President     1996    Managing Director (since 2002) of Nuveen Investments,                 142
7/7/65                                                    LLC; Managing Director (since 1997), formerly Vice
333 W. Wacker Drive                                       President (since 1996) of Nuveen Advisory Corp. and
Chicago, IL 60606                                         Nuveen Institutional Advisory Corp.; Managing Director
                                                          of Nuveen Asset Management, Inc. (since 1999).
                                                          Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Thomas J. O'Shaughnessy        Vice President     1999    Vice President (since 2002), formerly, Assistant                      128
9/4/60                                                    Vice President (since 1998), of Nuveen Advisory Corp.;
333 W. Wacker Drive                                       prior thereto, portfolio manager.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Daniel S. Solender             Vice President     2003    Vice President of Nuveen Advisory Corp. (since 2003);                 128
10/27/65                                                  previously, Principal and portfolio manager with The Vanguard
333 W. Wacker Drive                                       Group (1999-2003); prior thereto, Assistant Vice President
Chicago, IL 60606                                         of the Nuveen Advisory Corp.; Chartered
Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Thomas C. Spalding             Vice President     1982    Vice President of Nuveen Advisory Corp. and Nuveen                    128
7/31/51                                                   Institutional Advisory Corp.; Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606


(1) Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and trustee of the Adviser.

(2) Directors serve a one-year term until his/her successor is elected. The year first elected or appointed represents the year in which the Director was first elected or appointed to any fund in the Nuveen Complex.

(3) Officers serve a one-year term through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

              Build Your Wealth
                     AUTOMATICALLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

        Fund
          INFORMATION

BOARD OF DIRECTORS
William E. Bennett
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
Anne E. Impellizzeri
William L. Kissick
Thomas E. Leafstrand
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Sheila W. Wellington

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling Nuveen Investments at (800) 257-8787; and (ii) on the Commission's website at http://www.sec.gov.

POLICY CHANGE

On November 14, 2002, the Board adopted a policy that allows each Fund, in addition to investments in municipal bonds, to invest up to 5% of its net assets (including assets attributable to preferred shares, if any) in tax-exempt or taxable fixed-income securities or equity securities for the purpose of acquiring control of an issuer whose municipal bonds (a) the Fund already owns and (b) have deteriorated or are expected shortly to deteriorate significantly in credit quality, provided Nuveen Advisory determines that such investment should enable the Fund to better maximize the value of its existing investment in such issuer. This policy is a non-fundamental policy of each Fund which means that it can be changed at any time by the Board of Trustees without vote of the shareholders.

GLOSSARY OF TERMS USED IN THIS REPORT

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Leverage-Adjusted Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current market price.

Net Asset Value (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

---------
Each Fund intends to repurchase shares of its own common or preferred stock, where applicable, in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the fiscal year ended October 31, 2003. Any future repurchases will be reported to shareholders in the next annual or semiannual report

                Serving Investors
                          FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $90 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.

Distributed by
NUVEEN INVESTMENTS, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com


                                                                     EAN-C-1003D

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The registrant has posted such code of ethics on its website at www.nuveen.com/etf.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its audit committee. The registrant's audit committee financial expert is William E. Bennett, who is "independent" for purposes of
Item 3 of Form N-CSR.

Mr. Bennett was formerly Executive Vice President and Chief Credit Officer of First Chicago Corporation and its principal subsidary, The First National Bank of Chicago. As part of his role as Chief Credit Officer, Mr. Bennett set policy as to accrual of assets/loans; designated performing/non-performing assets; set the level of reserves against the credit portfolio; and determined the carrying value of credit related assets and exposure. Among other things, Mr. Bennett was also responsible for the oversight of the internal analysis function including setting ground rules for the review and preparation of financial analysis and financial statements for use in making credit and risk decisions for clients. Mr. Bennett has significant experience reviewing, analyzing and evaluating financial statements of domestic and international companies in a variety of industries with complex accounting issues.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

In the rare event that a municipal issuer held by the Fund were to issue a proxy or that the Fund were to receive a proxy issued by a cash management security, Nuveen Advisory Corp. (the "Adviser") would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the Fund's Board of Directors or Trustees or its representative. In the case of a conflict of interest, the proxy would be submitted to the applicable Fund's Board to determine how the proxy should be voted. A member of the Adviser's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 204-2(c)(2) under the Investment Advisers Act of 1940 (17 CFR 275.204-2(c)(2)), reports were filed with the SEC on Form N-PX, and the results were provided to the Board of Directors or Trustees and made available to shareholders as required by applicable rules.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because posted on registrant's website at www.nuveen.com/etf.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Quality Municipal Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: January 8, 2004
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: January 8, 2004
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: January 8, 2004
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.